UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2014

MFS® CASH RESERVE FUND

LMM-SEM

MFS® CASH RESERVE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	14.9%
A-1	84.8%
A-2	0.6%
Not Rated	0.0%
Other Assets Less Liabilities	(0.3)%

Maturity breakdown (u)
0 - 7 days	9.3%
8 - 29 days	25.4%
30 - 59 days	38.1%
60 - 89 days	17.4%
90 - 365 days	10.1%
Other Assets Less Liabilities	(0.3)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
B	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
C	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
R1	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
R2	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
R3	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
R4	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
529A	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
529B	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55
529C	Actual	0.11%	$1,000.00	$1,000.00	$0.55
	Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 18.2%
Issuer	Shares/Par	Value ($)

Major Banks - 9.7%
Bank of Montreal/Chicago Branch, 0.16%, due 4/10/14	$15,512,000	$15,512,000
Bank of Nova Scotia/Houston Branch, 0.16%, due 3/27/14	6,150,000	6,150,000
Canadian Imperial Bank of Commerce/New York Branch, 0.05%, due 3/05/14	107,000	107,000
Toronto Dominion Holdings (USA), Inc., 0.105%, due 3/18/14	3,248,000	3,248,000
Toronto Dominion Holdings (USA), Inc., 0.145%, due 4/04/14	12,061,000	12,061,000

		$37,078,000
Other Banks & Diversified Financials - 8.5%
Mizuho Corporate Bank (USA)/New York Branch, 0.2%, due 4/17/14	$15,555,000	$15,555,000
National Bank of Canada/New York Branch, 0.19%, due 4/22/14	16,600,000	16,600,000

		$32,155,000
Total Certificates of Deposit, at Cost and Value		$69,233,000

Commercial Paper (y) - 49.5%
Automotive - 5.5%
American Honda Finance Corp., 0.13%, due 3/07/14	$3,604,000	$3,603,924
American Honda Finance Corp., 0.13%, due 4/22/14	1,910,000	1,909,641
Toyota Motor Credit Corp., 0.1%, due 4/09/14	5,790,000	5,789,373
Toyota Motor Credit Corp., 0.14%, due 5/06/14	2,516,000	2,515,354
Toyota Motor Credit Corp., 0.2%, due 7/30/14	7,079,000	7,073,062

		$20,891,354
Business Services - 1.3%
Cisco Systems, Inc., 0.07%, due 3/19/14 (t)	$4,877,000	$4,876,829

Consumer Products - 8.3%
Kimberly Clark Worldwide, Inc., 0.05%, due 3/20/14 (t)	$6,771,000	$6,770,821
Kimberly Clark Worldwide, Inc., 0.08%, due 3/18/14 (t)	8,550,000	8,549,677
Procter & Gamble Co., 0.1%, due 4/16/14 (t)	6,125,000	6,124,217
Procter & Gamble Co., 0.1%, due 5/09/14 (t)	9,363,000	9,361,205
Reckitt Benckiser Treasury Services PLC, 0.08%, due 3/18/14 (t)	1,000,000	999,962

		$31,805,882
Electronics - 4.2%
Emerson Electric Co., 0.11%, due 4/03/14 (t)	$15,925,000	$15,923,394

Financial Institutions - 4.0%
General Electric Capital Corp., 0.12%, due 5/20/14	$15,325,000	$15,320,913

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Food & Beverages - 10.2%
Anheuser-Busch InBev Worldwide, Inc., 0.18%, due 4/28/14 (t)	$10,019,000	$10,016,094
Anheuser-Busch InBev Worldwide, Inc., 0.18%, due 5/05/14 (t)	1,689,000	1,688,451
Anheuser-Busch InBev Worldwide, Inc., 0.21%, due 5/21/14 (t)	3,681,000	3,679,261
Coca-Cola Co., 0.16%, due 7/14/14 (t)	6,592,000	6,588,045
Coca-Cola Co., 0.19%, due 6/23/14 (t)	1,225,000	1,224,263
Pepsico Inc., 0.06%, due 4/07/14 (t)	8,604,000	8,603,469
Pepsico Inc., 0.07%, due 4/10/14 (t)	6,866,000	6,865,466

		$38,665,049
Major Banks - 8.2%
Bank of Nova Scotia, 0.165%, due 5/27/14	$8,000,000	$7,996,810
Bank of Nova Scotia, 0.195%, due 6/25/14	1,014,000	1,013,363
Wells Fargo & Co., 0.2%, due 5/02/14	815,000	814,719
Wells Fargo & Co., 0.2%, due 6/03/14	7,000,000	6,996,344
Wells Fargo & Co., 0.21%, due 8/13/14	7,507,000	7,499,775
Westpac Banking Corp., 0.14%, due 3/25/14 (t)	7,093,000	7,092,338

		$31,413,349
Pharmaceuticals - 7.8%
Merck & Co., Inc., 0.05%, due 3/19/14 (t)	$15,321,000	$15,320,617
Sanofi, 0.09%, due 3/21/14 (t)	14,258,000	14,257,287

		$29,577,904
Total Commercial Paper, at Amortized Cost and Value		$188,474,674

U.S. Government Agencies and Equivalents (y) - 25.6%
Federal Home Loan Bank, 0.045%, due 4/09/14	$512,000	$511,975
Federal Home Loan Bank, 0.11%, due 7/02/14	161,000	160,939
Federal Home Loan Bank, 0.05%, due 3/12/14	2,281,000	2,280,965
Federal Home Loan Bank, 0.025%, due 3/21/14	4,340,000	4,339,940
Federal Home Loan Bank, 0.028%, due 3/21/14	10,737,000	10,736,833
Federal Home Loan Bank, 0.1%, due 3/21/14	12,000,000	11,999,333
Federal Home Loan Bank, 0.055%, due 4/02/14	7,518,000	7,517,632
Federal Home Loan Bank, 0.09%, due 4/09/14	106,000	105,990
Federal Home Loan Bank, 0.06%, due 4/23/14	4,775,000	4,774,578
Federal Home Loan Bank, 0.08%, due 5/07/14	8,278,000	8,276,768
Federal Home Loan Bank, 0.1%, due 5/28/14	100,000	99,976
Federal Home Loan Bank, 0.02%, due 3/05/14	4,975,000	4,974,989
U.S. Treasury Bill, 0.05%, due 4/17/14	15,000,000	14,999,021
U.S. Treasury Bill, 0.06%, due 7/31/14	7,894,000	7,892,000
U.S. Treasury Bill, 0.075%, due 5/01/14	16,629,000	16,626,887
U.S. Treasury Bill, 0.07%, due 4/24/14	2,079,000	2,078,782
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$97,376,608

6

Portfolio of Investments (unaudited) – continued

Floating Rate Demand Notes - 4.3%
Issuer	Shares/Par	Value ($)

East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 3/03/14	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 3/03/14	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.03%, due 3/03/14	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 2.7%
Goldman Sachs Repurchase Agreement, 0.04%, dated 2/28/14, due 3/03/14, total to be received $2,117,007 (secured by U.S. Treasury and Federal Agency obligations valued at $2,159,347 in a jointly traded account)	$2,117,000	$2,117,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.04%, dated 2/28/14, due 3/03/14, total to be received $8,178,027 (secured by U.S. Treasury and Federal Agency obligations valued at $8,341,578 in a jointly traded account)	8,178,000	8,178,000
Total Repurchase Agreements, at Cost and Value		$10,295,000
Total Investments, at Amortized Cost and Value		$381,679,282

Other Assets, Less Liabilities - (0.3)%		(1,101,670)
Net Assets - 100.0%		$380,577,612

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$381,679,282
Cash	753
Receivables for
Fund shares sold	744,209
Interest	22,043
Receivable from investment adviser and distributor	91,969
Other assets	2,553
Total assets	$382,540,809
Liabilities
Payable for fund shares reacquired	$1,668,551
Payable to affiliates
Shareholder servicing costs	268,701
Payable for independent Trustees’ compensation	11,990
Accrued expenses and other liabilities	13,955
Total liabilities	$1,963,197
Net assets	$380,577,612
Net assets consist of
Paid-in capital	$380,799,665
Accumulated net realized gain (loss) on investments	(207,454)
Accumulated net investment loss	(14,599)
Net assets	$380,577,612
Shares of beneficial interest outstanding	380,807,675

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$137,471,403	137,542,584	$1.00
Class B	27,504,908	27,551,999	1.00
Class C	50,368,961	50,398,747	1.00
Class R1	17,902,461	17,912,101	1.00
Class R2	64,847,481	64,884,582	1.00
Class R3	61,346,594	61,377,524	1.00
Class R4	2,903,997	2,905,712	1.00
Class 529A	11,115,644	11,117,205	1.00
Class 529B	642,549	642,864	1.00
Class 529C	6,473,614	6,474,357	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$213,879
Expenses
Management fee	$805,399
Distribution and service fees	1,001,506
Program manager fees	9,126
Shareholder servicing costs	340,379
Administrative services fee	29,220
Independent Trustees’ compensation	5,029
Custodian fee	19,631
Shareholder communications	12,232
Audit and tax fees	17,235
Legal fees	3,610
Miscellaneous	68,337
Total expenses	$2,311,704
Fees paid indirectly	(7)
Reduction of expenses by investment adviser and distributor	(2,097,818)
Net expenses	$213,879
Net investment income	$0
Net realized gain (loss) on investments	$254
Change in net assets from operations	$254

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/14	Year ended 8/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	254	0
Change in net assets from operations	$254	$0
Change in net assets from fund share transactions	$(32,556,133)	$(2,037,038)
Total change in net assets	$(32,555,879)	$(2,037,038)
Net assets
At beginning of period	413,133,491	415,170,529
At end of period (including accumulated net investment loss of $14,599 and $14,599, respectively)	$380,577,612	$413,133,491

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14		Years ended 8/31
Class A			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	(0.00	)(w)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	0.93	0.94		0.85		0.72
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.39
Net investment income	0.00	(a)	0.00	0.00	0.00	(w)	0.00	(w)	0.33
Net assets at end of period (000 omitted)	$137,471		$145,062	$126,283	$153,634		$141,832		$173,135

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class B			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.68	1.68	1.69		1.69		1.72
Expenses after expense reductions (f)	0.11	(a)	0.15	0.12	0.20		0.27		0.60
Net investment income	0.00	(a)	0.00	0.00	0.00	(w)	0.00	(w)	0.08
Net assets at end of period (000 omitted)	$27,505		$30,833	$35,098	$50,379		$66,601		$104,696

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class C			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.68	1.68	1.69		1.69		1.72
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.60
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.08
Net assets at end of period (000 omitted)	$50,369		$58,363	$49,851	$61,943		$50,196		$70,005

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R1			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.68	1.68	1.69		1.69		1.72
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.58
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.09
Net assets at end of period (000 omitted)	$17,902		$21,080	$24,361	$28,705		$30,233		$29,457

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R2			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$(0.00	)(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.18	1.18	1.19		1.19		1.22
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.51
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.15
Net assets at end of period (000 omitted)	$64,847		$74,406	$83,723	$104,130		$109,362		$120,476

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R3			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	0.93	0.94		0.94		0.97
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.45
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.20
Net assets at end of period (000 omitted)	$61,347		$64,925	$79,029	$85,602		$90,331		$104,062

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R4			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	(0.00	)(w)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.68	0.69	0.69		0.68		0.72
Expenses after expense reductions (f)	0.11	(a)	0.15	0.12	0.20		0.27		0.38
Net investment income	0.00	(a)	0.00	0.00	0.00	(w)	0.00	(w)	0.23
Net assets at end of period (000 omitted)	$2,904		$820	$810	$5,743		$6,172		$5,697

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529A			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.03	1.03	1.04		1.03		1.12
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.40
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.19
Net assets at end of period (000 omitted)	$11,116		$10,897	$10,330	$9,710		$9,919		$6,926

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529B			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	1.78	1.79		1.79		1.83
Expenses after expense reductions (f)	0.11	(a)	0.15	0.12	0.20		0.27		0.51
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.04
Net assets at end of period (000 omitted)	$643		$676	$665	$1,073		$1,613		$1,942

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529C			2013	2012	2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00	(w)	0.00	(w)	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	1.78	1.79		1.78		1.83
Expenses after expense reductions (f)	0.11	(a)	0.15	0.13	0.20		0.27		0.52
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00	(w)	0.04
Net assets at end of period (000 omitted)	$6,474		$6,072	$5,020	$5,525		$6,224		$4,391

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

22

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$381,679,282	$—	$381,679,282

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $10,295,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

23

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

The fund declared no distributions for the current period or for the year ended August 31, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$381,679,282

As of 8/31/13
Capital loss carryforwards	(207,708)
Late year ordinary loss deferral	(1,338)
Other temporary differences	(13,261)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

24

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/15	$(219)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(207,598)

Post-enactment losses which are characterized as follows:
Short Term	$(110)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 28, 2014, MFS voluntarily waived receipt of $800,883 of the fund’s management fee in order to avoid a negative yield. This amount, for the six months ended February 28, 2014, is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $4,516, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2014, these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

25

Notes to Financial Statements (unaudited) – continued

In order to avoid a negative yield for the six months ended February 28, 2014, MFS voluntarily agreed to reduce certain other expenses in the amount of $281,604, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$180,527
Class B	0.75%	0.25%	1.00%	0.00%	147,208
Class C	0.75%	0.25%	1.00%	0.00%	275,065
Class R1	0.75%	0.25%	1.00%	0.00%	95,853
Class R2	0.25%	0.25%	0.50%	0.00%	171,760
Class R3	—	0.25%	0.25%	0.00%	81,451
Class 529A	—	0.25%	0.25%	0.00%	13,875
Class 529B	0.75%	0.25%	1.00%	0.00%	3,464
Class 529C	0.75%	0.25%	1.00%	0.00%	32,303
Total Distribution and Service Fees					$1,001,506

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014. These reductions, for the six months ended February 28, 2014, for Class A and Class 529A amounted to $180,527 and $13,875, respectively, and are included in the reduction of total expenses in the Statement of Operations. During the six months ended February 28, 2014, MFD also voluntarily waived a receipt of $807,104 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption

26

Notes to Financial Statements (unaudited) – continued

within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$106
Class B	41,851
Class C	14,059
Class 529B	135
Class 529C	6

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2014, unless MFD elects to extend the waiver. For the six months ended February 28, 2014, this waiver amounted to $4,563 and is included in the reduction of total expenses in the Statement of Operations. In addition, MFS voluntarily waived receipt of $4,563 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This amount, for the six months ended February 28, 2014, is included in the reduction of total expenses in the Statement of Operations. This voluntary waiver had the effect of reducing the program manager fee by 0.05% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2014, were as follows:

	Fee	Waiver
Class 529A	$5,550	$5,500
Class 529B	346	346
Class 529C	3,230	3,230
Total Program Manager Fees and Waivers	$9,126	$9,126

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $100,054, which equated to 0.0497% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $240,325.

27

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $430 and is included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $12,284 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,362 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $183, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

On October 9, 2013, MFS purchased 2,600,000 shares of Class R4 for an aggregate amount of $2,600,000.

28

Notes to Financial Statements (unaudited) – continued

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	43,365,083	$43,365,085	90,857,358	$90,857,364
Class B	7,182,729	7,182,729	18,713,001	18,713,002
Class C	23,977,477	23,977,478	50,242,109	50,242,109
Class R1	2,924,708	2,924,708	8,748,971	8,748,971
Class R2	9,323,661	9,323,661	22,356,847	22,356,847
Class R3	15,557,593	15,557,593	20,910,727	20,910,725
Class R4	2,867,508	2,867,508	373,688	373,688
Class 529A	2,392,529	2,392,529	5,719,574	5,719,574
Class 529B	193,938	193,938	386,062	386,062
Class 529C	2,118,938	2,118,938	3,685,179	3,685,179
	109,904,164	$109,904,167	221,993,516	$221,993,521

Shares reacquired
Class A	(50,955,449)	$(50,955,449)	(72,078,513)	$(72,078,513)
Class B	(10,510,881)	(10,510,884)	(22,978,285)	(22,978,292)
Class C	(31,971,906)	(31,971,906)	(41,729,343)	(41,729,343)
Class R1	(6,102,360)	(6,102,360)	(12,030,084)	(12,030,084)
Class R2	(18,882,072)	(18,882,072)	(31,674,198)	(31,674,198)
Class R3	(19,135,551)	(19,135,551)	(35,015,288)	(35,015,288)
Class R4	(783,019)	(783,019)	(364,480)	(364,479)
Class 529A	(2,174,366)	(2,174,366)	(5,151,748)	(5,151,747)
Class 529B	(226,929)	(226,929)	(375,895)	(375,896)
Class 529C	(1,717,764)	(1,717,764)	(2,632,719)	(2,632,719)
	(142,460,297)	$(142,460,300)	(224,030,553)	$(224,030,559)

Net change
Class A	(7,590,366)	$(7,590,364)	18,778,845	$18,778,851
Class B	(3,328,152)	(3,328,155)	(4,265,284)	(4,265,290)
Class C	(7,994,429)	(7,994,428)	8,512,766	8,512,766
Class R1	(3,177,652)	(3,177,652)	(3,281,113)	(3,281,113)
Class R2	(9,558,411)	(9,558,411)	(9,317,351)	(9,317,351)
Class R3	(3,577,958)	(3,577,958)	(14,104,561)	(14,104,563)
Class R4	2,084,489	2,084,489	9,208	9,209
Class 529A	218,163	218,163	567,826	567,827
Class 529B	(32,991)	(32,991)	10,167	10,166
Class 529C	401,174	401,174	1,052,460	1,052,460
	(32,556,133)	$(32,556,133)	(2,037,037)	$(2,037,038)

29

Notes to Financial Statements (unaudited) – continued

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $921 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(6) Subsequent Event

On April 8, 2014, the Board of Trustees approved certain changes to the fund’s name and strategy. Effective July 1, 2014, the name of MFS Cash Reserve Fund will change to MFS U.S. Government Cash Reserve Fund and the fund will adopt a non-fundamental investment policy of normally investing at least 80% of its assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

31

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® CORE EQUITY FUND

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	2.1%
Exxon Mobil Corp.	2.0%
Google, Inc., “A”	1.9%
Hewlett-Packard Co.	1.7%
Pfizer, Inc.	1.4%
MetLife, Inc.	1.4%
Hess Corp.	1.3%
Procter & Gamble Co.	1.3%
Verizon Communications, Inc.	1.3%
Wells Fargo & Co.	1.2%

Equity sectors (i)
Financial Services	17.7%
Technology	15.6%
Health Care	13.4%
Energy	8.6%
Industrial Goods & Services	7.4%
Leisure	6.6%
Consumer Staples	6.2%
Retailing	6.1%
Utilities & Communications	5.3%
Special Products & Services	3.9%
Basic Materials	3.8%
Autos & Housing	2.7%
Transportation	2.1%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.04%	$1,000.00	$1,162.78	$5.58
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
B	Actual	1.79%	$1,000.00	$1,158.59	$9.58
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
C	Actual	1.79%	$1,000.00	$1,158.33	$9.58
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
I	Actual	0.80%	$1,000.00	$1,163.80	$4.29
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.79%	$1,000.00	$1,158.28	$9.58
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
R2	Actual	1.30%	$1,000.00	$1,161.23	$6.97
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.04%	$1,000.00	$1,162.89	$5.58
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
R4	Actual	0.80%	$1,000.00	$1,163.87	$4.29
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R5	Actual	0.71%	$1,000.00	$1,164.61	$3.81
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)

Aerospace - 3.2%
Honeywell International, Inc.	163,640	$15,454,162
Precision Castparts Corp.	40,679	10,490,301
United Technologies Corp.	121,660	14,236,653

		$40,181,116
Alcoholic Beverages - 0.3%
Constellation Brands, Inc., “A” (a)	44,250	$3,585,578

Apparel Manufacturers - 1.4%
Guess?, Inc.	85,620	$2,597,711
NIKE, Inc., “B”	74,580	5,839,614
PVH Corp.	40,406	5,108,531
VF Corp.	64,097	3,755,443

		$17,301,299
Automotive - 1.8%
Delphi Automotive PLC	135,060	$8,990,944
General Motors Co.	246,880	8,937,056
Johnson Controls, Inc.	104,330	5,153,902

		$23,081,902
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	30,490	$5,390,632
Biogen Idec, Inc. (a)	31,799	10,833,283
Illumina, Inc. (a)	3,610	619,079

		$16,842,994
Broadcasting - 3.1%
RetailMeNot, Inc. (a)	279,100	$11,658,007
Time Warner, Inc.	90,480	6,073,922
Twenty-First Century Fox, Inc.	436,940	14,654,968
Walt Disney Co.	86,180	6,964,206

		$39,351,103
Brokerage & Asset Managers - 1.6%
Affiliated Managers Group, Inc. (a)	11,868	$2,231,777
BlackRock, Inc.	11,785	3,592,539
Franklin Resources, Inc.	74,117	3,946,730
FXCM, Inc., “A”	109,780	1,849,793
IntercontinentalExchange Group, Inc.	23,890	4,989,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
NASDAQ OMX Group, Inc.	93,763	$3,599,562

		$20,209,589
Business Services - 1.7%
Accenture PLC, “A”	57,270	$4,773,455
Bright Horizons Family Solutions, Inc. (a)	129,120	5,096,366
Fidelity National Information Services, Inc.	116,510	6,479,121
FleetCor Technologies, Inc. (a)	29,080	3,778,364
Forrester Research, Inc.	57,400	2,079,028

		$22,206,334
Cable TV - 1.4%
Comcast Corp., “Special A”	216,720	$10,813,244
Time Warner Cable, Inc.	47,440	6,658,204

		$17,471,448
Chemicals - 1.6%
Agrium, Inc.	41,990	$3,867,570
Celanese Corp.	94,120	5,025,067
LyondellBasell Industries N.V., “A”	63,790	5,618,623
Monsanto Co.	53,757	5,914,345

		$20,425,605
Computer Software - 3.9%
Check Point Software Technologies Ltd. (a)	163,121	$10,997,618
Citrix Systems, Inc. (a)	87,770	5,270,589
Microsoft Corp.	40,830	1,564,197
Oracle Corp.	211,850	8,285,454
Qlik Technologies, Inc. (a)	256,550	7,824,775
Salesforce.com, Inc. (a)	169,300	10,559,241
Symantec Corp.	213,190	4,579,321

		$49,081,195
Computer Software - Systems - 5.9%
Apple, Inc.	50,845	$26,756,673
EMC Corp.	374,550	9,876,884
Hewlett-Packard Co.	737,930	22,049,348
NCR Corp. (a)	55,190	1,879,220
SS&C Technologies Holdings, Inc. (a)	133,530	5,164,940
Vantiv, Inc., “A” (a)	285,650	9,092,240

		$74,819,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.8%
Pool Corp.	27,950	$1,633,957
Sherwin-Williams Co.	45,296	9,080,942

		$10,714,899
Consumer Products - 2.3%
Colgate-Palmolive Co.	134,154	$8,428,896
Newell Rubbermaid, Inc.	121,640	3,905,860
Procter & Gamble Co.	207,960	16,358,134

		$28,692,890
Consumer Services - 2.0%
Grand Canyon Education, Inc. (a)	29,070	$1,377,918
HomeAway, Inc. (a)	161,720	7,418,096
ITT Educational Services, Inc. (a)(l)	82,970	2,574,559
Priceline.com, Inc. (a)	10,778	14,537,798

		$25,908,371
Containers - 0.5%
Crown Holdings, Inc. (a)	35,440	$1,595,509
Packaging Corp. of America	58,940	4,296,137

		$5,891,646
Electrical Equipment - 1.6%
AMETEK, Inc.	85,070	$4,529,127
Danaher Corp.	108,700	8,314,463
Sensata Technologies Holding B.V. (a)	135,390	5,502,250
W.W. Grainger, Inc.	7,484	1,908,570

		$20,254,410
Electronics - 2.3%
Altera Corp.	214,430	$7,785,953
Avago Technologies Ltd.	101,600	6,268,720
KLA-Tencor Corp.	92,790	6,045,269
Microchip Technology, Inc.	200,130	9,115,922

		$29,215,864
Energy - Independent - 3.8%
Anadarko Petroleum Corp.	57,120	$4,807,219
Antero Resources Corp. (a)	29,840	1,800,546
Athlon Energy, Inc. (a)	38,680	1,437,349
Cabot Oil & Gas Corp.	63,770	2,231,950
Clayton Williams Energy, Inc. (a)	6,730	652,810
Concho Resources, Inc. (a)	16,650	2,016,815
CONSOL Energy, Inc.	24,850	996,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
EOG Resources, Inc.	22,869	$4,331,846
Goodrich Petroleum Corp. (a)	102,000	1,389,240
Gulfport Energy Corp. (a)	18,920	1,250,612
Marathon Petroleum Corp.	125,810	10,568,040
Noble Energy, Inc.	87,990	6,050,192
PDC Energy, Inc. (a)	21,990	1,366,239
Peabody Energy Corp.	27,100	475,876
Pioneer Natural Resources Co.	31,040	6,244,627
Rice Energy, Inc. (a)	78,810	1,891,440

		$47,511,286
Energy - Integrated - 3.3%
Exxon Mobil Corp. (s)	261,482	$25,172,872
Hess Corp.	207,970	16,643,839

		$41,816,711
Entertainment - 0.2%
Cinemark Holdings, Inc.	72,360	$2,128,831

Food & Beverages - 2.6%
Coca-Cola Co.	333,280	$12,731,296
General Mills, Inc.	111,880	5,597,356
Mead Johnson Nutrition Co., “A”	36,850	3,005,118
Mondelez International, Inc.	236,910	8,062,047
WhiteWave Foods Co., “A” (a)	121,870	3,448,921

		$32,844,738
Food & Drug Stores - 0.9%
CVS Caremark Corp.	111,570	$8,160,230
Fairway Group Holdings Corp. (a)	372,960	2,909,088

		$11,069,318
Gaming & Lodging - 0.8%
Wynn Resorts Ltd.	44,018	$10,673,925

General Merchandise - 1.5%
Kohl’s Corp.	126,280	$7,095,673
Target Corp.	200,480	12,538,019

		$19,633,692
Health Maintenance Organizations - 0.8%
Aetna, Inc.	92,630	$6,735,127
UnitedHealth Group, Inc.	42,770	3,304,838

		$10,039,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.3%
ACE Ltd. (s)	89,680	$8,776,982
American International Group, Inc.	309,100	15,383,907
MetLife, Inc.	340,510	17,253,642

		$41,414,531
Internet - 3.5%
ChannelAdvisor Corp. (a)	60,360	$2,739,137
eBay, Inc. (a)	115,920	6,812,618
Facebook, Inc., “A” (a)	104,850	7,178,031
Google, Inc., “A” (a)	20,253	24,620,559
LinkedIn Corp., “A” (a)	11,638	2,374,618

		$43,724,963
Machinery & Tools - 2.6%
Colfax Corp. (a)	46,690	$3,321,060
Eaton Corp. PLC	117,550	8,782,161
Joy Global, Inc.	117,160	6,443,800
Kennametal, Inc.	74,300	3,249,882
Roper Industries, Inc.	85,714	11,624,533

		$33,421,436
Major Banks - 4.0%
Bank of America Corp.	294,410	$4,866,597
Goldman Sachs Group, Inc.	28,704	4,777,781
JPMorgan Chase & Co.	257,920	14,655,014
Morgan Stanley	157,580	4,853,464
State Street Corp.	82,940	5,446,670
Wells Fargo & Co.	339,320	15,751,234

		$50,350,760
Medical & Health Technology & Services - 1.3%
Catamaran Corp. (a)	54,950	$2,477,146
Cerner Corp. (a)	28,910	1,774,207
Express Scripts Holding Co. (a)	126,670	9,539,518
Henry Schein, Inc. (a)	18,810	2,239,142

		$16,030,013
Medical Equipment - 4.2%
Abbott Laboratories	299,410	$11,910,530
AtriCure, Inc. (a)	85,930	1,786,485
Cooper Cos., Inc.	51,119	6,553,967
Covidien PLC	144,410	10,390,300
DexCom, Inc. (a)	15,580	702,658
Endologix, Inc. (a)	63,710	860,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
GenMark Diagnostics, Inc. (a)	92,070	$1,147,192
Heartware International, Inc. (a)	20,930	2,009,908
Sirona Dental Systems, Inc. (a)	22,850	1,610,011
Stryker Corp.	111,300	8,930,712
TearLab Corp. (a)	230,760	1,857,618
Thermo Fisher Scientific, Inc.	39,830	4,960,428

		$52,719,894
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	127,810	$2,479,327
Lundin Mining Corp. (a)	539,090	2,565,704

		$5,045,031
Natural Gas - Distribution - 0.2%
Spectra Energy Corp.	78,680	$2,933,190

Natural Gas - Pipeline - 0.6%
Enbridge, Inc.	110,080	$4,655,283
Kinder Morgan, Inc.	74,760	2,381,106

		$7,036,389
Network & Telecom - 0.0%
Qualcomm, Inc.	6,730	$506,702

Oil Services - 1.6%
Cameron International Corp. (a)	112,060	$7,178,564
Dresser-Rand Group, Inc. (a)	20,530	1,115,395
Halliburton Co.	141,250	8,051,250
Schlumberger Ltd.	39,140	3,640,020

		$19,985,229
Other Banks & Diversified Financials - 5.7%
American Express Co.	86,060	$7,855,557
BB&T Corp.	184,320	6,967,296
Cathay General Bancorp, Inc.	82,960	2,108,014
Citigroup, Inc.	262,560	12,768,293
Discover Financial Services	241,990	13,885,386
EuroDekania Ltd. (z)	580,280	540,649
Fifth Third Bancorp	347,480	7,538,579
PrivateBancorp, Inc.	177,010	5,108,509
Texas Capital Bancshares, Inc. (a)	36,080	2,271,236
Visa, Inc., “A”	58,114	13,130,277

		$72,173,796

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 5.8%
Actavis PLC (a)	41,350	$9,130,907
Bristol-Myers Squibb Co.	154,750	8,320,908
Endo Health Solutions, Inc. (a)	88,770	7,085,621
Forest Laboratories, Inc. (a)	71,120	6,939,178
Perrigo Co. PLC	36,731	6,040,046
Pfizer, Inc.	548,476	17,611,564
Valeant Pharmaceuticals International, Inc. (a)	97,360	14,103,570
Zoetis, Inc.	151,610	4,702,942

		$73,934,736
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	27,884	$4,377,788
Diana Shipping, Inc. (a)	181,090	2,357,792
Kansas City Southern Co.	13,658	1,282,759
Union Pacific Corp.	47,497	8,567,509

		$16,585,848
Real Estate - 3.1%
Digital Realty Trust, Inc., REIT	119,150	$6,453,164
Equity Lifestyle Properties, Inc., REIT	182,260	7,335,965
Mid-America Apartment Communities, Inc., REIT	136,690	9,245,712
Public Storage, Inc., REIT	14,720	2,487,680
Tanger Factory Outlet Centers, Inc., REIT	187,870	6,445,820
Weyerhaeuser Co., REIT	238,450	7,036,660

		$39,005,001
Restaurants - 1.1%
McDonald’s Corp.	63,451	$6,037,363
YUM! Brands, Inc.	109,960	8,145,837

		$14,183,200
Specialty Chemicals - 1.3%
FMC Corp.	74,710	$5,766,118
Taminco Corp. (a)	118,850	2,700,272
W.R. Grace & Co. (a)	74,500	7,549,830

		$16,016,220
Specialty Stores - 2.3%
AutoZone, Inc. (a)	14,561	$7,840,225
Bed Bath & Beyond, Inc. (a)	97,680	6,624,658
Children’s Place Retail Stores, Inc. (a)	64,420	3,489,631
Ross Stores, Inc.	90,060	6,556,368
Urban Outfitters, Inc. (a)	137,920	5,163,725

		$29,674,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	133,330	$10,862,395

Telephone Services - 1.3%
Verizon Communications, Inc.	342,230	$16,283,303

Tobacco - 1.1%
Lorillard, Inc.	61,340	$3,009,340
Philip Morris International, Inc.	129,070	10,443,054

		$13,452,394
Trucking - 0.8%
Expeditors International of Washington, Inc.	69,350	$2,740,019
Swift Transportation Co. (a)	304,190	7,410,068

		$10,150,087
Utilities - Electric Power - 2.4%
American Electric Power Co., Inc.	90,630	$4,549,626
Calpine Corp. (a)	182,850	3,483,293
CMS Energy Corp.	161,637	4,595,340
Dominion Resources, Inc.	40,980	2,844,012
Edison International	73,190	3,832,960
Great Plains Energy, Inc.	145,860	3,831,742
NextEra Energy, Inc.	26,770	2,446,510
NRG Energy, Inc.	88,270	2,566,009
NRG Yield, Inc.	15,030	573,845
PG&E Corp.	27,700	1,220,454

		$29,943,791
Total Common Stocks (Identified Cost, $966,216,504)		$1,256,387,530

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Business Services - 0.0%
Equinix, Inc. - June 2014 @ $190 (Premiums Paid, $69,952) (a)	64	$71,680

Issuer	Shares/Par
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	6,960,255	$6,960,255

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.0%
Issuer	Shares/Par	Value ($)

Navigator Securities Lending Prime Portfolio, 0.18%, at Cost and Net Asset Value (j)	447,643	$447,643
Total Investments (Identified Cost, $973,694,358)		$1,263,867,108

Other Assets, Less Liabilities - 0.0%		370,015
Net Assets - 100.0%		$1,264,237,123

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$540,649
% of Net assets			0.0%

At February 28, 2014, the fund had cash collateral of $3,244 and other liquid securities with an aggregate value of $527,634 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $966,734,103)	$1,256,906,853
Underlying affiliated funds, at cost and value	6,960,255
Total investments, at value, including $437,492 of securities on loan (identified cost, $973,694,358)	$1,263,867,108
Deposits with brokers	3,244
Receivables for
Investments sold	5,680,763
Fund shares sold	1,509,317
Interest and dividends	1,724,845
Other assets	6,915
Total assets	$1,272,792,192
Liabilities
Payables for
Investments purchased	$5,730,533
Fund shares reacquired	1,503,510
Collateral for securities loaned, at value	447,643
Payable to affiliates
Investment adviser	39,008
Shareholder servicing costs	681,290
Distribution and service fees	17,482
Payable for independent Trustees’ compensation	90,820
Accrued expenses and other liabilities	44,783
Total liabilities	$8,555,069
Net assets	$1,264,237,123
Net assets consist of
Paid-in capital	$924,353,396
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	290,172,522
Accumulated net realized gain (loss) on investments and foreign currency	46,938,159
Undistributed net investment income	2,773,046
Net assets	$1,264,237,123
Shares of beneficial interest outstanding	46,354,621

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$985,293,235	35,803,335	$27.52
Class B	42,389,943	1,672,449	25.35
Class C	89,398,681	3,557,681	25.13
Class I	40,387,426	1,409,468	28.65
Class R1	4,186,485	166,681	25.12
Class R2	22,030,751	816,050	27.00
Class R3	68,855,800	2,509,472	27.44
Class R4	9,330,047	337,024	27.68
Class R5	2,364,755	82,461	28.68

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.20 [100 / 94.25 x $27.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,589,306
Interest	6,075
Dividends from underlying affiliated funds	8,589
Foreign taxes withheld	(17,559)
Total investment income	$9,586,411
Expenses
Management fee	$3,543,297
Distribution and service fees	1,953,104
Shareholder servicing costs	928,848
Administrative services fee	75,445
Independent Trustees’ compensation	19,590
Custodian fee	55,975
Shareholder communications	46,304
Audit and tax fees	26,038
Legal fees	5,106
Interest expense on securities sold short	351
Miscellaneous	91,461
Total expenses	$6,745,519
Fees paid indirectly	(16)
Reduction of expenses by investment adviser and distributor	(44,189)
Net expenses	$6,701,314
Net investment income	$2,885,097
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$57,978,738
Written options	53,455
Foreign currency	(1,333)
Net realized gain (loss) on investments and foreign currency	$58,030,860
Change in unrealized appreciation (depreciation)
Investments	$118,352,080
Written options	(47,199)
Translation of assets and liabilities in foreign currencies	295
Net unrealized gain (loss) on investments and foreign currency translation	$118,305,176
Net realized and unrealized gain (loss) on investments and foreign currency	$176,336,036
Change in net assets from operations	$179,221,133

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13
From operations
Net investment income	$2,885,097	$7,150,590
Net realized gain (loss) on investments and foreign currency	58,030,860	100,554,062
Net unrealized gain (loss) on investments and foreign currency translation	118,305,176	82,341,558
Change in net assets from operations	$179,221,133	$190,046,210
Distributions declared to shareholders
From net investment income	$(7,149,277)	$(4,250,197)
Change in net assets from fund share transactions	$(18,187,143)	$39,750,638
Total change in net assets	$153,884,713	$225,546,651
Net assets
At beginning of period	1,110,352,410	884,805,759
At end of period (including undistributed net investment income of $2,773,046 and $7,037,226, respectively)	$1,264,237,123	$1,110,352,410

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$23.82		$19.68	$17.20	$14.62	$13.87	$16.75
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.11	$0.11	$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	3.80		4.07	2.47	2.58	0.77	(2.92)
Total from investment operations	$3.87		$4.25	$2.58	$2.69	$0.87	$(2.80)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.11)	$(0.10)	$(0.11)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$27.52		$23.82	$19.68	$17.20	$14.62	$13.87
Total return (%) (r)(s)(t)(x)	16.28	(n)	21.69	15.10	18.39	6.27	(16.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.11	1.15	1.18	1.24	1.36
Expenses after expense reductions (f)	1.04	(a)	1.11	1.15	1.18	1.23	1.21
Net investment income	0.56	(a)	0.81	0.61	0.60	0.68	1.03
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$985,293		$873,139	$686,616	$612,504	$547,296	$559,572
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.04	(a)	1.10	1.15	1.17	1.22	1.21

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class B			2013	2012	2011	2010		2009

Net asset value, beginning of period	$21.88		$18.11	$15.86	$13.50	$12.80		$15.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.01	$(0.02)	$(0.02)	$(0.01)		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.49		3.76	2.27	2.38	0.71		(2.70)
Total from investment operations	$3.47		$3.77	$2.25	$2.36	$0.70		$(2.65)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.00	)(w)	$—
Net asset value, end of period (x)	$25.35		$21.88	$18.11	$15.86	$13.50		$12.80
Total return (%) (r)(s)(t)(x)	15.86	(n)	20.82	14.19	17.48	5.49		(17.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.86	1.91	1.93	1.99		2.07
Expenses after expense reductions (f)	1.79	(a)	1.86	1.90	1.93	1.98		1.90
Net investment income (loss)	(0.20	)(a)	0.07	(0.14)	(0.15)	(0.06)		0.42
Portfolio turnover	27	(n)	58	65	66	77		109
Net assets at end of period (000 omitted)	$42,390		$40,495	$43,320	$49,181	$55,327		$79,608
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.79	(a)	1.86	1.90	1.92	1.97		1.90

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$21.72		$17.98	$15.74	$13.39	$12.75	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.01	$(0.02)	$(0.02)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.46		3.73	2.26	2.37	0.70	(2.67)
Total from investment operations	$3.44		$3.74	$2.24	$2.35	$0.69	$(2.63)
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$—	$(0.05)	$—
Net asset value, end of period (x)	$25.13		$21.72	$17.98	$15.74	$13.39	$12.75
Total return (%) (r)(s)(t)(x)	15.83	(n)	20.80	14.23	17.55	5.40	(17.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.86	1.90	1.93	1.99	2.06
Expenses after expense reductions (f)	1.79	(a)	1.86	1.90	1.93	1.98	1.91
Net investment income (loss)	(0.19	)(a)	0.06	(0.14)	(0.15)	(0.07)	0.34
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$89,399		$78,777	$64,258	$62,249	$59,265	$63,993
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.79	(a)	1.86	1.90	1.92	1.97	1.91

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$24.82		$20.49	$17.91	$15.21	$14.43	$17.47
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.16	$0.15	$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.94		4.25	2.57	2.70	0.79	(3.06)
Total from investment operations	$4.05		$4.49	$2.73	$2.85	$0.94	$(2.89)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.16)	$(0.15)	$(0.15)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$28.65		$24.82	$20.49	$17.91	$15.21	$14.43
Total return (%) (r)(s)(x)	16.38	(n)	22.03	15.36	18.73	6.47	(16.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.86	0.90	0.93	0.99	1.06
Expenses after expense reductions (f)	0.80	(a)	0.86	0.90	0.93	0.98	0.91
Net investment income	0.80	(a)	1.05	0.86	0.83	0.93	1.32
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$40,387		$29,812	$20,441	$17,250	$16,291	$15,766
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	0.86	0.90	0.92	0.97	0.91

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$21.69		$17.95	$15.72	$13.38	$12.75	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$(0.02)	$(0.02)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.45		3.72	2.25	2.37	0.70	(2.68)
Total from investment operations	$3.43		$3.74	$2.23	$2.35	$0.69	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—	$(0.01)	$(0.06)	$—
Net asset value, end of period (x)	$25.12		$21.69	$17.95	$15.72	$13.38	$12.75
Total return (%) (r)(s)(x)	15.83	(n)	20.84	14.19	17.56	5.43	(17.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.86	1.90	1.93	1.99	2.06
Expenses after expense reductions (f)	1.79	(a)	1.86	1.90	1.93	1.98	1.91
Net investment income (loss)	(0.20	)(a)	0.08	(0.14)	(0.15)	(0.07)	0.32
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$4,186		$3,839	$4,098	$3,904	$3,688	$3,735
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.79	(a)	1.85	1.90	1.92	1.97	1.91

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$23.35		$19.28	$16.86	$14.33	$13.62	$16.45
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.12	$0.06	$0.06	$0.06	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	3.72		4.00	2.42	2.54	0.75	(2.87)
Total from investment operations	$3.76		$4.12	$2.48	$2.60	$0.81	$(2.77)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.05)	$(0.06)	$(0.07)	$(0.10)	$(0.06)
Net asset value, end of period (x)	$27.00		$23.35	$19.28	$16.86	$14.33	$13.62
Total return (%) (r)(s)(x)	16.12	(n)	21.44	14.74	18.14	5.97	(16.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.36	1.40	1.43	1.49	1.56
Expenses after expense reductions (f)	1.30	(a)	1.36	1.40	1.43	1.48	1.41
Net investment income	0.30	(a)	0.56	0.36	0.35	0.43	0.82
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$22,031		$19,625	$17,369	$16,424	$14,013	$15,483
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.30		1.36	1.40	1.42	1.47	1.41

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$23.75		$19.63	$17.16	$14.59	$13.85	$16.73
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.11	$0.11	$0.10	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	3.79		4.05	2.47	2.57	0.77	(2.91)
Total from investment operations	$3.86		$4.23	$2.58	$2.68	$0.87	$(2.78)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.11)	$(0.11)	$(0.11)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$27.44		$23.75	$19.63	$17.16	$14.59	$13.85
Total return (%) (r)(s)(x)	16.29	(n)	21.68	15.12	18.38	6.25	(16.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.11	1.15	1.18	1.24	1.32
Expenses after expense reductions (f)	1.04	(a)	1.11	1.15	1.18	1.23	1.16
Net investment income	0.56	(a)	0.81	0.61	0.60	0.68	1.07
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$68,856		$58,381	$46,833	$32,277	$26,573	$25,741
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.04	(a)	1.10	1.15	1.17	1.22	1.16

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$23.99		$19.81	$17.32	$14.72	$13.98	$16.92
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.16	$0.13	$0.14	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	3.81		4.11	2.48	2.62	0.76	(2.90)
Total from investment operations	$3.92		$4.34	$2.64	$2.75	$0.90	$(2.80)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.16)	$(0.15)	$(0.15)	$(0.16)	$(0.14)
Net asset value, end of period (x)	$27.68		$23.99	$19.81	$17.32	$14.72	$13.98
Total return (%) (r)(s)(x)	16.39	(n)	22.03	15.36	18.68	6.40	(16.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.86	0.91	0.92	0.98	0.96
Expenses after expense reductions (f)	0.80	(a)	0.86	0.90	0.92	0.97	0.95
Net investment income	0.82	(a)	1.04	0.86	0.75	0.92	0.75
Portfolio turnover	27	(n)	58	65	66	77	109
Net assets at end of period (000 omitted)	$9,330		$6,165	$1,871	$1,367	$408	$1,633
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	0.86	0.90	0.91	0.97	0.95

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14		Year ended 8/31/13 (i)
Class R5
	(unaudited)
Net asset value, beginning of period	$24.84		$21.02
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	3.96		3.60
Total from investment operations	$4.08		$3.82
Less distributions declared to shareholders
From net investment income	$(0.24)		$—
Net asset value, end of period (x)	$28.68		$24.84
Total return (%) (r)(s)(x)	16.46	(n)	18.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.76	(a)
Expenses after expense reductions (f)	0.71	(a)	0.76	(a)
Net investment income	0.85	(a)	1.39	(a)
Portfolio turnover	27	(n)	58
Net assets at end of period (000 omitted)	$2,365		$119
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.71	(a)	0.75	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a nonrecurring litigation settlement against Enron Corp, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40%, and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,208,036,763	$—	$—	$1,208,036,763
Canada	34,526,388	—	—	34,526,388
Israel	10,997,618	—	—	10,997,618
Greece	2,357,792	—	—	2,357,792
United Kingdom	—	—	540,649	540,649
Mutual Funds	7,407,898	—	—	7,407,898
Total Investments	$1,263,326,459	$—	$540,649	$1,263,867,108

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/13	$638,467
Change in unrealized appreciation (depreciation)	(97,818)
Balance as of 2/28/14	$540,649

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2014 is $(97,818).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$71,680

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(52,612)	$53,455

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$19,555	$(47,199)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all,

Notes to Financial Statements (unaudited) – continued

over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction

Notes to Financial Statements (unaudited) – continued

is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended February 28, 2014:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,057	$53,131
Options written	58	11,712
Options exercised	(283)	(11,388)
Options expired	(832)	(53,455)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

Notes to Financial Statements (unaudited) – continued

above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2014, this expense amounted to $351. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At February 28, 2014, the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $437,492 and a related liability of $447,643 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. Collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/13
Ordinary income (including any short-term capital gains)	$4,250,197

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$974,122,232
Gross appreciation	306,924,133
Gross depreciation	(17,179,257)
Net unrealized appreciation (depreciation)	$289,744,876

As of 8/31/13
Undistributed ordinary income	7,148,276
Capital loss carryforwards	(10,472,027)
Other temporary differences	(257,174)
Net unrealized appreciation (depreciation)	171,392,796

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(9,599,724)
8/31/18	(872,303)
Total	$(10,472,027)

The availability of $9,599,724 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS New Endeavor Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/14	Year ended 8/31/13
Class A	$6,151,825	$3,763,479
Class C	97,951	—
Class I	313,713	153,997
Class R1	485	—
Class R2	88,902	46,102
Class R3	423,237	268,678
Class R4	72,032	17,941
Class R5	1,132	—
Total	$7,149,277	$4,250,197

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six month period ended February 28, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $13,583, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

For the period September 1, 2013 through December 31, 2013, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs,

Notes to Financial Statements (unaudited) – continued

and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%	0.94%

This written agreement was terminated on December 31, 2013. For the period September 1, 2013 through December 31, 2013, the fund’s actual expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $156,760 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,173,189
Class B	0.75%	0.25%	1.00%	1.00%	208,716
Class C	0.75%	0.25%	1.00%	1.00%	419,829
Class R1	0.75%	0.25%	1.00%	1.00%	20,019
Class R2	0.25%	0.25%	0.50%	0.50%	51,868
Class R3	—	0.25%	0.25%	0.25%	79,483
Total Distribution and Service Fees					$1,953,104

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $27,255, $377, $1,004, and $1,413 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$2,586
Class B	16,627
Class C	3,074

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $241,833, which equated to 0.0403% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $687,015.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0126% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

Notes to Financial Statements (unaudited) – continued

$1,623 and the Retirement Deferral plan resulted in an expense of $7,826. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $90,820 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,907 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $557, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $323,233,642 and $338,916,722, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,312,167	$59,496,222	7,546,868	$166,053,426
Class B	71,539	1,693,932	196,291	4,012,467
Class C	212,052	5,011,558	584,686	12,153,640
Class I	313,029	8,234,947	357,017	8,396,899
Class R1	13,465	318,959	37,458	768,353
Class R2	64,486	1,630,807	151,192	3,277,836
Class R3	279,399	7,181,700	358,175	7,872,236
Class R4	191,087	4,925,672	197,759	4,502,021
Class R5	78,517	2,152,283	4,800	89,803
	3,535,741	$90,646,080	9,434,246	$207,126,681

Shares issued to shareholders in reinvestment of distributions
Class A	219,910	$5,744,039	173,769	$3,492,749
Class C	3,671	87,708	—	—
Class I	10,378	282,064	6,426	134,304
Class R1	20	485	—	—
Class R2	3,341	85,652	2,220	43,807
Class R3	16,253	423,237	13,407	268,678
Class R4	2,743	72,032	888	17,941
Class R5	41	1,122	—	—
	256,357	$6,696,339	196,710	$3,957,479

Shares reacquired
Class A	(3,380,992)	$(87,499,898)	(5,962,394)	$(129,142,090)
Class B	(249,714)	(5,980,885)	(737,297)	(14,746,274)
Class C	(285,205)	(6,699,500)	(531,761)	(10,486,616)
Class I	(115,195)	(3,146,369)	(159,773)	(3,592,449)
Class R1	(23,846)	(565,385)	(88,685)	(1,715,763)
Class R2	(92,321)	(2,336,819)	(213,567)	(4,451,724)
Class R3	(243,954)	(6,229,590)	(300,016)	(6,406,822)
Class R4	(113,807)	(3,046,631)	(36,085)	(791,784)
Class R5	(897)	(24,485)	—	—
	(4,505,931)	$(115,529,562)	(8,029,578)	$(171,333,522)

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	(848,915)	$(22,259,637)	1,758,243	$40,404,085
Class B	(178,175)	(4,286,953)	(541,006)	(10,733,807)
Class C	(69,482)	(1,600,234)	52,925	1,667,024
Class I	208,212	5,370,642	203,670	4,938,754
Class R1	(10,361)	(245,941)	(51,227)	(947,410)
Class R2	(24,494)	(620,360)	(60,155)	(1,130,081)
Class R3	51,698	1,375,347	71,566	1,734,092
Class R4	80,023	1,951,073	162,562	3,728,178
Class R5	77,661	2,128,920	4,800	89,803
	(713,833)	$(18,187,143)	1,601,378	$39,750,638

(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $2,491 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations. The period-end carrying value of the outstanding borrowings under this agreement on the fund’s Statement of Assets and Liabilities approximates its fair value which would have been considered level 2 under the fair value hierarchy disclosure if the liability were carried at fair value.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,013,362	90,431,847	(93,484,954)	6,960,255

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,589	$6,960,255

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® GLOBAL LEADERS FUND

GLD-SEM

MFS® GLOBAL LEADERS FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.2%
Walt Disney Co.	3.6%
Pernod Ricard S.A.	3.4%
SAP AG	3.3%
Groupe Danone	3.2%
McDonald’s Corp.	3.2%
Publicis Groupe S.A.	3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	3.1%
Diageo PLC	3.0%
Japan Tobacco, Inc.	2.9%

Equity sectors
Consumer Staples	39.1%
Retailing	21.7%
Leisure	19.4%
Industrial Goods & Services	5.5%
Financial Services	5.1%
Technology	3.3%
Basic Materials	2.4%
Special Products & Services	1.8%

Issuer country weightings (x)
United States	36.4%
France	18.4%
United Kingdom	13.4%
Switzerland	8.5%
Japan	4.9%
Netherlands	3.8%
Germany	3.3%
Belgium	2.3%
China	2.0%
Other Countries	7.0%

Currency exposure weightings (y)
United States Dollar	36.4%
Euro	29.6%
British Pound Sterling	13.4%
Swiss Franc	8.5%
Japanese Yen	4.9%
Hong Kong Dollar	3.6%
Brazilian Real	2.0%
Swedish Krona	1.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.45%	$1,000.00	$1,072.23	$7.45
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
B	Actual	2.20%	$1,000.00	$1,068.63	$11.28
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
C	Actual	2.20%	$1,000.00	$1,067.95	$11.28
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
I	Actual	1.20%	$1,000.00	$1,073.37	$6.17
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 12.5%
Anheuser-Busch InBev N.V.	2,847	$298,462
Diageo PLC	12,337	388,078
Heineken N.V.	2,480	167,700
Pernod Ricard S.A.	3,755	442,060
SABMiller PLC	6,760	331,335

		$1,627,635
Apparel Manufacturers - 17.0%
Burberry Group PLC	12,805	$330,431
Compagnie Financiere Richemont S.A.	2,363	235,360
Guess?, Inc.	5,100	154,734
Kering S.A. (a)	1,769	362,844
Li & Fung Ltd.	164,000	214,706
LVMH Moet Hennessy Louis Vuitton S.A.	2,157	401,490
NIKE, Inc., “B”	3,646	285,482
Tod’s S.p.A.	1,707	233,025

		$2,218,072
Broadcasting - 11.4%
Nippon Television Holdings, Inc.	15,200	$252,860
Publicis Groupe S.A.	4,238	402,460
Twenty-First Century Fox, Inc.	10,940	366,928
Walt Disney Co.	5,746	464,334

		$1,486,582
Business Services - 1.8%
Accenture PLC, “A”	2,750	$229,213

Chemicals - 2.4%
3M Co.	2,363	$318,367

Computer Software - 3.3%
SAP AG	5,334	$430,855

Consumer Products - 7.3%
Colgate-Palmolive Co.	4,876	$306,359
Procter & Gamble Co.	4,208	331,001
Reckitt Benckiser Group PLC	3,894	320,427

		$957,787

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 5.5%
Danaher Corp.	4,580	$350,324
Schneider Electric S.A.	4,178	373,406

		$723,730
Food & Beverages - 14.0%
Groupe Danone	5,931	$418,988
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,400	258,475
Nestle S.A.	7,218	546,582
Unilever N.V.	8,513	337,592
Want Want China Holdings Ltd.	171,000	260,007

		$1,821,644
Gaming & Lodging - 2.0%
InterContinental Hotels Group PLC	8,097	$263,313

General Merchandise - 2.4%
Target Corp.	5,013	$313,513

Other Banks & Diversified Financials - 5.1%
Julius Baer Group Ltd.	6,983	$327,276
Visa, Inc., “A”	1,521	343,655

		$670,931
Restaurants - 5.9%
McDonald’s Corp.	4,372	$415,996
YUM! Brands, Inc.	4,860	360,029

		$776,025
Specialty Stores - 2.3%
AutoZone, Inc. (a)	555	$298,834

Tobacco - 5.4%
Imperial Tobacco Group PLC	2,722	$111,082
Japan Tobacco, Inc.	12,100	384,271
Swedish Match AB	6,537	206,969

		$702,322
Total Common Stocks (Identified Cost, $11,009,043)		$12,838,823

6

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.7%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	217,410	$217,410
Total Investments (Identified Cost, $11,226,453)		$13,056,233

Other Assets, Less Liabilities - 0.0%		1,136
Net Assets - 100.0%		$13,057,369

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $11,009,043)	$12,838,823
Underlying affiliated funds, at cost and value	217,410
Total investments, at value (identified cost, $11,226,453)	$13,056,233
Receivables for
Fund shares sold	17,949
Interest and dividends	26,697
Receivable from investment adviser	10,954
Other assets	194
Total assets	$13,112,027
Liabilities
Payable to affiliates
Shareholder servicing costs	$3,065
Distribution and service fees	205
Payable for independent Trustees’ compensation	2
Accrued expenses and other liabilities	51,386
Total liabilities	$54,658
Net assets	$13,057,369
Net assets consist of
Paid-in capital	$11,198,393
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,829,995
Accumulated net realized gain (loss) on investments and foreign currency	41,333
Accumulated distributions in excess of net investment income	(12,352)
Net assets	$13,057,369
Shares of beneficial interest outstanding	940,041

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,417,428	605,452	$13.90
Class B	504,010	36,689	13.74
Class C	1,269,832	92,471	13.73
Class I	2,866,099	205,429	13.95

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.75 [100 / 94.25 x $13.90]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$82,825
Dividends from underlying affiliated funds	235
Foreign taxes withheld	(3,940)
Total investment income	$79,120
Expenses
Management fee	$54,275
Distribution and service fees	17,740
Shareholder servicing costs	6,735
Administrative services fee	8,679
Independent Trustees’ compensation	556
Custodian fee	10,200
Shareholder communications	4,635
Audit and tax fees	25,702
Legal fees	49
Registration fees	23,377
Miscellaneous	5,549
Total expenses	$157,497
Reduction of expenses by investment adviser and distributor	(67,463)
Net expenses	$90,034
Net investment loss	$(10,914)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$89,425
Foreign currency	(810)
Net realized gain (loss) on investments and foreign currency	$88,615
Change in unrealized appreciation (depreciation)
Investments	$694,658
Translation of assets and liabilities in foreign currencies	400
Net unrealized gain (loss) on investments and foreign currency translation	$695,058
Net realized and unrealized gain (loss) on investments and foreign currency	$783,673
Change in net assets from operations	$772,759

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13

From operations
Net investment income (loss)	$(10,914)	$66,045
Net realized gain (loss) on investments and foreign currency	88,615	864,632
Net unrealized gain (loss) on investments and foreign currency translation	695,058	693,645
Change in net assets from operations	$772,759	$1,624,322
Distributions declared to shareholders
From net investment income	$(68,001)	$(60,003)
From net realized gain on investments	(810,506)	(128,508)
Total distributions declared to shareholders	$(878,507)	$(188,511)
Change in net assets from fund share transactions	$2,550,946	$(1,612,004)
Total change in net assets	$2,445,198	$(176,193)
Net assets
At beginning of period	10,612,171	10,788,364
At end of period (including accumulated distributions in excess of net investment income of $12,352 and undistributed net investment income of $66,563, respectively)	$13,057,369	$10,612,171

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/14 (unaudited)		Year ended 8/31/13	Period ended 8/31/12 (c)

Net asset value, beginning of period	$13.95		$12.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.07	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.00		1.91	1.96
Total from investment operations	$0.99		$1.98	$2.16
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.06)	$—
From net realized gain on investments	(0.96)		(0.13)	—
Total distributions declared to shareholders	$(1.04)		$(0.19)	$—
Net asset value, end of period (x)	$13.90		$13.95	$12.16
Total return (%) (r)(s)(t)(x)	7.22	(n)	16.39	21.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.57	(a)	2.89	6.60	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.45	(a)
Net investment income (loss)	(0.13	)(a)	0.55 (l)	1.83	(a)(l)
Portfolio turnover	6	(n)	82	19	(n)
Net assets at end of period (000 omitted)	$8,417		$6,632	$8,331

See Notes to Financial Statements

11

Financial Highlights – continued

Class B	Six months ended 2/28/14 (unaudited)		Year ended 8/31/13	Period ended 8/31/12 (c)

Net asset value, beginning of period	$13.81		$12.07	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.99		1.86	2.08
Total from investment operations	$0.93		$1.87	$2.07
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—
From net realized gain on investments	(0.96)		(0.13)	—
Total distributions declared to shareholders	$(1.00)		$(0.13)	$—
Net asset value, end of period (x)	$13.74		$13.81	$12.07
Total return (%) (r)(s)(t)(x)	6.86	(n)	15.55	20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.31	(a)	3.96	5.96	(a)
Expenses after expense reductions (f)	2.20	(a)	2.21	2.20	(a)
Net investment income (loss)	(0.88	)(a)	0.09	(0.10	)(a)
Portfolio turnover	6	(n)	82	19	(n)
Net assets at end of period (000 omitted)	$504		$364	$131

See Notes to Financial Statements

12

Financial Highlights – continued

Class C	Six months ended 2/28/14 (unaudited)		Year ended 8/31/13		Period ended 8/31/12 (c)

Net asset value, beginning of period	$13.81		$12.07		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.02		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		1.85		2.08
Total from investment operations	$0.92		$1.87		$2.07
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.00	)(w)	$—
From net realized gain on investments	(0.96)		(0.13)		—
Total distributions declared to shareholders	$(1.00)		$(0.13)		$—
Net asset value, end of period (x)	$13.73		$13.81		$12.07
Total return (%) (r)(s)(t)(x)	6.80	(n)	15.57		20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.31	(a)	4.02		5.96	(a)
Expenses after expense reductions (f)	2.20	(a)	2.21		2.20	(a)
Net investment income (loss)	(0.89	)(a)	0.16		(0.07	)(a)
Portfolio turnover	6	(n)	82		19	(n)
Net assets at end of period (000 omitted)	$1,270		$927		$133

See Notes to Financial Statements

13

Financial Highlights – continued

Class I	Six months ended 2/28/14 (unaudited)		Year ended 8/31/13	Period ended 8/31/12 (c)

Net asset value, beginning of period	$14.00		$12.18	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.00		1.88	2.09
Total from investment operations	$1.01		$2.02	$2.18
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.07)	$—
From net realized gain on investments	(0.96)		(0.13)	—
Total distributions declared to shareholders	$(1.06)		$(0.20)	$—
Net asset value, end of period (x)	$13.95		$14.00	$12.18
Total return (%) (r)(s)(x)	7.34	(n)	16.72	21.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.32	(a)	2.86	4.94	(a)
Expenses after expense reductions (f)	1.20	(a)	1.21	1.20	(a)
Net investment income	0.10	(a)	1.03	0.90	(a)
Portfolio turnover	6	(n)	82	19	(n)
Net assets at end of period (000 omitted)	$2,866		$2,690	$2,193

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Leaders Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still

15

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

16

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,838,823	$—	$—	$12,838,823
Mutual Funds	217,410	—	—	217,410
Total Investments	$13,056,233	$—	$—	$13,056,233

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $897,138 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

17

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

18

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$11,273,543
Gross appreciation	1,874,872
Gross depreciation	(92,182)
Net unrealized appreciation (depreciation)	$1,782,690

As of 8/31/13
Undistributed ordinary income	794,016
Undistributed long-term capital gain	83,332
Other temporary differences	(656)
Net unrealized appreciation (depreciation)	1,088,032

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Class A	$43,141	$47,256	$505,890	$101,361
Class B	1,474	—	32,256	1,620
Class C	4,066	30	87,699	2,914
Class I	19,320	12,717	184,661	22,613
Total	$68,001	$60,003	$810,506	$128,508

19

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $137, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually fo each class’s average daily net assets.

Class A	Class B	Class C	Class I
1.45%	2.20%	2.20%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended February 28, 2014, this reduction amounted to $67,273 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,571 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$9,508
Class B	0.75%	0.25%	1.00%	1.00%	2,179
Class C	0.75%	0.25%	1.00%	1.00%	6,053
Total Distribution and Service Fees					$17,740

20

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $47 for Class A and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$207
Class B	220
Class C	177

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $1,521, which equated to 0.0252% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,214.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.1439% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

21

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $40 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,143 shares of Class A for an aggregate amount of $101,820. At February 28, 2014, MFS held 96% of the outstanding shares of Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $2,579,273 and $746,011, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	170,492	$2,420,793	491,804	$6,548,966
Class B	10,972	158,940	15,708	209,931
Class C	37,123	522,944	56,826	739,685
Class I	203	3,000	9,352	130,223
	218,790	$3,105,677	573,690	$7,628,805

22

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	39,229	$537,433	11,590	$147,077
Class B	2,406	32,621	128	1,620
Class C	6,502	88,100	233	2,944
Class I	14,845	203,980	2,778	35,330
	62,982	$862,134	14,729	$186,971

Shares reacquired
Class A	(79,516)	$(1,108,559)	(713,390)	$(9,410,438)
Class B	(3,033)	(43,292)	(310)	(4,144)
Class C	(18,285)	(241,013)	(970)	(13,198)
Class I	(1,749)	(24,001)	—	—
	(102,583)	$(1,416,865)	(714,670)	$(9,427,780)

Net change
Class A	130,205	$1,849,667	(209,996)	$(2,714,395)
Class B	10,345	148,269	15,526	207,407
Class C	25,340	370,031	56,089	729,431
Class I	13,299	182,979	12,130	165,553
	179,189	$2,550,946	(126,251)	$(1,612,004)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $24 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

23

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	466,176	2,132,434	(2,381,200)	217,410

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$235	$217,410

24

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

25

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® NEW DISCOVERY FUND

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
CONSOL Energy, Inc.	2.2%
Joy Global, Inc.	2.0%
Silicon Laboratories, Inc.	2.0%
Atwood Oceanics, Inc.	2.0%
Diana Shipping, Inc.	1.9%
IPG Photonics Corp.	1.8%
Allison Transmission Holdings, Inc.	1.7%
Constant Contact, Inc.	1.7%
Qlik Technologies, Inc	1.6%
Cabot Oil & Gas Corp.	1.6%

Equity sectors
Technology	18.5%
Industrial Goods & Services	14.8%
Energy	14.6%
Health Care	12.7%
Special Products & Services	10.3%
Basic Materials	8.2%
Transportation	6.2%
Retailing	5.2%
Leisure	4.1%
Financial Services	2.1%
Autos & Housing	1.5%
Consumer Staples	0.9%
Utilities & Communications	0.4%

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.25%	$1,000.00	$1,125.91	$6.59
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
B	Actual	2.00%	$1,000.00	$1,121.41	$10.52
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
C	Actual	2.00%	$1,000.00	$1,121.68	$10.52
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
I	Actual	1.00%	$1,000.00	$1,127.03	$5.27
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R1	Actual	2.00%	$1,000.00	$1,121.64	$10.52
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
R2	Actual	1.50%	$1,000.00	$1,124.75	$7.90
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R3	Actual	1.25%	$1,000.00	$1,126.01	$6.59
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R4	Actual	1.00%	$1,000.00	$1,127.50	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R5	Actual	0.91%	$1,000.00	$1,128.00	$4.80
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
529A	Actual	1.28%	$1,000.00	$1,125.81	$6.75
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
529B	Actual	2.04%	$1,000.00	$1,121.78	$10.73
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
529C	Actual	2.05%	$1,000.00	$1,121.73	$10.78
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.01%, 0.03%, and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
Issuer	Shares/Par	Value ($)

Aerospace - 1.1%
FLIR Systems, Inc.	718,420	$24,526,859

Airlines - 0.8%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,890,772	$17,546,364

Apparel Manufacturers - 0.7%
Vince Holding Corp. (a)	564,760	$15,248,520

Automotive - 0.5%
Dorman Products, Inc. (a)	210,810	$12,146,872

Biotechnology - 0.4%
MiMedx Group, Inc. (a)	1,324,960	$9,473,464

Broadcasting - 0.9%
RetailMeNot, Inc. (a)	464,480	$19,401,330

Brokerage & Asset Managers - 1.1%
LPL Financial Holdings, Inc.	463,405	$24,875,580

Business Services - 5.9%
Bright Horizons Family Solutions, Inc. (a)	866,068	$34,183,704
Constant Contact, Inc. (a)	1,362,564	37,565,889
Forrester Research, Inc.	279,152	10,110,885
Gartner, Inc. (a)	337,395	23,469,196
Performant Financial Corp. (a)	1,060,923	8,391,901
Xoom Corp. (a)	715,282	20,049,354

		$133,770,929
Chemicals - 0.1%
Marrone Bio Innovations, Inc. (a)	188,531	$2,739,355

Computer Software - 4.3%
CommVault Systems, Inc. (a)	435,532	$29,999,444
Qlik Technologies, Inc. (a)	1,184,864	36,138,352
SolarWinds, Inc. (a)	681,974	31,493,559

		$97,631,355

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 6.4%
Cvent, Inc. (a)	345,714	$13,579,646
E2open, Inc. (a)	388,870	10,806,697
Exa Corp. (a)	577,650	8,901,587
Fleetmatics Group PLC (a)	657,598	24,298,246
Linx S.A.	426,700	7,646,843
MiX Telematics Ltd., ADR (a)	988,421	12,058,736
Model N, Inc. (a)(h)	1,720,914	18,912,845
SciQuest, Inc. (a)	852,984	25,180,088
SS&C Technologies Holdings, Inc. (a)	461,772	17,861,341
Varonis Systems, Inc. (a)	119,200	5,244,800

		$144,490,829
Construction - 0.5%
Eagle Materials, Inc.	134,040	$11,849,136

Consumer Services - 4.4%
Diamond Resorts International, Inc. (a)	1,002,740	$18,239,841
HomeAway, Inc. (a)	604,918	27,747,589
Kroton Educacional S.A.	1,703,800	31,754,370
MakeMyTrip Ltd. (a)	834,479	21,571,282

		$99,313,082
Electrical Equipment - 2.2%
MSC Industrial Direct Co., Inc., “A”	256,783	$22,168,076
Sensata Technologies Holding B.V. (a)	666,160	27,072,742

		$49,240,818
Electronics - 5.9%
Mellanox Technologies Ltd. (a)(l)	723,352	$26,416,815
Rubicon Technology, Inc. (a)(h)(l)	1,539,797	19,878,779
Silicon Laboratories, Inc. (a)	870,557	45,242,847
Stratasys Ltd. (a)	44,606	5,670,761
Ultratech, Inc. (a)	1,148,195	30,105,673
Universal Display Corp. (a)	217,097	7,498,530

		$134,813,405
Energy - Independent - 10.2%
Alpha Natural Resources, Inc. (a)	1,862,350	$10,000,820
Antero Resources Corp. (a)	395,560	23,868,090
Cabot Oil & Gas Corp.	1,014,231	35,498,085
CONSOL Energy, Inc.	1,255,547	50,347,435
Oasis Petroleum LLC (a)	276,420	12,043,619
Peabody Energy Corp.	1,696,538	29,791,207
Range Resources Corp.	344,498	29,644,053

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Rice Energy, Inc. (a)	1,225,540	$29,412,960
Walter Energy, Inc. (l)	1,069,813	11,543,282

		$232,149,551
Engineering - Construction - 0.9%
Team, Inc. (a)	469,980	$20,321,935

Entertainment - 0.1%
DHX Media Ltd.	640,220	$2,757,924

Food & Beverages - 0.9%
Flowers Foods, Inc.	558,230	$11,482,791
Grupo Lala S.A.B. de C.V.	4,330,400	9,071,773

		$20,554,564
Food & Drug Stores - 1.0%
Brazil Pharma S.A. (a)	5,128,500	$11,482,941
Fairway Group Holdings Corp. (a)	1,434,073	11,185,769

		$22,668,710
Furniture & Appliances - 0.5%
SodaStream International Ltd. (a)(l)	273,307	$10,790,160

Gaming & Lodging - 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	498,412	$17,080,579

General Merchandise - 1.1%
Five Below, Inc. (a)	641,010	$24,704,525

Internet - 1.9%
Millennial Media, Inc. (a)(l)	2,708,145	$16,357,196
Shutterfly, Inc. (a)	476,871	26,018,082

		$42,375,278
Machinery & Tools - 10.7%
Allison Transmission Holdings, Inc.	1,264,041	$37,643,141
Finning International, Inc.	570,520	15,539,495
IPG Photonics Corp. (a)(l)	579,795	41,611,887
Joy Global, Inc.	825,293	45,391,115
Kennametal, Inc.	405,565	17,739,413
Nordson Corp.	192,240	14,064,278
Polypore International, Inc. (a)(l)	968,170	33,508,364
Proto Labs, Inc. (a)	154,030	11,998,937

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
WABCO Holdings, Inc. (a)	233,835	$23,956,396

		$241,453,026
Medical & Health Technology & Services - 4.3%
Advisory Board Co. (a)	279,899	$17,935,928
Capital Senior Living Corp. (a)	1,287,080	32,717,574
Healthcare Services Group, Inc.	1,047,125	28,199,076
HealthStream, Inc. (a)	610,080	17,582,506

		$96,435,084
Medical Equipment - 6.3%
Cardiovascular Systems, Inc. (a)	739,441	$25,880,435
Cepheid, Inc. (a)	495,365	26,581,286
Endologix, Inc. (a)	1,641,191	22,156,079
GenMark Diagnostics, Inc. (a)	958,897	11,947,857
Globus Medical, Inc., “A” (a)	713,002	16,869,627
Novadaq Technologies, Inc. (a)	210,972	4,303,829
NxStage Medical, Inc. (a)	805,197	11,168,082
TearLab Corp. (a)(h)	2,181,758	17,563,152
Uroplasty, Inc. (a)(h)	1,474,173	6,073,593

		$142,543,940
Metals & Mining - 7.2%
Cameco Corp.	936,850	$22,727,981
Century Aluminum Co. (a)	1,514,334	17,929,715
Globe Specialty Metals, Inc.	1,301,378	25,858,381
GrafTech International Ltd. (a)	2,503,750	24,286,375
Horsehead Holding Corp. (a)	1,313,908	23,348,145
Iluka Resources Ltd.	2,934,183	24,585,997
Molycorp, Inc. (a)(l)	3,544,441	18,501,982
Uranium Participation Corp. (a)	1,309,350	6,976,578

		$164,215,154
Natural Gas - Pipeline - 0.4%
StealthGas, Inc. (a)	834,940	$8,775,219

Oil Services - 4.4%
Atwood Oceanics, Inc. (a)	939,622	$44,528,687
Dresser-Rand Group, Inc. (a)	414,398	22,514,243
Frank’s International N.V.	1,351,895	31,958,798

		$99,001,728
Other Banks & Diversified Financials - 0.9%
First Republic Bank	414,991	$21,567,082

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.8%
Aratana Therapeutics, Inc. (a)	287,770	$6,725,185
Kythera Biopharmaceuticals, Inc. (a)	383,668	19,171,890
TherapeuticsMD, Inc. (a)	2,068,620	14,211,419

		$40,108,494
Railroad & Shipping - 3.5%
Diana Shipping, Inc. (a)	3,354,637	$43,677,374
Navigator Holdings Ltd. (a)	371,615	8,974,502
Navios Maritime Holdings, Inc.	2,821,295	27,056,219

		$79,708,095
Restaurants - 2.3%
Arcos Dorados Holdings, Inc.	2,278,169	$20,025,106
BJ’s Restaurants, Inc. (a)	609,510	16,883,427
Chuy’s Holdings, Inc. (a)	123,850	4,930,469
Dunkin Brands Group, Inc.	219,700	11,351,899

		$53,190,901
Specialty Chemicals - 0.8%
Rockwood Holdings, Inc.	224,510	$17,709,349

Specialty Stores - 2.5%
Citi Trends, Inc. (a)(h)	1,234,405	$20,244,246
Monro Muffler Brake, Inc.	286,944	17,121,948
Tile Shop Holdings, Inc. (a)	1,203,820	18,562,904

		$55,929,098
Trucking - 1.9%
Atlas Air Worldwide Holdings, Inc. (a)	362,103	$10,910,163
Swift Transportation Co. (a)	1,279,873	31,177,706

		$42,087,869
Total Common Stocks (Identified Cost, $1,944,513,174)		$2,253,196,163

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	13,008,328	$13,008,328

Collateral for Securities Loaned - 2.6%
Navigator Securities Lending Prime Portfolio, 0.18%, at Cost and Net Asset Value (j)	59,543,931	$59,543,931
Total Investments (Identified Cost, $2,017,065,433)		$2,325,748,422

Other Assets, Less Liabilities - (2.7)%		(61,645,558)
Net Assets - 100.0%		$2,264,102,864

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,897,538,923)	$2,230,067,483
Underlying affiliated funds, at cost and value	13,008,328
Other affiliated issuers, at value (identified cost, $106,518,182)	82,672,611
Total investments, at value, including $57,435,737 of securities on loan (identified cost, $2,017,065,433)	$2,325,748,422
Cash	63,015
Foreign currency, at value (identified cost, $11,974)	11,989
Receivables for
Investments sold	25,703,092
Fund shares sold	5,349,825
Interest and dividends	1,401,658
Other assets	11,953
Total assets	$2,358,289,954
Liabilities
Payables for
Investments purchased	$30,501,798
Fund shares reacquired	2,908,618
Collateral for securities loaned, at value	59,543,931
Payable to affiliates
Investment adviser	101,612
Shareholder servicing costs	1,033,669
Distribution and service fees	22,516
Program manager fees	20
Payable for independent Trustees’ compensation	4,297
Accrued expenses and other liabilities	70,629
Total liabilities	$94,187,090
Net assets	$2,264,102,864
Net assets consist of
Paid-in capital	$1,828,644,864
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	308,682,670
Accumulated net realized gain (loss) on investments and foreign currency	134,233,820
Accumulated net investment loss	(7,458,490)
Net assets	$2,264,102,864
Shares of beneficial interest outstanding	84,078,868

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$755,696,195	28,408,814	$26.60
Class B	43,059,074	1,864,797	23.09
Class C	166,102,306	7,181,346	23.13
Class I	500,266,248	17,487,613	28.61
Class R1	9,818,804	427,687	22.96
Class R2	73,247,816	2,865,096	25.57
Class R3	154,597,669	5,816,373	26.58
Class R4	261,046,539	9,512,627	27.44
Class R5	293,043,737	10,223,620	28.66
Class 529A	5,185,330	200,158	25.91
Class 529B	363,768	16,193	22.46
Class 529C	1,675,378	74,544	22.48

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $28.22 [100 / 94.25 x $26.6] and $27.49 [100 / 94.25 x $25.91], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$4,875,875
Income on securities loaned	541,851
Dividends from underlying affiliated funds	13,245
Foreign taxes withheld	(50,836)
Total investment income	$5,380,135
Expenses
Management fee	$9,530,995
Distribution and service fees	2,340,820
Program manager fees	3,410
Shareholder servicing costs	1,122,845
Administrative services fee	128,979
Independent Trustees’ compensation	16,558
Custodian fee	88,596
Shareholder communications	53,306
Audit and tax fees	27,683
Legal fees	7,820
Miscellaneous	125,514
Total expenses	$13,446,526
Fees paid indirectly	(132)
Reduction of expenses by investment adviser and distributor	(612,502)
Net expenses	$12,833,892
Net investment loss	$(7,453,757)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$236,303,202
Other affiliated issuers	(1,048,754)
Foreign currency	(73,615)
Net realized gain (loss) on investments and foreign currency	$235,180,833
Change in unrealized appreciation (depreciation)
Investments	$26,157,102
Translation of assets and liabilities in foreign currencies	25
Net unrealized gain (loss) on investments and foreign currency translation	$26,157,127
Net realized and unrealized gain (loss) on investments and foreign currency	$261,337,960
Change in net assets from operations	$253,884,203

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13
From operations
Net investment loss	$(7,453,757)	$(8,591,721)
Net realized gain (loss) on investments and foreign currency	235,180,833	205,210,073
Net unrealized gain (loss) on investments and foreign currency translation	26,157,127	179,463,112
Change in net assets from operations	$253,884,203	$376,081,464
Distributions declared to shareholders
From net realized gain on investments	$(182,188,310)	$—
Change in net assets from fund share transactions	$153,883,993	$415,383,480
Total change in net assets	$225,579,886	$791,464,944
Net assets
At beginning of period	2,038,522,978	1,247,058,034
At end of period (including accumulated net investment loss of $7,458,490 and $4,733, respectively)	$2,264,102,864	$2,038,522,978

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.86		$20.17	$22.63	$19.03	$16.22	$17.96
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.14)	$(0.16)	$(0.22)	$(0.17)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	3.29		5.83	1.80	5.23	2.98	(1.61	)(g)
Total from investment operations	$3.19		$5.69	$1.64	$5.01	$2.81	$(1.74)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$26.60		$25.86	$20.17	$22.63	$19.03	$16.22
Total return (%) (r)(s)(t)(x)	12.72	(n)	28.21	9.88	26.13	17.32	(9.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.35	1.39	1.40	1.51	1.70
Expenses after expense reductions (f)	1.25	(a)	1.31	1.35	1.30	1.41	1.60
Net investment loss	(0.75	)(a)	(0.59)	(0.83)	(0.90)	(0.92)	(1.05)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$755,696		$866,006	$529,749	$626,258	$338,380	$248,658

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$22.83		$17.94	$20.73	$17.65	$15.16	$16.90
Income (loss) from investment operations
Net investment loss (d)	$(0.17)		$(0.27)	$(0.28)	$(0.37)	$(0.29)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	2.88		5.16	1.59	4.86	2.78	(1.53	)(g)
Total from investment operations	$2.71		$4.89	$1.31	$4.49	$2.49	$(1.74)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$23.09		$22.83	$17.94	$20.73	$17.65	$15.16
Total return (%) (r)(s)(t)(x)	12.29	(n)	27.26	9.08	25.18	16.42	(10.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.10	2.14	2.15	2.26	2.41
Expenses after expense reductions (f)	2.00	(a)	2.06	2.10	2.05	2.16	2.30
Net investment loss	(1.50	)(a)	(1.34)	(1.59)	(1.65)	(1.67)	(1.76)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$43,059		$37,952	$30,308	$33,037	$26,777	$27,582

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$22.86		$17.96	$20.76	$17.67	$15.18	$16.93
Income (loss) from investment operations
Net investment loss (d)	$(0.17)		$(0.27)	$(0.28)	$(0.37)	$(0.30)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		5.17	1.58	4.87	2.79	(1.54	)(g)
Total from investment operations	$2.72		$4.90	$1.30	$4.50	$2.49	$(1.75)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$23.13		$22.86	$17.96	$20.76	$17.67	$15.18
Total return (%) (r)(s)(t)(x)	12.31	(n)	27.28	9.01	25.21	16.40	(10.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.10	2.14	2.15	2.26	2.40
Expenses after expense reductions (f)	2.00	(a)	2.06	2.10	2.05	2.16	2.30
Net investment loss	(1.49	)(a)	(1.35)	(1.59)	(1.65)	(1.67)	(1.75)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$166,102		$136,913	$91,138	$95,479	$37,144	$25,431

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.61		$21.48	$23.77	$19.88	$16.91	$18.67
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.09)	$(0.12)	$(0.17)	$(0.13)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.52		6.22	1.93	5.47	3.10	(1.66	)(g)
Total from investment operations	$3.45		$6.13	$1.81	$5.30	$2.97	$(1.76)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$28.61		$27.61	$21.48	$23.77	$19.88	$16.91
Total return (%) (r)(s)(x)	12.86	(n)	28.54	10.16	26.48	17.56	(9.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.10	1.15	1.15	1.26	1.35
Expenses after expense reductions (f)	1.00	(a)	1.06	1.10	1.05	1.16	1.25
Net investment loss	(0.49	)(a)	(0.36)	(0.59)	(0.65)	(0.67)	(0.71)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$500,266		$368,806	$170,830	$323,848	$263,575	$238,410

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$22.71		$17.84	$20.65	$17.58	$15.10	$16.84
Income (loss) from investment operations
Net investment loss (d)	$(0.17)		$(0.27)	$(0.28)	$(0.37)	$(0.29)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	2.87		5.14	1.57	4.85	2.77	(1.53	)(g)
Total from investment operations	$2.70		$4.87	$1.29	$4.48	$2.48	$(1.74)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$22.96		$22.71	$17.84	$20.65	$17.58	$15.10
Total return (%) (r)(s)(x)	12.31	(n)	27.30	9.00	25.22	16.42	(10.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.10	2.14	2.15	2.26	2.40
Expenses after expense reductions (f)	2.00	(a)	2.06	2.10	2.05	2.16	2.30
Net investment loss	(1.50	)(a)	(1.34)	(1.59)	(1.65)	(1.67)	(1.76)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$9,819		$8,972	$7,506	$6,904	$5,253	$4,217

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$24.97		$19.52	$22.09	$18.65	$15.94	$17.68
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.19)	$(0.21)	$(0.28)	$(0.22)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.18		5.64	1.74	5.13	2.93	(1.58	)(g)
Total from investment operations	$3.05		$5.45	$1.53	$4.85	$2.71	$(1.74)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$25.57		$24.97	$19.52	$22.09	$18.65	$15.94
Total return (%) (r)(s)(x)	12.61	(n)	27.92	9.58	25.79	17.00	(9.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.60	1.64	1.65	1.76	1.90
Expenses after expense reductions (f)	1.50	(a)	1.56	1.60	1.55	1.66	1.80
Net investment loss	(0.99	)(a)	(0.85)	(1.09)	(1.15)	(1.17)	(1.26)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$73,248		$60,501	$35,599	$24,316	$13,125	$11,312
See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.84		$20.15	$22.62	$19.02	$16.22	$17.94
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.14)	$(0.16)	$(0.22)	$(0.18)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	3.29		5.83	1.79	5.23	2.98	(1.59	)(g)
Total from investment operations	$3.19		$5.69	$1.63	$5.01	$2.80	$(1.72)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$26.58		$25.84	$20.15	$22.62	$19.02	$16.22
Total return (%) (r)(s)(x)	12.73	(n)	28.24	9.84	26.14	17.26	(9.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.35	1.39	1.40	1.51	1.65
Expenses after expense reductions (f)	1.25	(a)	1.31	1.35	1.30	1.41	1.55
Net investment loss	(0.74	)(a)	(0.60)	(0.83)	(0.90)	(0.93)	(1.00)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$154,598		$110,562	$61,125	$28,966	$6,456	$3,492

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.57		$20.67	$23.04	$19.31	$16.42	$18.13
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.08)	$(0.12)	$(0.16)	$(0.13)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.39		5.98	1.85	5.30	3.02	(1.61	)(g)
Total from investment operations	$3.32		$5.90	$1.73	$5.14	$2.89	$(1.71)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$27.44		$26.57	$20.67	$23.04	$19.31	$16.42
Total return (%) (r)(s)(x)	12.87	(n)	28.54	10.13	26.43	17.60	(9.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.10	1.14	1.15	1.26	1.40
Expenses after expense reductions (f)	1.00	(a)	1.06	1.10	1.05	1.16	1.30
Net investment loss	(0.49	)(a)	(0.35)	(0.58)	(0.66)	(0.67)	(0.76)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$261,047		$197,884	$141,694	$78,534	$50,147	$42,974

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R5			2013	2012 (i)

Net asset value, beginning of period	$27.64		$21.48	$19.73
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	3.53		6.22	1.78
Total from investment operations	$3.47		$6.16	$1.75
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$—
Net asset value, end of period (x)	$28.66		$27.64	$21.48
Total return (%) (r)(s)(x)	12.92	(n)	28.68	8.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.99	1.07	(a)
Expenses after expense reductions (f)	0.91	(a)	0.96	1.05	(a)
Net investment loss	(0.40	)(a)	(0.24)	(0.49	)(a)
Portfolio turnover	39	(n)	96	128
Net assets at end of period (000 omitted)	$293,044		$244,655	$174,681

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class 529A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.25		$19.70	$22.22	$18.71	$15.97	$17.70
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.14)	$(0.17)	$(0.24)	$(0.19)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	3.21		5.69	1.75	5.16	2.93	(1.59	)(g)
Total from investment operations	$3.11		$5.55	$1.58	$4.92	$2.74	$(1.73)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$25.91		$25.25	$19.70	$22.22	$18.71	$15.97
Total return (%) (r)(s)(t)(x)	12.71	(n)	28.17	9.80	26.09	17.16	(9.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.45	1.49	1.50	1.61	1.80
Expenses after expense reductions (f)	1.28	(a)	1.34	1.40	1.39	1.51	1.70
Net investment loss	(0.77	)(a)	(0.62)	(0.89)	(0.99)	(1.02)	(1.15)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$5,185		$4,519	$3,304	$2,848	$1,735	$1,444

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class 529B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$22.27		$17.51	$20.35	$17.36	$14.92	$16.65
Income (loss) from investment operations
Net investment loss (d)	$(0.17)		$(0.28)	$(0.28)	$(0.38)	$(0.31)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	2.81		5.04	1.54	4.78	2.75	(1.51	)(g)
Total from investment operations	$2.64		$4.76	$1.26	$4.40	$2.44	$(1.73)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$22.46		$22.27	$17.51	$20.35	$17.36	$14.92
Total return (%) (r)(s)(t)(x)	12.28	(n)	27.18	8.99	25.08	16.35	(10.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.20	2.24	2.24	2.36	2.50
Expenses after expense reductions (f)	2.04	(a)	2.10	2.15	2.14	2.26	2.40
Net investment loss	(1.53	)(a)	(1.39)	(1.64)	(1.74)	(1.77)	(1.85)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$364		$300	$217	$197	$204	$175

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class 529C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$22.28		$17.52	$20.36	$17.36	$14.93	$16.66
Income (loss) from investment operations
Net investment loss (d)	$(0.18)		$(0.28)	$(0.28)	$(0.38)	$(0.31)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	2.83		5.04	1.54	4.79	2.74	(1.51	)(g)
Total from investment operations	$2.65		$4.76	$1.26	$4.41	$2.43	$(1.73)
Less distributions declared to shareholders
From net realized gain on investments	$(2.45)		$—	$(4.10)	$(1.41)	$—	$—
Net asset value, end of period (x)	$22.48		$22.28	$17.52	$20.36	$17.36	$14.93
Total return (%) (r)(s)(t)(x)	12.32	(n)	27.17	8.98	25.14	16.28	(10.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.20	2.24	2.25	2.36	2.48
Expenses after expense reductions (f)	2.05	(a)	2.11	2.15	2.14	2.26	2.38
Net investment loss	(1.55	)(a)	(1.39)	(1.64)	(1.74)	(1.78)	(1.83)
Portfolio turnover	39	(n)	96	128	205	167	150
Net assets at end of period (000 omitted)	$1,675		$1,454	$906	$709	$469	$393

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

27

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

28

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,253,196,163	$—	$—	$2,253,196,163
Mutual Funds	72,552,259	—	—	72,552,259
Total Investments	$2,325,748,422	$—	$—	$2,325,748,422

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $24,585,997 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The

29

Notes to Financial Statements (unaudited) – continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $57,435,737 and a related liability of $59,543,931 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. Collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the

30

Notes to Financial Statements (unaudited) – continued

fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$2,035,469,500
Gross appreciation	416,767,365
Gross depreciation	(126,488,443)
Net unrealized appreciation (depreciation)	$290,278,922

As of 8/31/13
Undistributed ordinary income	46,692,710
Undistributed long-term capital gain	52,952,654
Other temporary differences	(5,077)
Net unrealized appreciation (depreciation)	264,121,820

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

31

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/14	Year ended 8/31/13
Class A	$64,919,406	$—
Class B	4,186,982	—
Class C	15,593,082	—
Class I	35,717,827	—
Class R1	937,201	—
Class R2	6,122,546	—
Class R3	12,790,928	—
Class R4	19,003,758	—
Class R5	22,264,000	—
Class 529A	451,752	—
Class 529B	33,273	—
Class 529C	167,555	—
Total	$182,188,310	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion and 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended February 28, 2014, this management fee reduction amounted to $563,109, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $23,796, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.84% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Prior to January 1, 2014, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.41%	2.16%	2.16%	1.16%	2.16%	1.66%	1.41%	1.16%	1.10%	1.46%	2.21%	2.21%

This written agreement terminated on December 31, 2013. For the six months ended February 28, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $138,319 and $1,700 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$960,148
Class B	0.75%	0.25%	1.00%	1.00%	206,375
Class C	0.75%	0.25%	1.00%	1.00%	769,760
Class R1	0.75%	0.25%	1.00%	1.00%	46,823
Class R2	0.25%	0.25%	0.50%	0.50%	167,924
Class R3	—	0.25%	0.25%	0.25%	174,045
Class 529A	—	0.25%	0.25%	0.22%	6,120
Class 529B	0.75%	0.25%	1.00%	0.98%	1,642
Class 529C	0.75%	0.25%	1.00%	1.00%	7,983
Total Distribution and Service Fees					$2,340,820

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate

33

Notes to Financial Statements (unaudited) – continued

amounted to $19,882, $236, $120, $1,940, $689, $25, and $1 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$2,591
Class B	22,269
Class C	11,434
Class 529B	—
Class 529C	100

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2014, unless MFD elects to extend the waiver. For the six months ended February 28, 2014, this waiver amounted to $1,705 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2014, were as follows:

	Fee	Waiver
Class 529A	$2,448	$1,224
Class 529B	164	82
Class 529C	798	399
Total Program Manager Fees and Waivers	$3,410	$1,705

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $150,777, which equated to 0.0142% annually of the fund’s average daily net assets. MFSC also receives payment

34

Notes to Financial Statements (unaudited) – continued

from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $972,068.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0122% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $112 and is included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $4,291 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,960 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $999, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

35

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 5,066 shares of Class R5 for an aggregate amount of $148,181.

(4) Portfolio Securities

Purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $964,838,295 and $815,614,350, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,030,019	$135,651,818	13,280,657	$317,286,546
Class B	214,442	5,044,395	413,203	8,490,226
Class C	1,243,502	29,168,629	2,088,673	43,663,588
Class I	5,690,129	162,354,340	9,044,050	226,138,227
Class R1	62,495	1,458,774	119,137	2,448,027
Class R2	662,186	17,122,107	1,281,338	28,806,578
Class R3	1,974,752	53,320,040	2,302,409	53,724,050
Class R4	2,430,415	67,316,307	2,656,356	63,852,249
Class R5	977,486	27,842,570	1,766,087	42,150,539
Class 529A	17,402	460,473	34,989	806,060
Class 529B	2,298	52,353	3,557	69,765
Class 529C	7,929	181,828	18,424	354,241
	18,313,055	$499,973,634	33,008,880	$787,790,096

Shares issued to shareholders in reinvestment of distributions
Class A	2,328,346	$59,512,523	—	$—
Class B	163,235	3,627,076	—	—
Class C	515,039	11,464,768	—	—
Class I	902,424	24,789,597	—	—
Class R1	42,426	937,201	—	—
Class R2	223,362	5,490,231	—	—
Class R3	500,819	12,790,928	—	—
Class R4	718,763	18,939,409	—	—
Class R5	809,012	22,264,000	—	—
Class 529A	18,151	451,745	—	—
Class 529B	1,538	33,273	—	—
Class 529C	7,745	167,520	—	—
	6,230,860	$160,468,271	—	$—

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,439,393)	$(338,344,202)	(6,057,209)	$(136,602,612)
Class B	(175,560)	(4,103,082)	(440,250)	(8,819,700)
Class C	(566,203)	(13,225,005)	(1,172,917)	(23,417,729)
Class I	(2,464,765)	(70,426,463)	(3,638,323)	(86,932,110)
Class R1	(72,352)	(1,686,515)	(144,665)	(2,881,900)
Class R2	(443,398)	(11,504,218)	(681,686)	(14,889,511)
Class R3	(937,968)	(24,983,332)	(1,056,634)	(23,946,508)
Class R4	(1,083,212)	(29,783,878)	(2,063,176)	(48,545,028)
Class R5	(413,447)	(11,964,325)	(1,046,242)	(25,688,737)
Class 529A	(14,381)	(369,819)	(23,748)	(532,514)
Class 529B	(1,102)	(25,969)	(2,507)	(50,279)
Class 529C	(6,374)	(141,104)	(4,901)	(99,988)
	(18,618,155)	$(506,557,912)	(16,332,258)	$(372,406,616)

Net change
Class A	(5,081,028)	$(143,179,861)	7,223,448	$180,683,934
Class B	202,117	4,568,389	(27,047)	(329,474)
Class C	1,192,338	27,408,392	915,756	20,245,859
Class I	4,127,788	116,717,474	5,405,727	139,206,117
Class R1	32,569	709,460	(25,528)	(433,873)
Class R2	442,150	11,108,120	599,652	13,917,067
Class R3	1,537,603	41,127,636	1,245,775	29,777,542
Class R4	2,065,966	56,471,838	593,180	15,307,221
Class R5	1,373,051	38,142,245	719,845	16,461,802
Class 529A	21,172	542,399	11,241	273,546
Class 529B	2,734	59,657	1,050	19,486
Class 529C	9,300	208,244	13,523	254,253
	5,925,760	$153,883,993	16,676,622	$415,383,480

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

37

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $4,255 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,908,354	445,088,790	(443,988,816)	13,008,328

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,245	$13,008,328

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,312,543	67,680	(145,818)	1,234,405
Model N, Inc.	1,833,988	90,590	(203,664)	1,720,914
Rubicon Technology, Inc.	—	1,681,460	(141,663)	1,539,797
TearLab Corp.	—	2,291,068	(109,310)	2,181,758
Uroplasty, Inc.	1,567,473	80,840	(174,140)	1,474,173

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$278,581	$—	$—	$20,244,246
Model N, Inc.	(1,241,200)	—	—	18,912,845
Rubicon Technology, Inc.	126,030	—	—	19,878,779
TearLab Corp.	(209,994)	—	—	17,563,152
Uroplasty, Inc.	(2,171)	—	—	6,073,593

	$(1,048,754)	$—	$—	$82,672,615

38

Notes to Financial Statements (unaudited) – continued

(8) Redemptions In-Kind

On September 27, 2013, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $196,913,535. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $60,096,207 for the fund.

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® RESEARCH INTERNATIONAL FUND

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Novartis AG	3.3%
Royal Dutch Shell PLC, “A”	3.1%
Nestle S.A.	2.8%
HSBC Holdings PLC	2.5%
Rio Tinto Ltd.	2.3%
GlaxoSmithKline PLC	2.0%
Bayer AG	1.9%
KDDI Corp.	1.9%
Schneider Electric S.A.	1.8%
Westpac Banking Corp.	1.8%

Global equity sectors
Financial Services	25.1%
Capital Goods	23.2%
Health Care	10.4%
Energy	9.9%
Consumer Staples	8.7%
Consumer Cyclicals	8.1%
Technology	7.7%
Telecommunications/Cable Television	5.0%

Issuer country weightings (x)
Japan	18.8%
United Kingdom	18.1%
Switzerland	12.2%
France	10.5%
Germany	6.8%
Netherlands	4.4%
United States	4.4%
Hong Kong	4.3%
Australia	3.4%
Other Countries	17.1%

Currency exposure weightings (y)
Euro	27.5%
Japanese Yen	18.8%
British Pound Sterling	18.1%
Swiss Franc	12.2%
Hong Kong Dollar	5.2%
United States Dollar	4.4%
Australian Dollar	3.4%
Brazilian Real	2.3%
Swedish Krona	2.3%
Other Currencies	5.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.11%	$1,000.00	$1,113.57	$5.82
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
B	Actual	1.86%	$1,000.00	$1,109.25	$9.73
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
C	Actual	1.86%	$1,000.00	$1,108.87	$9.73
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
I	Actual	0.86%	$1,000.00	$1,115.03	$4.51
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R1	Actual	1.86%	$1,000.00	$1,108.61	$9.72
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
R2	Actual	1.36%	$1,000.00	$1,112.24	$7.12
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R3	Actual	1.11%	$1,000.00	$1,113.01	$5.82
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R4	Actual	0.86%	$1,000.00	$1,114.38	$4.51
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R5	Actual	0.77%	$1,000.00	$1,115.07	$4.04
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
529A	Actual	1.13%	$1,000.00	$1,113.73	$5.92
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
529B	Actual	1.91%	$1,000.00	$1,109.17	$9.99
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
529C	Actual	1.91%	$1,000.00	$1,108.71	$9.99
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.8%
Heineken N.V.	586,561	$39,663,791
Pernod Ricard S.A.	799,345	94,103,543

		$133,767,334
Apparel Manufacturers - 2.1%
Li & Fung Ltd.	57,748,000	$75,602,848
LVMH Moet Hennessy Louis Vuitton S.A.	414,931	77,232,560

		$152,835,408
Automotive - 4.9%
Autoliv, Inc.	684,399	$65,935,000
DENSO Corp.	2,364,300	126,380,977
Honda Motor Co. Ltd.	3,238,200	116,043,189
Kia Motors Corp.	902,070	46,814,687

		$355,173,853
Broadcasting - 1.6%
Nippon Television Holdings, Inc.	2,349,600	$39,086,890
Publicis Groupe S.A.	798,722	75,850,367

		$114,937,257
Brokerage & Asset Managers - 0.4%
Computershare Ltd.	2,655,510	$28,127,666

Business Services - 3.1%
Cognizant Technology Solutions Corp., “A” (a)	598,850	$62,316,331
Compass Group PLC	2,987,974	47,258,198
Experian Group Ltd.	2,373,664	42,967,820
Mitsubishi Corp.	2,039,500	39,018,439
Nomura Research, Inc.	1,079,100	35,309,060

		$226,869,848
Computer Software - 0.4%
Dassault Systems S.A.	277,379	$31,885,108

Conglomerates - 0.9%
Hutchison Whampoa Ltd.	4,921,000	$66,327,335

Consumer Products - 1.0%
Reckitt Benckiser Group PLC	864,781	$71,160,612

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 4.0%
Legrand S.A.	421,393	$26,133,485
Schneider Electric S.A.	1,466,167	131,037,866
Siemens AG	967,615	129,232,591

		$286,403,942
Electronics - 2.4%
Infineon Technologies AG	3,957,319	$44,900,014
MediaTek, Inc.	5,658,000	83,101,525
Taiwan Semiconductor Manufacturing Co. Ltd.	11,993,326	42,970,753

		$170,972,292
Energy - Independent - 1.7%
Cairn Energy PLC (a)	3,329,974	$11,085,508
Cenovus Energy, Inc.	785,250	20,785,404
Galp Energia SGPS S.A., “B”	992,805	16,691,096
INPEX Corp.	2,567,200	32,540,906
Oil Search Ltd.	2,820,570	21,771,484
Reliance Industries Ltd.	1,604,309	20,706,147

		$123,580,545
Energy - Integrated - 4.4%
BG Group PLC	3,510,676	$63,990,804
Petroleo Brasileiro S.A., ADR	2,945,230	32,986,576
Royal Dutch Shell PLC, “A”	6,152,691	224,399,230

		$321,376,610
Engineering - Construction - 1.0%
JGC Corp.	1,943,000	$71,843,461

Food & Beverages - 4.8%
Groupe Danone	1,589,666	$112,300,003
M. Dias Branco S.A. Industria e Comercio de Alimentos	869,500	30,370,850
Nestle S.A.	2,675,124	202,573,347

		$345,244,200
Food & Drug Stores - 0.6%
Sundrug Co. Ltd.	854,500	$34,383,192
Wumart Stores, Inc., “H”	5,678,000	6,723,856

		$41,107,048
Gaming & Lodging - 1.4%
Paddy Power PLC	434,075	$36,290,750
Sands China Ltd.	8,160,800	68,247,214

		$104,537,964

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	4,197,600	$15,342,118

Insurance - 4.7%
AIA Group Ltd.	20,631,200	$100,888,989
Delta Lloyd N.V.	1,257,810	35,912,378
Hiscox Ltd.	3,152,787	34,422,357
ING Groep N.V. (a)	5,736,043	83,687,575
Sony Financial Holdings, Inc.	1,573,500	25,372,050
Zurich Insurance Group AG	202,780	62,136,680

		$342,420,029
Internet - 0.9%
Yahoo Japan Corp.	9,728,700	$61,658,755

Machinery & Tools - 3.1%
Atlas Copco AB, “A”	3,478,281	$97,703,151
Joy Global, Inc.	960,700	52,838,500
Schindler Holding AG	515,925	77,374,085

		$227,915,736
Major Banks - 10.0%
BNP Paribas	1,320,256	$108,356,920
HSBC Holdings PLC	17,318,469	182,617,155
Mitsubishi UFJ Financial Group, Inc.	11,477,800	66,202,895
Royal Bank of Scotland Group PLC (a)	15,200,467	83,463,526
Standard Chartered PLC	2,005,206	42,476,420
Sumitomo Mitsui Financial Group, Inc.	2,395,200	106,850,820
Westpac Banking Corp.	4,385,255	130,974,156

		$720,941,892
Medical & Health Technology & Services - 0.2%
Kobayashi Pharmaceutical Co. Ltd.	303,300	$17,166,238

Medical Equipment - 0.6%
Sonova Holding AG	301,109	$42,590,062

Metals & Mining - 3.4%
Gerdau S.A., ADR	4,598,810	$28,742,563
Iluka Resources Ltd.	6,338,817	53,113,980
Rio Tinto Ltd.	2,891,154	166,180,535

		$248,037,078
Natural Gas - Distribution - 2.6%
China Resources Gas Group Ltd.	8,932,000	$31,420,917
GDF SUEZ	2,552,184	65,488,489

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - continued
Snam Rete Gas S.p.A.	7,218,910	$41,092,625
Tokyo Gas Co. Ltd.	9,975,000	49,987,717

		$187,989,748
Natural Gas - Pipeline - 0.2%
APA Group	2,048,601	$12,211,496

Network & Telecom - 0.9%
Ericsson, Inc., “B”	5,279,470	$68,426,061

Oil Services - 0.5%
Technip	350,130	$34,405,028

Other Banks & Diversified Financials - 8.6%
Aeon Credit Service Co. Ltd.	1,173,700	$28,739,908
DBS Group Holdings Ltd.	4,548,000	59,269,483
Erste Group Bank AG	2,348,810	83,353,447
HDFC Bank Ltd., ADR	972,490	32,665,939
Itau Unibanco Holding S.A., ADR	1,260,951	16,795,867
Julius Baer Group Ltd.	1,210,027	56,710,987
Kasikornbank PLC, NVDR	5,742,400	30,010,090
KBC Group N.V.	1,905,895	120,959,933
Sberbank of Russia, ADR	1,639,352	16,901,719
UBS AG	6,040,196	129,594,654
UniCredit S.p.A.	6,313,932	50,242,682

		$625,244,709
Pharmaceuticals - 9.4%
Bayer AG	977,816	$138,882,048
GlaxoSmithKline PLC	5,201,067	145,578,490
Novartis AG	2,851,770	238,160,894
Roche Holding AG	227,476	70,195,550
Santen Pharmaceutical Co. Ltd.	1,837,100	85,834,829

		$678,651,811
Printing & Publishing - 0.4%
Reed Elsevier N.V.	1,400,166	$30,690,476

Real Estate - 1.4%
Deutsche Wohnen AG (a)	1,371,529	$28,216,983
Mitsubishi Estate Co. Ltd.	2,992,000	70,647,303

		$98,864,286

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.3%
Arcos Dorados Holdings, Inc.	286,760	$2,520,620
Whitbread PLC	1,185,968	89,110,201

		$91,630,821
Specialty Chemicals - 4.6%
Akzo Nobel N.V.	1,524,204	$126,252,598
Chugoku Marine Paints Ltd.	90,000	521,765
JSR Corp.	2,951,000	50,541,348
Linde AG	577,535	119,695,340
Symrise AG	709,387	34,848,558

		$331,859,609
Specialty Stores - 0.7%
Industria de Diseno Textil S.A.	340,692	$49,047,835

Telecommunications - Wireless - 3.0%
KDDI Corp.	2,264,900	$138,003,782
Turkcell Iletisim Hizmetleri A.S. (a)	1,740,732	9,072,835
Vodafone Group PLC	16,373,164	68,270,069

		$215,346,686
Telephone Services - 2.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	7,016,570	$11,429,737
BT Group PLC	4,979,202	34,168,828
China Unicom (Hong Kong) Ltd.	17,692,000	23,572,463
TDC A.S.	3,304,451	32,821,422
Telecom Italia S.p.A. - Savings Shares	29,740,780	26,067,518
Telefonica Brasil S.A., ADR	1,156,180	21,562,757

		$149,622,725
Tobacco - 1.1%
Japan Tobacco, Inc.	2,503,700	$79,512,218

Trucking - 1.2%
Yamato Holdings Co. Ltd.	4,196,600	$86,884,506

Utilities - Electric Power - 0.5%
Canadian Utilities Ltd.	355,450	$12,580,227
Energias do Brasil S.A.	5,539,900	21,098,756

		$33,678,983
Total Common Stocks (Identified Cost, $6,038,560,260)		$7,096,289,389

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	101,415,944	$101,415,944
Total Investments (Identified Cost, $6,139,976,204)		$7,197,705,333

Other Assets, Less Liabilities - 0.5%		33,584,243
Net Assets - 100.0%		$7,231,289,576

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $6,038,560,260)	$7,096,289,389
Underlying affiliated funds, at cost and value	101,415,944
Total investments, at value (identified cost, $6,139,976,204)	$7,197,705,333
Foreign currency, at value (identified cost, $168,474)	169,229
Receivables for
Investments sold	49,951,512
Fund shares sold	13,525,097
Interest and dividends	36,040,597
Other assets	42,331
Total assets	$7,297,434,099
Liabilities
Payables for
Investments purchased	$59,159,730
Fund shares reacquired	3,412,957
Payable to affiliates
Investment adviser	273,941
Shareholder servicing costs	2,804,909
Distribution and service fees	29,905
Program manager fees	10
Payable for independent Trustees’ compensation	1,265
Accrued expenses and other liabilities	461,806
Total liabilities	$66,144,523
Net assets	$7,231,289,576
Net assets consist of
Paid-in capital	$6,744,194,467
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,058,210,738
Accumulated net realized gain (loss) on investments and foreign currency	(644,801,964)
Undistributed net investment income	73,686,335
Net assets	$7,231,289,576
Shares of beneficial interest outstanding	402,713,498

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,214,741,506	68,030,556	$17.86
Class B	20,006,042	1,167,965	17.13
Class C	96,237,747	5,728,135	16.80
Class I	2,144,747,070	116,372,358	18.43
Class R1	4,244,610	256,255	16.56
Class R2	170,938,494	9,876,956	17.31
Class R3	230,589,215	13,055,383	17.66
Class R4	555,656,033	31,106,215	17.86
Class R5	2,790,442,428	156,905,673	17.78
Class 529A	2,424,899	137,651	17.62
Class 529B	214,087	12,835	16.68
Class 529C	1,047,445	63,516	16.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.95 [100 / 94.25 x $17.86] and $18.69 [100 / 94.25 x $17.62], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$109,808,054
Interest	267,447
Dividends from underlying affiliated funds	29,102
Foreign taxes withheld	(4,946,194)
Total investment income	$105,158,409
Expenses
Management fee	$25,344,471
Distribution and service fees	2,733,178
Program manager fees	1,764
Shareholder servicing costs	2,129,968
Administrative services fee	236,501
Independent Trustees’ compensation	52,714
Custodian fee	620,852
Shareholder communications	98,597
Audit and tax fees	37,014
Legal fees	28,328
Miscellaneous	191,023
Total expenses	$31,474,410
Fees paid indirectly	(57)
Reduction of expenses by investment adviser and distributor	(551,503)
Net expenses	$30,922,850
Net investment income	$74,235,559
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$99,766,974
Foreign currency	(291,849)
Net realized gain (loss) on investments and foreign currency	$99,475,125
Change in unrealized appreciation (depreciation)
Investments	$542,939,959
Translation of assets and liabilities in foreign currencies	841,035
Net unrealized gain (loss) on investments and foreign currency translation	$543,780,994
Net realized and unrealized gain (loss) on investments and foreign currency	$643,256,119
Change in net assets from operations	$717,491,678

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13
From operations
Net investment income	$74,235,559	$101,775,627
Net realized gain (loss) on investments and foreign currency	99,475,125	294,914,718
Net unrealized gain (loss) on investments and foreign currency translation	543,780,994	380,101,957
Change in net assets from operations	$717,491,678	$776,792,302
Distributions declared to shareholders
From net investment income	$(103,250,534)	$(97,500,392)
Change in net assets from fund share transactions	$425,891,813	$746,775,414
Total change in net assets	$1,040,132,957	$1,426,067,324
Net assets
At beginning of period	6,191,156,619	4,765,089,295
At end of period (including undistributed net investment income of $73,686,335 and $102,701,310, respectively)	$7,231,289,576	$6,191,156,619

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.25		$14.25	$14.66	$12.93	$13.03	$16.14
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.26	$0.28	$0.26	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.67		2.01	(0.45)	1.67	(0.11)	(2.92)
Total from investment operations	$1.84		$2.27	$(0.17)	$1.93	$0.10	$(2.70)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.27)	$(0.24)	$(0.20)	$(0.20)	$(0.20)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.23)		$(0.27)	$(0.24)	$(0.20)	$(0.20)	$(0.41)
Net asset value, end of period (x)	$17.86		$16.25	$14.25	$14.66	$12.93	$13.03
Total return (%) (r)(s)(t)(x)	11.36	(n)	16.08	(1.03)	14.89	0.65	(16.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.18	1.21	1.19	1.25	1.35
Expenses after expense reductions (f)	1.11	(a)	1.18	1.21	1.19	1.25	1.35
Net investment income	1.91	(a)	1.65	2.02	1.67	1.59	1.95
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$1,214,742		$1,108,795	$970,501	$1,008,654	$1,466,337	$1,254,399

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.52		$13.59	$13.96	$12.30	$12.39	$15.34
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12	$0.16	$0.11	$0.09	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		1.94	(0.42)	1.62	(0.09)	(2.77)
Total from investment operations	$1.69		$2.06	$(0.26)	$1.73	$—	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.13)	$(0.11)	$(0.07)	$(0.09)	$(0.10)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.08)		$(0.13)	$(0.11)	$(0.07)	$(0.09)	$(0.31)
Net asset value, end of period (x)	$17.13		$15.52	$13.59	$13.96	$12.30	$12.39
Total return (%) (r)(s)(t)(x)	10.92	(n)	15.27	(1.82)	14.02	(0.09)	(16.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.93	1.96	1.95	1.99	2.05
Expenses after expense reductions (f)	1.86	(a)	1.93	1.96	1.94	1.99	2.05
Net investment income	1.12	(a)	0.83	1.19	0.76	0.71	1.25
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$20,006		$19,751	$23,369	$33,059	$40,476	$55,961

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.26		$13.39	$13.78	$12.16	$12.27	$15.23
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.13	$0.16	$0.12	$0.10	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		1.90	(0.42)	1.59	(0.10)	(2.77)
Total from investment operations	$1.66		$2.03	$(0.26)	$1.71	$—	$(2.63)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.13)	$(0.09)	$(0.11)	$(0.12)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.12)		$(0.16)	$(0.13)	$(0.09)	$(0.11)	$(0.33)
Net asset value, end of period (x)	$16.80		$15.26	$13.39	$13.78	$12.16	$12.27
Total return (%) (r)(s)(t)(x)	10.89	(n)	15.22	(1.80)	14.05	(0.03)	(16.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.93	1.96	1.95	2.00	2.05
Expenses after expense reductions (f)	1.86	(a)	1.93	1.96	1.95	2.00	2.05
Net investment income	1.18	(a)	0.87	1.23	0.80	0.78	1.30
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$96,238		$86,793	$84,133	$99,830	$101,267	$110,142
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.78		$14.71	$15.15	$13.35	$13.44	$16.65
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.31	$0.35	$0.29	$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.72		2.06	(0.49)	1.74	(0.12)	(3.01)
Total from investment operations	$1.92		$2.37	$(0.14)	$2.03	$0.14	$(2.75)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.30)	$(0.30)	$(0.23)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.27)		$(0.30)	$(0.30)	$(0.23)	$(0.23)	$(0.46)
Net asset value, end of period (x)	$18.43		$16.78	$14.71	$15.15	$13.35	$13.44
Total return (%) (r)(s)(x)	11.50	(n)	16.32	(0.82)	15.19	0.92	(16.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.93	0.96	0.95	1.00	1.05
Expenses after expense reductions (f)	0.86	(a)	0.93	0.96	0.95	1.00	1.05
Net investment income	2.22	(a)	1.89	2.45	1.86	1.90	2.31
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$2,144,747		$1,834,498	$1,143,621	$2,484,795	$1,926,221	$1,456,884

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.02		$13.17	$13.57	$11.98	$12.10	$15.05
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12	$0.15	$0.12	$0.10	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		1.87	(0.40)	1.57	(0.10)	(2.74)
Total from investment operations	$1.63		$1.99	$(0.25)	$1.69	$—	$(2.60)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.14)	$(0.15)	$(0.10)	$(0.12)	$(0.14)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.09)		$(0.14)	$(0.15)	$(0.10)	$(0.12)	$(0.35)
Net asset value, end of period (x)	$16.56		$15.02	$13.17	$13.57	$11.98	$12.10
Total return (%) (r)(s)(x)	10.86	(n)	15.24	(1.80)	14.09	(0.09)	(16.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.93	1.96	1.95	2.00	2.05
Expenses after expense reductions (f)	1.86	(a)	1.93	1.96	1.95	2.00	2.05
Net investment income	1.14	(a)	0.85	1.18	0.84	0.77	1.34
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$4,245		$4,034	$4,914	$6,288	$5,868	$6,311

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.75		$13.83	$14.26	$12.59	$12.70	$15.76
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.21	$0.24	$0.20	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.61		1.95	(0.44)	1.64	(0.11)	(2.87)
Total from investment operations	$1.76		$2.16	$(0.20)	$1.84	$0.07	$(2.67)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.24)	$(0.23)	$(0.17)	$(0.18)	$(0.18)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.20)		$(0.24)	$(0.23)	$(0.17)	$(0.18)	$(0.39)
Net asset value, end of period (x)	$17.31		$15.75	$13.83	$14.26	$12.59	$12.70
Total return (%) (r)(s)(x)	11.22	(n)	15.79	(1.32)	14.61	0.45	(16.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.43	1.46	1.45	1.50	1.54
Expenses after expense reductions (f)	1.36	(a)	1.43	1.46	1.45	1.50	1.54
Net investment income	1.82	(a)	1.41	1.78	1.37	1.34	1.88
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$170,938		$136,444	$107,567	$91,693	$72,425	$60,790

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.08		$14.10	$14.53	$12.82	$12.92	$16.06
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.25	$0.28	$0.23	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.64		2.00	(0.45)	1.68	(0.10)	(2.93)
Total from investment operations	$1.81		$2.25	$(0.17)	$1.91	$0.11	$(2.70)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.27)	$(0.26)	$(0.20)	$(0.21)	$(0.23)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.23)		$(0.27)	$(0.26)	$(0.20)	$(0.21)	$(0.44)
Net asset value, end of period (x)	$17.66		$16.08	$14.10	$14.53	$12.82	$12.92
Total return (%) (r)(s)(x)	11.30	(n)	16.13	(1.06)	14.88	0.72	(16.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.18	1.21	1.20	1.25	1.29
Expenses after expense reductions (f)	1.11	(a)	1.18	1.21	1.20	1.25	1.29
Net investment income	1.98	(a)	1.63	2.05	1.54	1.55	2.09
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$230,589		$195,358	$168,989	$154,869	$151,073	$133,545

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.27		$14.26	$14.70	$12.96	$13.05	$16.19
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.25	$0.32	$0.28	$0.24	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		2.06	(0.46)	1.69	(0.10)	(2.88)
Total from investment operations	$1.85		$2.31	$(0.14)	$1.97	$0.14	$(2.68)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.30)	$(0.30)	$(0.23)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.26)		$(0.30)	$(0.30)	$(0.23)	$(0.23)	$(0.46)
Net asset value, end of period (x)	$17.86		$16.27	$14.26	$14.70	$12.96	$13.05
Total return (%) (r)(s)(x)	11.44	(n)	16.42	(0.84)	15.19	0.95	(16.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.93	0.96	0.95	1.00	1.00
Expenses after expense reductions (f)	0.86	(a)	0.93	0.96	0.95	1.00	1.00
Net investment income	2.26	(a)	1.60	2.28	1.83	1.77	1.72
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$555,656		$470,915	$825,288	$561,557	$482,217	$476,076

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R5 (y)			2013	2012		2011	2010	2009

Net asset value, beginning of period	$16.21		$14.20	$14.63		$12.90	$13.00	$16.14
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.33	$0.17		$0.26	$0.23	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.66		1.99	(0.31	)(g)	1.69	(0.11)	(2.93)
Total from investment operations	$1.86		$2.32	$(0.14)		$1.95	$0.12	$(2.69)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.31)	$(0.29)		$(0.22)	$(0.22)	$(0.24)
From net realized gain on investments	—		—	—		—	—	(0.21)
Total distributions declared to shareholders	$(0.29)		$(0.31)	$(0.29)		$(0.22)	$(0.22)	$(0.45)
Net asset value, end of period (x)	$17.78		$16.21	$14.20		$14.63	$12.90	$13.00
Total return (%) (r)(s)(x)	11.51	(n)	16.50	(0.85)		15.07	0.81	(16.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	0.89		1.05	1.10	1.14
Expenses after expense reductions (f)	0.77	(a)	0.81	0.89		1.05	1.10	1.14
Net investment income	2.33	(a)	2.09	1.20	(l)	1.71	1.73	2.25
Portfolio turnover	15	(n)	32	37		43	56	88
Net assets at end of period (000 omitted)	$2,790,442		$2,331,325	$1,433,832		$26,173	$24,820	$23,560

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class 529A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.03		$14.06	$14.49	$12.78	$12.88	$15.96
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.25	$0.27	$0.22	$0.20	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		1.98	(0.45)	1.68	(0.12)	(2.89)
Total from investment operations	$1.82		$2.23	$(0.18)	$1.90	$0.08	$(2.68)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.26)	$(0.25)	$(0.19)	$(0.18)	$(0.19)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.23)		$(0.26)	$(0.25)	$(0.19)	$(0.18)	$(0.40)
Net asset value, end of period (x)	$17.62		$16.03	$14.06	$14.49	$12.78	$12.88
Total return (%) (r)(s)(t)(x)	11.37	(n)	16.05	(1.15)	14.80	0.54	(16.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.28	1.31	1.30	1.35	1.45
Expenses after expense reductions (f)	1.13	(a)	1.21	1.26	1.29	1.35	1.45
Net investment income	1.94	(a)	1.62	1.96	1.47	1.47	1.90
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$2,425		$2,105	$1,762	$1,747	$1,512	$1,451

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class 529B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.14		$13.25	$13.57	$11.99	$12.11	$15.05
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12	$0.13	$0.09	$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		1.88	(0.38)	1.58	(0.10)	(2.74)
Total from investment operations	$1.65		$2.00	$(0.25)	$1.67	$(0.01)	$(2.62)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.07)	$(0.09)	$(0.11)	$(0.11)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.11)		$(0.11)	$(0.07)	$(0.09)	$(0.11)	$(0.32)
Net asset value, end of period (x)	$16.68		$15.14	$13.25	$13.57	$11.99	$12.11
Total return (%) (r)(s)(t)(x)	10.92	(n)	15.15	(1.84)	13.90	(0.14)	(16.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.03	2.06	2.04	2.10	2.15
Expenses after expense reductions (f)	1.91	(a)	1.98	2.01	2.04	2.10	2.15
Net investment income	1.16	(a)	0.82	1.03	0.66	0.69	1.19
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$214		$188	$199	$366	$461	$449

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class 529C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.98		$13.17	$13.56	$12.00	$12.12	$15.06
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12	$0.15	$0.11	$0.09	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		1.86	(0.41)	1.56	(0.10)	(2.75)
Total from investment operations	$1.63		$1.98	$(0.26)	$1.67	$(0.01)	$(2.62)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.17)	$(0.13)	$(0.11)	$(0.11)	$(0.11)
From net realized gain on investments	—		—	—	—	—	(0.21)
Total distributions declared to shareholders	$(0.12)		$(0.17)	$(0.13)	$(0.11)	$(0.11)	$(0.32)
Net asset value, end of period (x)	$16.49		$14.98	$13.17	$13.56	$12.00	$12.12
Total return (%) (r)(s)(t)(x)	10.87	(n)	15.17	(1.83)	13.89	(0.11)	(16.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.03	2.06	2.05	2.10	2.15
Expenses after expense reductions (f)	1.91	(a)	1.98	2.01	2.04	2.10	2.15
Net investment income	1.12	(a)	0.81	1.19	0.81	0.76	1.23
Portfolio turnover	15	(n)	32	37	43	56	88
Net assets at end of period (000 omitted)	$1,047		$950	$914	$906	$796	$631

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still

28

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

29

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,362,530,247	$—	$—	$1,362,530,247
United Kingdom	1,307,149,752	—	—	1,307,149,752
Switzerland	879,336,259	—	—	879,336,259
France	756,793,370	—	—	756,793,370
Germany	495,775,535	—	—	495,775,535
Netherlands	316,206,819	—	—	316,206,819
Hong Kong	311,066,386	—	—	311,066,386
Australia	246,198,783	—	—	246,198,783
United States	181,089,831	—	—	181,089,831
Other Countries	1,185,741,917	54,400,490	—	1,240,142,407
Mutual Funds	101,415,944	—	—	101,415,944
Total Investments	$7,143,304,843	$54,400,490	$—	$7,197,705,333

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,429,737 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,758,437,904 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

30

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

31

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/13
Ordinary income (including any short-term capital gains)	$97,500,392

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$6,194,232,655
Gross appreciation	1,280,319,105
Gross depreciation	(276,846,427)
Net unrealized appreciation (depreciation)	$1,003,472,678

As of 8/31/13
Undistributed ordinary income	103,215,727
Capital loss carryforwards	(690,020,638)
Other temporary differences	(873,843)
Net unrealized appreciation (depreciation)	460,532,719

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013 the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/18	$(690,020,638)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

33

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/14	Year ended 8/31/13
Class A	$15,702,653	$18,082,585
Class B	102,139	216,225
Class C	675,749	914,829
Class I	31,156,722	24,235,060
Class R1	23,279	49,846
Class R2	1,827,492	1,877,801
Class R3	2,842,760	3,284,789
Class R4	7,705,916	17,572,798
Class R5	43,174,399	31,219,429
Class 529A	30,527	33,635
Class 529B	1,412	1,468
Class 529C	7,486	11,927
Total	$103,250,534	$97,500,392

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $5 billion up to $10 billion, and 0.60% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended February 28, 2014, this management fee reduction amounted to $464,331, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $77,228, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,276 and $502 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

34

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,485,191
Class B	0.75%	0.25%	1.00%	1.00%	102,019
Class C	0.75%	0.25%	1.00%	1.00%	465,755
Class R1	0.75%	0.25%	1.00%	1.00%	21,056
Class R2	0.25%	0.25%	0.50%	0.50%	382,612
Class R3	—	0.25%	0.25%	0.25%	267,551
Class 529A	—	0.25%	0.25%	0.22%	2,881
Class 529B	0.75%	0.25%	1.00%	1.00%	1,008
Class 529C	0.75%	0.25%	1.00%	1.00%	5,105
Total Distribution and Service Fees					$2,733,178

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $5,106, $72, $52, $399, $312, and $1 for Class A, Class B, Class C, Class R3, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$268
Class B	9,562
Class C	1,599
Class 529B	—
Class 529C	—

35

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2014, unless MFD elects to extend the waiver. For the six months ended February 28, 2014, this waiver amounted to $881 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2014, were as follows:

	Fee	Waiver
Class 529A	$1,153	$576
Class 529B	101	50
Class 529C	510	255
Total Program Manager Fees and Waivers	$1,764	$881

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $137,595, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,992,373.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0069% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

36

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $70 and the Retirement Deferral plan resulted in an expense of $1,276. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $1,260 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $22,192 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,121, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 7,903 shares of Class R5 for an aggregate amount of $135,774.

37

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,352,734,782 and $1,002,647,034, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,375,115	$94,273,560	16,279,457	$254,419,782
Class B	43,719	734,274	113,999	1,720,590
Class C	499,844	8,213,966	856,729	12,689,293
Class I	17,808,182	322,868,281	61,242,598	1,017,828,706
Class R1	24,459	396,695	60,541	876,339
Class R2	1,861,672	31,434,553	2,636,872	40,136,497
Class R3	2,485,453	42,980,112	3,459,308	53,661,367
Class R4	4,153,990	73,208,440	7,651,892	118,459,587
Class R5	13,189,098	230,497,883	48,012,029	741,180,408
Class 529A	13,692	235,565	19,927	308,135
Class 529B	2,005	33,156	940	13,451
Class 529C	4,775	77,726	5,559	79,642
	45,462,004	$804,954,211	140,339,851	$2,241,373,797

Shares issued to shareholders in reinvestment of distributions
Class A	740,280	$12,917,878	988,881	$14,783,775
Class B	5,142	86,227	12,620	181,228
Class C	21,795	358,525	34,473	486,411
Class I	1,243,827	22,388,889	1,092,849	16,840,811
Class R1	1,431	23,203	3,550	49,310
Class R2	101,560	1,719,409	120,670	1,752,131
Class R3	164,702	2,842,760	222,095	3,284,789
Class R4	428,261	7,473,150	1,161,239	17,348,909
Class R5	2,485,573	43,174,399	2,099,491	31,219,429
Class 529A	1,773	30,527	2,280	33,635
Class 529B	86	1,412	103	1,468
Class 529C	464	7,486	861	11,927
	5,194,894	$91,023,865	5,739,112	$85,993,823

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,322,786)	$(111,078,527)	(17,149,034)	$(268,162,272)
Class B	(153,598)	(2,594,409)	(572,885)	(8,623,274)
Class C	(482,735)	(7,951,451)	(1,487,418)	(21,691,721)
Class I	(11,978,925)	(216,974,459)	(30,802,793)	(503,136,411)
Class R1	(38,288)	(625,803)	(168,622)	(2,424,736)
Class R2	(749,079)	(12,747,362)	(1,873,333)	(28,103,295)
Class R3	(1,746,320)	(30,227,907)	(3,512,663)	(54,511,524)
Class R4	(2,424,605)	(42,385,427)	(37,734,633)	(579,114,162)
Class R5	(2,578,623)	(45,231,287)	(7,286,685)	(114,338,763)
Class 529A	(9,073)	(157,813)	(16,241)	(255,887)
Class 529B	(1,693)	(27,768)	(3,651)	(52,851)
Class 529C	(5,167)	(84,050)	(12,369)	(177,310)
	(26,490,892)	$(470,086,263)	(100,620,327)	$(1,580,592,206)

Net change
Class A	(207,391)	$(3,887,089)	119,304	$1,041,285
Class B	(104,737)	(1,773,908)	(446,266)	(6,721,456)
Class C	38,904	621,040	(596,216)	(8,516,017)
Class I	7,073,084	128,282,711	31,532,654	531,533,106
Class R1	(12,398)	(205,905)	(104,531)	(1,499,087)
Class R2	1,214,153	20,406,600	884,209	13,785,333
Class R3	903,835	15,594,965	168,740	2,434,632
Class R4	2,157,646	38,296,163	(28,921,502)	(443,305,666)
Class R5	13,096,048	228,440,995	42,824,835	658,061,074
Class 529A	6,392	108,279	5,966	85,883
Class 529B	398	6,800	(2,608)	(37,932)
Class 529C	72	1,162	(5,949)	(85,741)
	24,166,006	$425,891,813	45,458,636	$746,775,414

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 17%, 5%, 5%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

39

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $13,987 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,851,777	600,680,821	(530,116,654)	101,415,944

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,102	$101,415,944

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® TECHNOLOGY FUND

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Google, Inc., “A”	10.2%
Apple, Inc.	6.1%
Hewlett-Packard Co.	5.3%
Visa, Inc., “A”	4.4%
Amazon.com, Inc.	4.0%
Oracle Corp.	3.9%
Priceline.com, Inc.	3.8%
Qualcomm, Inc.	3.3%
EMC Corp.	3.2%
eBay, Inc.	3.1%

Top five industries (i)
Internet	20.0%
Computer Software-Systems	17.3%
Computer Software	11.0%
Electronics (s)	8.9%
Other Banks & Diversified Financials	7.5%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(s)	Includes securities sold short.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.36%	$1,000.00	$1,222.05	$7.49
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
B	Actual	2.11%	$1,000.00	$1,217.47	$11.60
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
C	Actual	2.11%	$1,000.00	$1,217.96	$11.60
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
I	Actual	1.11%	$1,000.00	$1,223.32	$6.12
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R1	Actual	2.11%	$1,000.00	$1,217.76	$11.60
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
R2	Actual	1.61%	$1,000.00	$1,220.69	$8.86
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
R3	Actual	1.36%	$1,000.00	$1,222.05	$7.49
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R4	Actual	1.11%	$1,000.00	$1,223.57	$6.12
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R5	Actual	1.02%	$1,000.00	$1,224.19	$5.63
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.07% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.9%
Issuer	Shares/Par	Value ($)

Broadcasting - 6.2%
Discovery Communications, Inc., “C” (a)	45,070	$3,476,246
Time Warner, Inc.	72,140	4,842,758
Twenty-First Century Fox, Inc.	197,960	6,639,578
Viacom, Inc., “B”	10,580	928,183
Walt Disney Co.	27,900	2,254,599

		$18,141,364
Brokerage & Asset Managers - 1.0%
IntercontinentalExchange Group, Inc.	13,913	$2,905,591

Business Services - 3.8%
Accenture PLC, “A”	31,130	$2,594,686
Cognizant Technology Solutions Corp., “A” (a)	22,890	2,381,933
Fidelity National Information Services, Inc.	57,460	3,195,351
FleetCor Technologies, Inc. (a)	14,220	1,847,605
IHS, Inc., “A” (a)	8,340	999,799

		$11,019,374
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	6,825	$865,205
Time Warner Cable, Inc.	17,760	2,492,616

		$3,357,821
Computer Software - 11.0%
Citrix Systems, Inc. (a)	50,710	$3,045,136
Microsoft Corp.	57,440	2,200,526
Oracle Corp.	293,180	11,466,270
Qlik Technologies, Inc. (a)	70,400	2,147,200
Red Hat, Inc. (a)	17,090	1,008,139
Salesforce.com, Inc. (a)	130,355	8,130,241
Symantec Corp.	101,470	2,179,576
TIBCO Software, Inc. (a)	78,940	1,720,103

		$31,897,191
Computer Software - Systems - 18.9%
Apple, Inc. (s)	33,488	$17,622,725
CDW Corp.	78,508	2,054,554
EMC Corp.	357,930	9,438,614
Fleetmatics Group PLC (a)	41,300	1,526,035
Guidewire Software, Inc. (a)	16,520	885,637

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Hewlett-Packard Co. (s)	519,630	$15,526,544
Ingram Micro, Inc., “A” (a)	59,600	1,755,220
NCR Corp. (a)	29,610	1,008,221
Qualys, Inc. (a)	21,680	587,745
SS&C Technologies Holdings, Inc. (a)	35,570	1,375,848
Teradata Corp. (a)	26,840	1,232,493
Vantiv, Inc., “A” (a)	58,200	1,852,506
Varonis Systems, Inc. (a)	1,830	80,520

		$54,946,662
Consumer Services - 3.8%
Priceline.com, Inc. (a)	8,151	$10,994,395

Electrical Equipment - 2.5%
Amphenol Corp., “A”	38,120	$3,355,322
TE Connectivity Ltd.	50,810	2,976,450
W.W. Grainger, Inc.	4,038	1,029,771

		$7,361,543
Electronics - 9.9%
Aeroflex Holding Corp. (a)	117,300	$937,227
Altera Corp.	196,280	7,126,927
Avago Technologies Ltd.	18,000	1,110,600
Freescale Semiconductor Ltd. (a)	55,060	1,252,615
JDS Uniphase Corp. (a)	540,520	7,448,366
Mellanox Technologies Ltd. (a)	23,070	842,516
Microchip Technology, Inc.	169,040	7,699,772
NXP Semiconductors N.V. (a)	15,450	868,754
Rubicon Technology, Inc. (a)	111,670	1,441,660

		$28,728,437
Entertainment - 0.9%
AMC Networks, Inc., “A” (a)	36,430	$2,769,409

Internet - 20.0%
ChannelAdvisor Corp. (a)	16,840	$764,199
eBay, Inc. (a)	155,310	9,127,569
Facebook, Inc., “A “ (a)	130,620	8,942,245
Google, Inc., “A” (a)(s)	24,420	29,686,173
LinkedIn Corp., “A” (a)	15,534	3,169,557
Twitter, Inc. (a)(l)	11,140	611,697
Yahoo!, Inc. (a)	110,530	4,274,195
Yelp, Inc. (a)	17,400	1,642,908

		$58,218,543

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 5.3%
CommScope Holding Co., Inc. (a)	37,140	$898,417
Finisar Corp. (a)	42,120	998,244
Juniper Networks, Inc. (a)	147,340	3,939,872
Qualcomm, Inc.	127,750	9,618,298

		$15,454,831
Other Banks & Diversified Financials - 7.5%
MasterCard, Inc., “A”	117,180	$9,107,230
Visa, Inc., “A”	56,615	12,791,593

		$21,898,823
Specialty Stores - 4.0%
Amazon.com, Inc. (a)	31,915	$11,556,422
Total Common Stocks (Identified Cost, $184,194,052)		$279,250,406

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.18%, at Cost and Net Asset Value (j)	463,524	$463,524

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.2%
International Business Machines Corp. - July 2014 @ $200	311	$570,685

Electronics - 0.0%
ASML Holding N.V. - July 2014 @ $98	54	$71,280
Total Put Options Purchased (Premiums Paid, $630,312)		$641,965

Issuer	Shares/Par
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	13,368,581	$13,368,581
Total Investments (Identified Cost, $198,656,469)		$293,724,476

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Electronics - 0.0%
NXP Semiconductors N.V. - March 2014 @ $58 (Premiums Received, $5,949)	(51)	$(5,865)

7

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (1.5)%
Issuer	Shares/Par	Value ($)
Business Services - (0.2)%
Wipro Ltd., ADR	(42,800)	$(590,640)

Electronics - (0.8)%
Broadcom Corp., “A”	(32,900)	$(977,788)
Texas Instruments, Inc.	(32,800)	(1,474,688)

		$(2,452,476)
Utilities - Electric Power - (0.5)%
SolarCity Corp. (a)	(17,000)	$(1,444,320)
Total Securities Sold Short (Proceeds Received, $3,726,270)		$(4,487,436)

Other Assets, Less Liabilities - 0.6%		1,920,000
Net Assets - 100.0%		$291,151,175

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At February 28, 2014, the fund had cash collateral of $4,782,377 and other liquid securities with an aggregate value of $2,698,743 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $185,287,888)	$280,355,895
Underlying affiliated funds, at cost and value	13,368,581
Total investments, at value, including $446,528 of securities on loan (identified cost, $198,656,469)	$293,724,476
Deposits with brokers	4,782,377
Receivables for
Premiums on options written	5,949
Fund shares sold	918,957
Interest and dividends	194,206
Other assets	1,818
Total assets	$299,627,783
Liabilities
Payables for
Dividends on securities sold short	$3,948
Securities sold short, at value (proceeds received, $3,726,270)	4,487,436
Investments purchased	2,867,117
Fund shares reacquired	404,989
Written options outstanding, at value (premiums received, $5,949)	5,865
Collateral for securities loaned, at value	463,524
Payable to affiliates
Investment adviser	11,584
Shareholder servicing costs	205,795
Distribution and service fees	4,876
Payable for independent Trustees’ compensation	1,258
Accrued expenses and other liabilities	20,216
Total liabilities	$8,476,608
Net assets	$291,151,175
Net assets consist of
Paid-in capital	$190,767,047
Unrealized appreciation (depreciation) on investments	94,306,925
Accumulated net realized gain (loss) on investments	8,214,681
Accumulated net investment loss	(2,137,478)
Net assets	$291,151,175
Shares of beneficial interest outstanding	12,425,999

9

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$169,261,593	7,134,079	$23.73
Class B	15,553,223	719,786	21.61
Class C	32,968,281	1,528,421	21.57
Class I	39,830,994	1,601,147	24.88
Class R1	1,953,313	90,718	21.53
Class R2	18,165,826	789,534	23.01
Class R3	11,094,997	467,748	23.72
Class R4	1,310,880	53,931	24.31
Class R5	1,012,068	40,635	24.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.18 [100 / 94.25 x $23.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$1,113,799
Interest	14,386
Dividends from underlying affiliated funds	2,010
Foreign taxes withheld	(1,905)
Total investment income	$1,128,290
Expenses
Management fee	$985,518
Distribution and service fees	469,451
Shareholder servicing costs	233,217
Administrative services fee	21,069
Independent Trustees’ compensation	11,588
Custodian fee	17,696
Shareholder communications	18,488
Audit and tax fees	28,379
Legal fees	1,035
Dividend and interest expense on securities sold short	86,026
Miscellaneous	67,583
Total expenses	$1,940,050
Fees paid indirectly	(11)
Reduction of expenses by investment adviser and distributor	(7,759)
Net expenses	$1,932,280
Net investment loss	$(803,990)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$13,182,724
Written options	611,064
Securities sold short	(577,792)
Net realized gain (loss) on investments	$13,215,996
Change in unrealized appreciation (depreciation)
Investments	$41,178,910
Written options	(24,819)
Securities sold short	(858,571)
Net unrealized gain (loss) on investments	$40,295,520
Net realized and unrealized gain (loss) on investments	$53,511,516
Change in net assets from operations	$52,707,526

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/14	Year ended 8/31/13
Change in net assets	(unaudited)
From operations
Net investment loss	$(803,990)	$(1,873,475)
Net realized gain (loss) on investments and foreign currency	13,215,996	1,306,279
Net unrealized gain (loss) on investments	40,295,520	32,996,324
Change in net assets from operations	$52,707,526	$32,429,128
Change in net assets from fund share transactions	$967,064	$(26,253,234)
Total change in net assets	$53,674,590	$6,175,894
Net assets
At beginning of period	237,476,585	231,300,691
At end of period (including accumulated net investment loss of $2,137,478 and $1,333,488, respectively)	$291,151,175	$237,476,585

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$19.41		$16.80	$14.50	$11.80	$11.06	$12.46
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.12)	$(0.17)	$(0.09)	$(0.11)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	4.37		2.73	2.47	2.79	0.85	(1.37)
Total from investment operations	$4.32		$2.61	$2.30	$2.70	$0.74	$(1.40)
Net asset value, end of period (x)	$23.73		$19.41	$16.80	$14.50	$11.80	$11.06
Total return (%) (r)(s)(t)(x)	22.26	(n)	15.54	15.86	22.88	6.69	(11.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.55	1.45	1.52	1.63	1.85
Expenses after expense reductions (f)	1.36	(a)	1.54	1.45	1.52	1.57	1.48
Net investment loss	(0.50	)(a)	(0.70)	(1.08)	(0.61)	(0.91)	(0.34)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$169,262		$141,147	$143,595	$96,785	$82,976	$86,720
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.29	(a)	1.36	1.38	1.43	1.53	1.44

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.75		$15.48	$13.45	$11.03	$10.42	$11.82
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.23)	$(0.27)	$(0.18)	$(0.19)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	3.98		2.50	2.30	2.60	0.80	(1.32)
Total from investment operations	$3.86		$2.27	$2.03	$2.42	$0.61	$(1.40)
Net asset value, end of period (x)	$21.61		$17.75	$15.48	$13.45	$11.03	$10.42
Total return (%) (r)(s)(t)(x)	21.75	(n)	14.66	15.09	21.94	5.85	(11.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.30	2.20	2.27	2.37	2.58
Expenses after expense reductions (f)	2.11	(a)	2.29	2.20	2.27	2.32	2.19
Net investment loss	(1.25	)(a)	(1.44)	(1.83)	(1.35)	(1.66)	(0.98)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$15,553		$13,009	$12,911	$11,365	$11,849	$15,182
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.05	(a)	2.12	2.13	2.18	2.27	2.15
See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.71		$15.45	$13.43	$11.01	$10.40	$11.80
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.24)	$(0.27)	$(0.19)	$(0.19)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	3.98		2.50	2.29	2.61	0.80	(1.32)
Total from investment operations	$3.86		$2.26	$2.02	$2.42	$0.61	$(1.40)
Net asset value, end of period (x)	$21.57		$17.71	$15.45	$13.43	$11.01	$10.40
Total return (%) (r)(s)(t)(x)	21.80	(n)	14.63	15.04	21.98	5.87	(11.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.30	2.20	2.27	2.38	2.57
Expenses after expense reductions (f)	2.11	(a)	2.30	2.20	2.27	2.33	2.19
Net investment loss	(1.25	)(a)	(1.45)	(1.83)	(1.37)	(1.66)	(1.00)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$32,968		$25,026	$23,940	$19,251	$16,858	$15,356
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.05	(a)	2.12	2.13	2.18	2.28	2.15

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$20.33		$17.56	$15.11	$12.26	$11.47	$12.88
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.08)	$(0.14)	$(0.06)	$(0.08)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	4.58		2.85	2.59	2.91	0.87	(1.41)
Total from investment operations	$4.55		$2.77	$2.45	$2.85	$0.79	$(1.41)
Net asset value, end of period (x)	$24.88		$20.33	$17.56	$15.11	$12.26	$11.47
Total return (%) (r)(s)(x)	22.38	(n)	15.77	16.21	23.25	6.89	(10.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.30	1.20	1.27	1.38	1.56
Expenses after expense reductions (f)	1.11	(a)	1.30	1.20	1.27	1.33	1.19
Net investment loss	(0.26	)(a)	(0.45)	(0.83)	(0.38)	(0.66)	(0.03)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$39,831		$30,615	$21,898	$10,833	$8,873	$6,726
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	1.12	1.12	1.18	1.29	1.15

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.68		$15.42	$13.41	$10.99	$10.39	$11.78
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.23)	$(0.26)	$(0.19)	$(0.19)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	3.97		2.49	2.27	2.61	0.79	(1.31)
Total from investment operations	$3.85		$2.26	$2.01	$2.42	$0.60	$(1.39)
Net asset value, end of period (x)	$21.53		$17.68	$15.42	$13.41	$10.99	$10.39
Total return (%) (r)(s)(x)	21.78	(n)	14.66	14.99	22.02	5.77	(11.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.30	2.21	2.27	2.38	2.58
Expenses after expense reductions (f)	2.11	(a)	2.30	2.21	2.27	2.32	2.19
Net investment loss	(1.25	)(a)	(1.45)	(1.82)	(1.39)	(1.66)	(0.96)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$1,953		$1,542	$1,666	$1,831	$1,421	$1,585
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.05	(a)	2.12	2.13	2.18	2.28	2.15

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.85		$16.36	$14.15	$11.54	$10.85	$12.25
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.16)	$(0.20)	$(0.12)	$(0.14)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	4.24		2.65	2.41	2.73	0.83	(1.36)
Total from investment operations	$4.16		$2.49	$2.21	$2.61	$0.69	$(1.40)
Net asset value, end of period (x)	$23.01		$18.85	$16.36	$14.15	$11.54	$10.85
Total return (%) (r)(s)(x)	22.07	(n)	15.22	15.62	22.62	6.36	(11.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.79	1.70	1.77	1.87	2.07
Expenses after expense reductions (f)	1.61	(a)	1.79	1.70	1.77	1.82	1.69
Net investment loss	(0.76	)(a)	(0.94)	(1.33)	(0.87)	(1.16)	(0.50)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$18,166		$15,890	$17,748	$15,911	$13,501	$13,775
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.55	(a)	1.62	1.63	1.68	1.78	1.65

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$19.41		$16.80	$14.49	$11.79	$11.06	$12.45
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.12)	$(0.17)	$(0.09)	$(0.11)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	4.36		2.73	2.48	2.79	0.84	(1.37)
Total from investment operations	$4.31		$2.61	$2.31	$2.70	$0.73	$(1.39)
Net asset value, end of period (x)	$23.72		$19.41	$16.80	$14.49	$11.79	$11.06
Total return (%) (r)(s)(x)	22.21	(n)	15.54	15.94	22.90	6.60	(11.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.55	1.45	1.52	1.62	1.82
Expenses after expense reductions (f)	1.36	(a)	1.55	1.45	1.52	1.58	1.44
Net investment loss	(0.51	)(a)	(0.70)	(1.08)	(0.63)	(0.90)	(0.24)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$11,095		$8,863	$8,720	$5,949	$4,589	$3,133
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.30	(a)	1.37	1.38	1.43	1.53	1.40

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$19.86		$17.15	$14.76	$11.98	$11.21	$12.58
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.08)	$(0.14)	$(0.05)	$(0.08)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	4.48		2.79	2.53	2.83	0.85	(1.37)
Total from investment operations	$4.45		$2.71	$2.39	$2.78	$0.77	$(1.37)
Net asset value, end of period (x)	$24.31		$19.86	$17.15	$14.76	$11.98	$11.21
Total return (%) (r)(s)(x)	22.41	(n)	15.80	16.19	23.21	6.87	(10.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.29	1.20	1.26	1.39	1.54
Expenses after expense reductions (f)	1.11	(a)	1.29	1.20	1.26	1.36	1.18
Net investment loss	(0.23	)(a)	(0.45)	(0.84)	(0.32)	(0.65)	(0.02)
Portfolio turnover	21	(n)	54	68	106	182	226
Net assets at end of period (000 omitted)	$1,311		$1,269	$823	$368	$445	$153
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	1.12	1.12	1.17	1.31	1.15

See Notes to Financial Statements

20

Financial Highlights – continued

Class R5	Six months ended 2/28/14		Year ended 8/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$20.34		$17.68
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	4.59		2.70
Total from investment operations	$4.57		$2.66
Net asset value, end of period (x)	$24.91		$20.34
Total return (%) (r)(s)(x)	22.47	(n)	15.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.13	(a)
Expenses after expense reductions (f)	1.02	(a)	1.13	(a)
Net investment loss	(0.13	)(a)	(0.35	)(a)
Portfolio turnover	21	(n)	54
Net assets at end of period (000 omitted)	$1,012		$116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.96	(a)	1.01	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’s inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still

22

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S.

23

Notes to Financial Statements (unaudited) – continued

markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$279,892,371	$—	$—	$279,892,371
Mutual Funds	13,832,105	—	—	13,832,105
Total Investments	$293,724,476	$—	$—	$293,724,476
Short Sales	$(4,487,436)	$—	$—	$(4,487,436)

Other Financial Instruments
Written Options	$(5,865)	$—	$—	$(5,865)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

24

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$641,965	$—
Equity	Written Equity Options	—	(5,865)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$466,681	$611,064

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$11,655	$(24,819)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all

25

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

26

Notes to Financial Statements (unaudited) – continued

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended February 28, 2014:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,582	$250,473
Options written	27,574	1,540,739
Options closed	(5,542)	(522,640)
Options exercised	(6,402)	(329,495)
Options expired	(21,161)	(933,128)
Outstanding, end of period	51	$5,949

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For

27

Notes to Financial Statements (unaudited) – continued

over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2014, this expense amounted to $86,026. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $446,528 and a related liability of $463,524 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. Collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

28

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

29

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the current period or for the year ended August 31, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$199,288,451
Gross appreciation	95,024,174
Gross depreciation	(588,149)
Net unrealized appreciation (depreciation)	$94,436,025

As of 8/31/13
Capital loss carryforwards	(2,831,415)
Post-October capital loss deferral	(247,331)
Late year ordinary loss deferral	(1,292,146)
Other temporary differences	(1,209,620)
Net unrealized appreciation (depreciation)	53,257,114

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/17	$(2,831,415)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $2,985, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $44,542 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$194,372
Class B	0.75%	0.25%	1.00%	1.00%	70,700
Class C	0.75%	0.25%	1.00%	1.00%	140,935
Class R1	0.75%	0.25%	1.00%	1.00%	9,063
Class R2	0.25%	0.25%	0.50%	0.50%	42,276
Class R3	—	0.25%	0.25%	0.25%	12,105
Total Distribution and Service Fees					$469,451

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $4,387, $106, $142, and $17 for Class A, Class B, Class C, and R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$1,010
Class B	10,217
Class C	1,570

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $59,536, which equated to 0.0452% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $173,681.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these

32

Notes to Financial Statements (unaudited) – continued

credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $69 and the Retirement Deferral plan resulted in an expense of $6,959. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $1,253 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $854 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $122, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 31, 2012, MFS purchased 5,656 shares of Class R5 for an aggregate amount of $100,000. On September 11, 2013, MFS redeemed 13,238 shares of Class R4 for an aggregate amount of $274,821.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions short sales, and short-term obligations, aggregated $55,177,979 and $67,933,425, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,105,970	$24,056,196	1,998,801	$35,474,800
Class B	72,160	1,444,219	143,289	2,310,258
Class C	218,465	4,397,215	296,811	4,831,432
Class I	312,253	7,206,173	1,041,965	18,680,506
Class R1	34,946	690,298	38,814	620,331
Class R2	166,821	3,516,977	270,131	4,615,415
Class R3	135,150	2,960,538	163,093	2,927,544
Class R4	21,499	481,144	35,406	647,688
Class R5	35,943	826,626	5,711	101,001
	2,103,207	$45,579,386	3,994,021	$70,208,975

Shares reacquired
Class A	(1,243,038)	$(27,280,948)	(3,272,672)	$(56,758,621)
Class B	(85,463)	(1,709,483)	(244,390)	(3,969,475)
Class C	(102,759)	(1,997,590)	(433,533)	(7,011,725)
Class I	(217,065)	(4,974,766)	(783,374)	(14,730,202)
Class R1	(31,452)	(636,914)	(59,602)	(962,229)
Class R2	(220,305)	(4,647,697)	(512,114)	(8,690,192)
Class R3	(124,089)	(2,663,325)	(225,398)	(3,998,155)
Class R4	(31,438)	(677,798)	(19,529)	(341,610)
Class R5	(1,019)	(23,801)	—	—
	(2,056,628)	$(44,612,322)	(5,550,612)	$(96,462,209)

Net change
Class A	(137,068)	$(3,224,752)	(1,273,871)	$(21,283,821)
Class B	(13,303)	(265,264)	(101,101)	(1,659,217)
Class C	115,706	2,399,625	(136,722)	(2,180,293)
Class I	95,188	2,231,407	258,591	3,950,304
Class R1	3,494	53,384	(20,788)	(341,898)
Class R2	(53,484)	(1,130,720)	(241,983)	(4,074,777)
Class R3	11,061	297,213	(62,305)	(1,070,611)
Class R4	(9,939)	(196,654)	15,877	306,078
Class R5	34,924	802,825	5,711	101,001
	46,579	$967,064	(1,556,591)	$(26,253,234)

(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

34

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $542 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,062,331	55,766,608	(47,460,358)	13,368,581

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,010	$13,368,581

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® VALUE FUND

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.9%
Philip Morris International, Inc.	3.5%
Johnson & Johnson	3.3%
Pfizer, Inc.	3.2%
Wells Fargo & Co.	3.0%
Lockheed Martin Corp.	2.4%
Exxon Mobil Corp.	2.2%
Accenture PLC, “A”	2.1%
United Technologies Corp.	2.0%
3M Co.	2.0%

Equity sectors
Financial Services	22.5%
Health Care	14.3%
Consumer Staples	12.5%
Industrial Goods & Services	11.3%
Leisure	7.1%
Energy	5.9%
Retailing	4.7%
Utilities & Communications	4.0%
Technology	4.0%
Basic Materials	3.8%
Special Products & Services	2.9%
Autos & Housing	2.7%
Transportation	2.1%

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	0.88%	$1,000.00	$1,141.97	$4.67
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
B	Actual	1.62%	$1,000.00	$1,137.96	$8.59
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
C	Actual	1.63%	$1,000.00	$1,138.08	$8.64
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15
I	Actual	0.63%	$1,000.00	$1,143.38	$3.35
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
R1	Actual	1.63%	$1,000.00	$1,137.80	$8.64
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15
R2	Actual	1.13%	$1,000.00	$1,140.64	$6.00
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R3	Actual	0.87%	$1,000.00	$1,142.05	$4.62
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R4	Actual	0.63%	$1,000.00	$1,143.37	$3.35
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
R5	Actual	0.53%	$1,000.00	$1,144.34	$2.82
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
529A	Actual	0.87%	$1,000.00	$1,142.35	$4.62
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
529B	Actual	1.67%	$1,000.00	$1,137.64	$8.85
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
529C	Actual	1.67%	$1,000.00	$1,137.69	$8.85
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratio above by 0.05%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
Issuer	Shares/Par	Value ($)

Aerospace - 7.2%
Honeywell International, Inc.	6,498,610	$613,728,726
Lockheed Martin Corp.	4,677,699	759,190,548
Northrop Grumman Corp.	2,185,978	264,568,917
United Technologies Corp.	5,601,045	655,434,286

		$2,292,922,477
Alcoholic Beverages - 1.5%
Diageo PLC	15,120,065	$475,623,429

Automotive - 1.9%
Delphi Automotive PLC	3,253,453	$216,582,366
General Motors Co.	1,804,982	65,340,348
Johnson Controls, Inc.	6,855,782	338,675,631

		$620,598,345
Broadcasting - 3.9%
Omnicom Group, Inc.	5,241,089	$396,645,616
Time Warner, Inc.	1,455,680	97,719,798
Viacom, Inc., “B”	3,092,728	271,325,027
Walt Disney Co.	5,797,227	468,473,914

		$1,234,164,355
Brokerage & Asset Managers - 2.5%
BlackRock, Inc.	947,024	$288,690,796
Franklin Resources, Inc.	7,063,472	376,129,884
NASDAQ OMX Group, Inc.	3,259,986	125,150,863

		$789,971,543
Business Services - 2.9%
Accenture PLC, “A”	8,028,395	$669,166,723
Fidelity National Information Services, Inc.	1,683,820	93,637,230
Fiserv, Inc. (a)	3,018,734	175,237,509

		$938,041,462
Cable TV - 1.0%
Comcast Corp., “Special A”	6,445,818	$321,614,089

Chemicals - 3.3%
3M Co.	4,699,379	$633,147,333
PPG Industries, Inc.	2,193,843	433,986,022

		$1,067,133,355

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.4%
Oracle Corp.	11,410,697	$446,272,360

Computer Software - Systems - 2.1%
Hewlett-Packard Co.	2,203,005	$65,825,789
International Business Machines Corp.	3,194,467	591,519,454

		$657,345,243
Construction - 0.7%
Stanley Black & Decker, Inc.	2,833,009	$235,253,067

Consumer Products - 0.5%
Procter & Gamble Co.	2,072,140	$162,994,532

Containers - 0.4%
Crown Holdings, Inc. (a)	2,655,650	$119,557,363

Electrical Equipment - 2.8%
Danaher Corp.	5,172,485	$395,643,378
Pentair Ltd.	1,634,740	132,103,339
Tyco International Ltd.	8,506,455	358,802,272

		$886,548,989
Electronics - 0.6%
Intel Corp.	7,171,000	$177,553,960

Energy - Independent - 2.2%
Apache Corp.	1,611,334	$127,762,673
EOG Resources, Inc.	654,945	124,059,682
Occidental Petroleum Corp.	4,574,775	441,557,283

		$693,379,638
Energy - Integrated - 3.7%
Chevron Corp.	4,106,750	$473,631,478
Exxon Mobil Corp.	7,463,612	718,521,927

		$1,192,153,405
Food & Beverages - 5.2%
Coca-Cola Enterprises, Inc.	2,585,230	$121,712,628
Dr Pepper Snapple Group, Inc.	2,931,150	152,742,227
General Mills, Inc.	9,425,902	471,577,877
Groupe Danone	3,555,079	251,144,191
Kellogg Co.	1,415,154	85,885,696
Nestle S.A.	7,563,732	572,762,423

		$1,655,825,042

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.8%
CVS Caremark Corp.	7,886,059	$576,786,355

General Merchandise - 1.7%
Kohl’s Corp.	1,354,252	$76,095,420
Target Corp.	7,398,228	462,685,179

		$538,780,599
Insurance - 7.1%
ACE Ltd.	3,389,349	$331,715,587
Aon PLC	3,546,726	303,599,746
Chubb Corp.	2,186,119	191,241,690
MetLife, Inc.	11,834,561	599,657,206
Prudential Financial, Inc.	4,386,721	371,028,862
Travelers Cos., Inc.	5,719,288	479,505,106

		$2,276,748,197
Leisure & Toys - 0.5%
Hasbro, Inc.	2,811,014	$155,055,532

Machinery & Tools - 1.3%
Eaton Corp. PLC	3,798,180	$283,762,028
Illinois Tool Works, Inc.	1,660,527	136,993,478

		$420,755,506
Major Banks - 11.7%
Bank of New York Mellon Corp.	13,422,477	$429,519,264
Goldman Sachs Group, Inc.	3,701,037	616,037,609
JPMorgan Chase & Co.	21,892,990	1,243,959,692
PNC Financial Services Group, Inc.	2,769,215	226,466,403
State Street Corp.	4,205,810	276,195,543
Wells Fargo & Co.	20,656,079	958,855,187

		$3,751,033,698
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	4,299,460	$323,792,333
Quest Diagnostics, Inc.	2,060,636	109,213,708

		$433,006,041
Medical Equipment - 4.7%
Abbott Laboratories	9,261,213	$368,411,053
Covidien PLC	2,626,000	188,940,700
Medtronic, Inc.	6,194,870	367,107,996
St. Jude Medical, Inc.	3,594,308	241,968,815
Thermo Fisher Scientific, Inc.	2,817,033	350,833,290

		$1,517,261,854

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 1.2%
U.S. Bancorp	6,997,160	$287,863,162
Western Union Co.	5,306,988	88,785,909

		$376,649,071
Pharmaceuticals - 8.2%
Johnson & Johnson	11,559,995	$1,064,906,739
Merck & Co., Inc.	5,841,019	332,879,673
Novartis AG	1,174,430	98,080,595
Pfizer, Inc.	31,509,465	1,011,768,921
Roche Holding AG	336,908	103,964,561
Zoetis, Inc.	280,610	8,704,522

		$2,620,305,011
Printing & Publishing - 0.7%
McGraw-Hill Cos., Inc.	1,677,960	$133,666,294
Moody’s Corp.	1,183,739	93,515,381

		$227,181,675
Railroad & Shipping - 0.6%
Canadian National Railway Co.	3,475,922	$196,528,630

Restaurants - 1.0%
McDonald’s Corp.	3,474,709	$330,618,561

Specialty Chemicals - 0.1%
Valspar Corp.	409,010	$30,573,498

Specialty Stores - 1.2%
Advance Auto Parts, Inc.	1,479,630	$188,445,677
Bed Bath & Beyond, Inc. (a)	769,390	52,180,030
Staples, Inc.	10,537,971	143,211,026

		$383,836,733
Telecommunications - Wireless - 0.7%
Vodafone Group PLC	55,520,991	$231,502,102

Telephone Services - 2.6%
AT&T, Inc.	8,886,538	$283,747,158
Verizon Communications, Inc.	2,677,047	126,945,569
Verizon Communications, Inc.	8,829,220	420,094,288

		$830,787,015
Tobacco - 5.3%
Altria Group, Inc.	3,587,145	$130,069,878
Imperial Tobacco Group PLC	1,571,088	64,114,229

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - continued
Lorillard, Inc.	7,472,603	$366,605,903
Philip Morris International, Inc.	14,032,322	1,135,355,173

		$1,696,145,183
Trucking - 1.5%
United Parcel Service, Inc., “B”	5,056,269	$484,238,882

Utilities - Electric Power - 0.7%
Duke Energy Corp.	1,489,130	$105,549,534
PPL Corp.	2,286,294	73,824,433
Public Service Enterprise Group, Inc.	1,447,685	53,072,132

		$232,446,099
Total Common Stocks (Identified Cost, $21,390,756,012)		$31,277,192,896

Convertible Preferred Stocks - 0.1%
Aerospace - 0.1%
United Technologies Corp., 7.5% (Identified Cost, $18,338,355)	364,100	$24,201,727

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	464,971,463	$464,971,463
Total Investments (Identified Cost, $21,874,065,830)		$31,766,366,086

Other Assets, Less Liabilities - 0.8%		246,355,785
Net Assets - 100.0%		$32,012,721,871

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $21,409,094,367)	$31,301,394,623
Underlying affiliated funds, at cost and value	464,971,463
Total investments, at value (identified cost, $21,874,065,830)	$31,766,366,086
Receivables for
Investments sold	44,800,110
Fund shares sold	127,622,345
Dividends	144,547,230
Other assets	148,043
Total assets	$32,083,483,814
Liabilities
Payable for fund shares reacquired	$53,924,772
Payable to affiliates
Investment adviser	819,830
Shareholder servicing costs	15,063,410
Distribution and service fees	237,317
Program manager fees	49
Payable for independent Trustees’ compensation	3,841
Accrued expenses and other liabilities	712,724
Total liabilities	$70,761,943
Net assets	$32,012,721,871
Net assets consist of
Paid-in capital	$21,535,897,284
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	9,892,980,058
Accumulated net realized gain (loss) on investments and foreign currency	323,699,977
Undistributed net investment income	260,144,552
Net assets	$32,012,721,871
Shares of beneficial interest outstanding	963,522,629

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,218,370,969	277,818,977	$33.18
Class B	183,382,205	5,556,753	33.00
Class C	1,283,748,987	39,092,627	32.84
Class I	12,526,587,010	375,605,423	33.35
Class R1	33,105,577	1,014,605	32.63
Class R2	602,082,004	18,301,116	32.90
Class R3	1,496,073,583	45,214,439	33.09
Class R4	3,174,877,562	95,646,605	33.19
Class R5	3,476,637,221	104,728,656	33.20
Class 529A	13,146,493	398,694	32.97
Class 529B	1,042,439	31,973	32.60
Class 529C	3,667,821	112,761	32.53

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $35.20 [100 / 94.25 x $33.18] and $34.98 [100 / 94.25 x $32.97], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$526,816,907
Interest	4,707
Dividends from underlying affiliated funds	173,165
Foreign taxes withheld	(1,217,435)
Total investment income	$525,777,344
Expenses
Management fee	$78,166,322
Distribution and service fees	21,248,275
Program manager fees	8,343
Shareholder servicing costs	13,989,033
Administrative services fee	236,501
Independent Trustees’ compensation	124,459
Custodian fee	348,239
Shareholder communications	659,590
Audit and tax fees	26,860
Legal fees	123,601
Miscellaneous	604,590
Total expenses	$115,535,813
Fees paid indirectly	(193)
Reduction of expenses by investment adviser and distributor	(2,863,640)
Net expenses	$112,671,980
Net investment income	$413,105,364
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$883,083,315
Foreign currency	263,801
Net realized gain (loss) on investments and foreign currency	$883,347,116
Change in unrealized appreciation (depreciation)
Investments	$2,602,246,365
Translation of assets and liabilities in foreign currencies	728,360
Net unrealized gain (loss) on investments and foreign currency translation	$2,602,974,725
Net realized and unrealized gain (loss) on investments and foreign currency	$3,486,321,841
Change in net assets from operations	$3,899,427,205

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13

From operations
Net investment income	$413,105,364	$456,013,931
Net realized gain (loss) on investments and foreign currency	883,347,116	174,130,167
Net unrealized gain (loss) on investments and foreign currency translation	2,602,974,725	4,167,786,045
Change in net assets from operations	$3,899,427,205	$4,797,930,143
Distributions declared to shareholders
From net investment income	$(244,715,130)	$(430,454,430)
From net realized gain on investments	(534,397,478)	(157,367,309)
Total distributions declared to shareholders	$(779,112,608)	$(587,821,739)
Change in net assets from fund share transactions	$1,830,226,366	$2,245,166,320
Total change in net assets	$4,950,540,963	$6,455,274,724
Net assets
At beginning of period	27,062,180,908	20,606,906,184
At end of period (including undistributed net investment income of $260,144,552 and $91,754,318, respectively)	$32,012,721,871	$27,062,180,908

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14		Years ended 8/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.81		$24.90	$21.83	$19.46	$19.39	$23.75
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.50	$0.43	$0.34	$0.32	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	3.78		5.08	3.05	2.35	0.06 (g)	(4.35)
Total from investment operations	$4.20		$5.58	$3.48	$2.69	$0.38	$(4.01)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.48)	$(0.41)	$(0.32)	$(0.31)	$(0.35)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.83)		$(0.67)	$(0.41)	$(0.32)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$33.18		$29.81	$24.90	$21.83	$19.46	$19.39
Total return (%) (r)(s)(t)(x)	14.20	(n)	22.75	16.16	13.78	1.88	(16.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	0.95	0.95	0.98	1.09
Expenses after expense reductions (f)	0.88	(a)	0.92	0.93	0.94	0.98	1.09
Net investment income	2.64	(a)	1.80	1.86	1.49	1.54	1.94
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$9,218,371		$8,058,858	$6,628,244	$5,086,069	$4,980,816	$4,665,411

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.64		$24.76	$21.70	$19.34	$19.26	$23.59
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.29	$0.26	$0.16	$0.16	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	3.77		5.05	3.03	2.34	0.07 (g)	(4.34)
Total from investment operations	$4.07		$5.34	$3.29	$2.50	$0.23	$(4.12)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.23)	$(0.14)	$(0.15)	$(0.21)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.71)		$(0.46)	$(0.23)	$(0.14)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$33.00		$29.64	$24.76	$21.70	$19.34	$19.26
Total return (%) (r)(s)(t)(x)	13.80	(n)	21.82	15.28	12.92	1.14	(17.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.68	1.70	1.70	1.73	1.79
Expenses after expense reductions (f)	1.62	(a)	1.67	1.68	1.69	1.73	1.79
Net investment income	1.87	(a)	1.05	1.11	0.73	0.80	1.26
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$183,382		$169,208	$167,949	$182,654	$238,473	$371,270

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.50		$24.65	$21.62	$19.27	$19.21	$23.54
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.29	$0.25	$0.17	$0.16	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	3.75		5.03	3.02	2.33	0.06 (g)	(4.33)
Total from investment operations	$4.05		$5.32	$3.27	$2.50	$0.22	$(4.11)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.24)	$(0.15)	$(0.16)	$(0.22)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.71)		$(0.47)	$(0.24)	$(0.15)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$32.84		$29.50	$24.65	$21.62	$19.27	$19.21
Total return (%) (r)(s)(t)(x)	13.81	(n)	21.83	15.23	12.97	1.11	(17.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.68	1.69	1.70	1.73	1.79
Expenses after expense reductions (f)	1.63	(a)	1.67	1.68	1.69	1.73	1.79
Net investment income	1.91	(a)	1.05	1.11	0.74	0.79	1.24
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$1,283,749		$1,090,690	$906,572	$871,026	$832,696	$776,373
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.96		$25.02	$21.94	$19.55	$19.48	$23.87
Income (loss) from investment operations
Net investment income (d)	$0.47		$0.57	$0.49	$0.40	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	3.79		5.10	3.06	2.37	0.06 (g)	(4.38)
Total from investment operations	$4.26		$5.67	$3.55	$2.77	$0.43	$(3.98)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.54)	$(0.47)	$(0.38)	$(0.36)	$(0.41)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.87)		$(0.73)	$(0.47)	$(0.38)	$(0.36)	$(0.41)
Net asset value, end of period (x)	$33.35		$29.96	$25.02	$21.94	$19.55	$19.48
Total return (%) (r)(s)(x)	14.34	(n)	23.06	16.42	14.10	2.12	(16.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.68	0.70	0.70	0.73	0.79
Expenses after expense reductions (f)	0.63	(a)	0.67	0.68	0.69	0.73	0.79
Net investment income	2.93	(a)	2.05	2.11	1.75	1.79	2.26
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$12,526,587		$10,568,573	$7,472,693	$5,272,157	$3,289,827	$2,335,922

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.32		$24.50	$21.48	$19.15	$19.09	$23.42
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.29	$0.25	$0.17	$0.16	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	3.74		5.00	3.01	2.32	0.06 (g)	(4.31)
Total from investment operations	$4.02		$5.29	$3.26	$2.49	$0.22	$(4.10)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.24)	$(0.16)	$(0.16)	$(0.23)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.71)		$(0.47)	$(0.24)	$(0.16)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$32.63		$29.32	$24.50	$21.48	$19.15	$19.09
Total return (%) (r)(s)(x)	13.78	(n)	21.83	15.29	12.95	1.13	(17.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.68	1.69	1.70	1.73	1.78
Expenses after expense reductions (f)	1.63	(a)	1.67	1.68	1.69	1.73	1.78
Net investment income	1.80	(a)	1.06	1.10	0.74	0.80	1.24
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$33,106		$33,485	$32,389	$33,806	$32,934	$30,690

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.56		$24.69	$21.66	$19.31	$19.24	$23.59
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.43	$0.37	$0.28	$0.26	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	3.76		5.04	3.01	2.34	0.07 (g)	(4.33)
Total from investment operations	$4.13		$5.47	$3.38	$2.62	$0.33	$(4.03)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.41)	$(0.35)	$(0.27)	$(0.26)	$(0.32)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.79)		$(0.60)	$(0.35)	$(0.27)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$32.90		$29.56	$24.69	$21.66	$19.31	$19.24
Total return (%) (r)(s)(x)	14.06	(n)	22.47	15.80	13.51	1.66	(16.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.18	1.20	1.20	1.23	1.29
Expenses after expense reductions (f)	1.13	(a)	1.17	1.18	1.19	1.23	1.28
Net investment income	2.34	(a)	1.55	1.61	1.24	1.29	1.73
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$602,082		$572,590	$517,005	$496,236	$426,938	$286,115

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.73		$24.83	$21.78	$19.41	$19.34	$23.71
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.50	$0.43	$0.34	$0.31	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	3.77		5.07	3.03	2.35	0.07 (g)	(4.35)
Total from investment operations	$4.19		$5.57	$3.46	$2.69	$0.38	$(4.01)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.48)	$(0.41)	$(0.32)	$(0.31)	$(0.36)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.83)		$(0.67)	$(0.41)	$(0.32)	$(0.31)	$(0.36)
Net asset value, end of period (x)	$33.09		$29.73	$24.83	$21.78	$19.41	$19.34
Total return (%) (r)(s)(x)	14.20	(n)	22.77	16.11	13.82	1.90	(16.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.93	0.95	0.95	0.99	1.03
Expenses after expense reductions (f)	0.87	(a)	0.91	0.93	0.94	0.98	1.03
Net investment income	2.67	(a)	1.80	1.86	1.49	1.53	1.94
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$1,496,074		$1,299,126	$1,022,504	$763,670	$587,645	$341,993

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.82		$24.90	$21.84	$19.47	$19.39	$23.77
Income (loss) from investment operations
Net investment income (d)	$0.46		$0.57	$0.49	$0.40	$0.36	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	3.78		5.08	3.04	2.35	0.08 (g)	(4.34)
Total from investment operations	$4.24		$5.65	$3.53	$2.75	$0.44	$(3.97)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.54)	$(0.47)	$(0.38)	$(0.36)	$(0.41)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.87)		$(0.73)	$(0.47)	$(0.38)	$(0.36)	$(0.41)
Net asset value, end of period (x)	$33.19		$29.82	$24.90	$21.84	$19.47	$19.39
Total return (%) (r)(s)(x)	14.34	(n)	23.09	16.40	14.05	2.18	(16.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.68	0.70	0.70	0.74	0.77
Expenses after expense reductions (f)	0.63	(a)	0.67	0.68	0.69	0.73	0.77
Net investment income	2.88	(a)	2.07	2.10	1.74	1.77	2.10
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$3,174,878		$2,892,340	$2,907,088	$2,036,438	$1,266,492	$652,906

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R5 (y)			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.82		$24.90	$21.81	$19.44	$19.37	$23.74
Income (loss) from investment operations
Net investment income (d)	$0.50		$0.60	$0.46	$0.37	$0.35	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	3.77		5.07	3.08	2.35	0.06 (g)	(4.35)
Total from investment operations	$4.27		$5.67	$3.54	$2.72	$0.41	$(3.98)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.56)	$(0.45)	$(0.35)	$(0.34)	$(0.39)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.89)		$(0.75)	$(0.45)	$(0.35)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$33.20		$29.82	$24.90	$21.81	$19.44	$19.37
Total return (%) (r)(s)(x)	14.43	(n)	23.18	16.48	13.96	2.04	(16.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57	0.77	0.80	0.83	0.89
Expenses after expense reductions (f)	0.53	(a)	0.56	0.76	0.79	0.83	0.88
Net investment income	3.16	(a)	2.12	1.98	1.63	1.70	2.12
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$3,476,637		$2,362,012	$940,695	$1,334,446	$1,393,429	$999,969

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.62		$24.74	$21.70	$19.34	$19.28	$23.62
Income (loss) from investment operations
Net investment income (d)	$0.43		$0.49	$0.42	$0.32	$0.29	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	3.75		5.05	3.02	2.34	0.06 (g)	(4.33)
Total from investment operations	$4.18		$5.54	$3.44	$2.66	$0.35	$(4.01)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.47)	$(0.40)	$(0.30)	$(0.29)	$(0.33)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.83)		$(0.66)	$(0.40)	$(0.30)	$(0.29)	$(0.33)
Net asset value, end of period (x)	$32.97		$29.62	$24.74	$21.70	$19.34	$19.28
Total return (%) (r)(s)(t)(x)	14.23	(n)	22.73	16.06	13.71	1.74	(16.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.03	1.05	1.05	1.08	1.19
Expenses after expense reductions (f)	0.87	(a)	0.93	0.98	1.03	1.08	1.19
Net investment income	2.69	(a)	1.79	1.80	1.40	1.44	1.84
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$13,146		$10,899	$8,195	$6,315	$5,192	$5,008

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.29		$24.48	$21.45	$19.12	$19.06	$23.37
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.27	$0.24	$0.14	$0.14	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	3.73		4.99	3.01	2.32	0.06 (g)	(4.30)
Total from investment operations	$4.01		$5.26	$3.25	$2.46	$0.20	$(4.10)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.22)	$(0.13)	$(0.14)	$(0.21)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.45)	$(0.22)	$(0.13)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$32.60		$29.29	$24.48	$21.45	$19.12	$19.06
Total return (%) (r)(s)(t)(x)	13.76	(n)	21.74	15.27	12.84	1.01	(17.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.78	1.79	1.80	1.83	1.89
Expenses after expense reductions (f)	1.67	(a)	1.71	1.73	1.78	1.83	1.89
Net investment income	1.80	(a)	1.00	1.05	0.64	0.70	1.15
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$1,042		$1,013	$963	$1,147	$1,198	$1,215

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.23		$24.43	$21.43	$19.11	$19.05	$23.35
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.27	$0.24	$0.15	$0.14	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	3.72		4.99	2.99	2.31	0.07 (g)	(4.30)
Total from investment operations	$4.00		$5.26	$3.23	$2.46	$0.21	$(4.10)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.23)	$(0.14)	$(0.15)	$(0.20)
From net realized gain on investments	(0.58)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.46)	$(0.23)	$(0.14)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$32.53		$29.23	$24.43	$21.43	$19.11	$19.05
Total return (%) (r)(s)(t)(x)	13.77	(n)	21.80	15.18	12.82	1.06	(17.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.78	1.79	1.80	1.83	1.89
Expenses after expense reductions (f)	1.67	(a)	1.72	1.73	1.78	1.83	1.89
Net investment income	1.80	(a)	1.00	1.06	0.65	0.69	1.15
Portfolio turnover	8	(n)	12	14	17	22	33
Net assets at end of period (000 omitted)	$3,668		$3,387	$2,610	$2,438	$2,180	$1,710

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

27

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

28

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$31,301,394,623	$—	$—	$31,301,394,623
Mutual Funds	464,971,463	—	—	464,971,463
Total Investments	$31,766,366,086	$—	$—	$31,766,366,086

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the

29

Notes to Financial Statements (unaudited) – continued

shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

30

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/13
Ordinary income (including any short-term capital gains)	$430,454,430
Long-term capital gains	157,367,309
Total distributions	$587,821,739

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$22,029,757,540
Gross appreciation	9,781,380,842
Gross depreciation	(44,772,296)
Net unrealized appreciation (depreciation)	$9,736,608,546

As of 8/31/13
Undistributed ordinary income	201,576,358
Undistributed long-term capital gain	46,280,507
Capital loss carryforwards	(25,656,270)
Other temporary differences	(52,786)
Net unrealized appreciation (depreciation)	7,134,362,181

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

31

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(25,656,270)

The availability of $25,656,270 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Class A	$67,816,590	$124,516,423	$158,274,114	$49,243,771
Class B	703,554	1,678,264	3,249,251	1,211,702
Class C	4,835,320	10,011,832	21,935,733	6,733,945
Class I	102,647,912	176,018,883	207,624,418	57,935,944
Class R1	138,970	339,938	629,904	240,515
Class R2	3,910,194	8,205,027	10,778,017	3,801,881
Class R3	10,931,812	19,969,447	25,565,924	7,763,177
Class R4	27,731,183	61,227,720	55,241,972	22,718,740
Class R5	25,886,856	28,283,283	50,791,793	7,624,734
Class 529A	94,849	163,205	220,123	64,487
Class 529B	3,893	9,739	18,765	7,173
Class 529C	13,997	30,669	67,464	21,240
Total	$244,715,130	$430,454,430	$534,397,478	$157,367,309

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

32

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended February 28, 2014, this management fee reduction amounted to $2,442,076, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $336,188, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.51% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,414,338 and $4,494 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$10,907,709
Class B	0.75%	0.25%	1.00%	1.00%	892,993
Class C	0.75%	0.25%	1.00%	1.00%	5,985,000
Class R1	0.75%	0.25%	1.00%	1.00%	171,033
Class R2	0.25%	0.25%	0.50%	0.50%	1,488,808
Class R3	—	0.25%	0.25%	0.25%	1,764,524
Class 529A	—	0.25%	0.25%	0.20%	15,076
Class 529B	0.75%	0.25%	1.00%	0.99%	5,191
Class 529C	0.75%	0.25%	1.00%	1.00%	17,941
Total Distribution and Service Fees					$21,248,275

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS

33

Notes to Financial Statements (unaudited) – continued

or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $33,884, $416, $510, $4, $841, $28,427, $3,281, $36 and $26 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$21,744
Class B	75,914
Class C	36,655
Class 529B	—
Class 529C	41

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2014, unless MFD elects to extend the waiver. For the six months ended February 28, 2014, this waiver amounted to $4,172 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2014, were as follows:

	Fee	Waiver
Class 529A	$6,030	$3,015
Class 529B	519	260
Class 529C	1,794	897
Total Program Manager Fees and Waivers	$8,343	$4,172

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $879,435, which equated to 0.0059% annually of the fund’s average daily net assets. MFSC also receives payment

34

Notes to Financial Statements (unaudited) – continued

from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $13,109,598.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0016% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $111 and is included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,834 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $96,059 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $13,779, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

35

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2014, MFS redeemed 4,432 shares of Class R5 for an aggregate amount of $137,259.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $3,589,054,863 and $2,367,945,495, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	32,051,741	$1,027,197,064	67,116,915	$1,889,877,634
Class B	324,853	10,357,487	708,666	20,011,073
Class C	3,964,829	125,858,218	6,158,073	172,478,672
Class I	54,780,192	1,764,712,357	131,671,398	3,656,207,857
Class R1	95,747	3,012,349	285,909	7,814,415
Class R2	1,506,502	47,803,606	4,158,241	114,058,643
Class R3	7,179,657	230,142,187	12,097,117	336,373,199
Class R4	10,977,768	351,138,886	27,985,159	771,830,606
Class R5	27,659,979	894,666,753	43,743,094	1,209,937,672
Class 529A	43,460	1,399,101	63,689	1,774,775
Class 529B	2,638	84,273	3,293	90,545
Class 529C	10,309	327,038	23,338	635,837
	138,597,675	$4,456,699,319	294,014,892	$8,181,090,928

Shares issued to shareholders in reinvestment of distributions
Class A	6,504,105	$208,379,606	5,951,959	$157,662,290
Class B	112,546	3,600,788	100,309	2,617,280
Class C	540,819	17,216,873	403,650	10,521,773
Class I	6,472,132	208,180,009	5,760,185	153,740,898
Class R1	24,316	768,874	22,442	579,636
Class R2	442,537	14,071,132	438,901	11,500,677
Class R3	1,142,318	36,497,736	1,048,279	27,727,975
Class R4	2,487,613	79,618,420	3,091,705	81,724,939
Class R5	2,395,262	76,678,649	1,333,660	35,908,017
Class 529A	9,920	314,972	8,630	227,628
Class 529B	717	22,658	653	16,883
Class 529C	2,582	81,461	2,010	51,909
	20,134,867	$645,431,178	18,162,383	$482,279,905

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,109,565)	$(999,054,315)	(68,940,476)	$(1,899,985,019)
Class B	(588,881)	(18,873,950)	(1,883,982)	(51,710,790)
Class C	(2,381,817)	(75,606,707)	(6,368,042)	(172,465,155)
Class I	(38,455,675)	(1,234,354,500)	(83,338,753)	(2,318,973,834)
Class R1	(247,657)	(7,897,938)	(488,335)	(13,148,405)
Class R2	(3,020,856)	(96,070,679)	(6,162,208)	(167,459,751)
Class R3	(6,811,591)	(218,743,462)	(10,622,008)	(294,129,563)
Class R4	(14,816,830)	(474,095,634)	(50,807,188)	(1,394,609,059)
Class R5	(4,525,655)	(145,779,197)	(3,658,419)	(104,034,634)
Class 529A	(22,593)	(726,113)	(35,610)	(1,007,941)
Class 529B	(5,974)	(191,297)	(8,708)	(239,427)
Class 529C	(16,007)	(510,339)	(16,277)	(440,935)
	(102,003,101)	$(3,271,904,131)	(232,330,006)	$(6,418,204,513)

Net change
Class A	7,446,281	$236,522,355	4,128,398	$147,554,905
Class B	(151,482)	(4,915,675)	(1,075,007)	(29,082,437)
Class C	2,123,831	67,468,384	193,681	10,535,290
Class I	22,796,649	738,537,866	54,092,830	1,490,974,921
Class R1	(127,594)	(4,116,715)	(179,984)	(4,754,354)
Class R2	(1,071,817)	(34,195,941)	(1,565,066)	(41,900,431)
Class R3	1,510,384	47,896,461	2,523,388	69,971,611
Class R4	(1,351,449)	(43,338,328)	(19,730,324)	(541,053,514)
Class R5	25,529,586	825,566,205	41,418,335	1,141,811,055
Class 529A	30,787	987,960	36,709	994,462
Class 529B	(2,619)	(84,366)	(4,762)	(131,999)
Class 529C	(3,116)	(101,840)	9,071	246,811
	56,729,441	$1,830,226,366	79,847,269	$2,245,166,320

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund , the MFS Aggresive Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 2%, 1%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

37

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $61,107 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	382,071,026	1,965,500,006	(1,882,599,569)	464,971,463

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$173,165	$464,971,463

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® LOW VOLATILITY EQUITY FUND

LVU-SEM

MFS® LOW VOLATILITY EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	3.7%
McDonald’s Corp.	3.3%
Everest Re Group Ltd.	3.2%
Exxon Mobil Corp.	3.2%
Lorillard, Inc.	3.1%
Perrigo Co. PLC	3.1%
Henry Schein, Inc	3.0%
Kroger Co.	2.8%
Stericycle, Inc.	2.6%
Wal-Mart Stores, Inc.	2.3%

Equity sectors
Health Care	16.9%
Utilities & Communications	13.9%
Financial Services	13.6%
Consumer Staples	13.5%
Technology	11.9%
Retailing	9.5%
Industrial Goods & Services	6.5%
Energy	5.2%
Leisure	3.8%
Basic Materials	2.1%
Special Products & Services	1.7%
Transportation	0.5%

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 5, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 5, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/05/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 12/05/13-2/28/14
A	Actual	1.17%	$1,000.00	$1,026.00	$2.79
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
B	Actual	1.95%	$1,000.00	$1,024.00	$4.65
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.95%	$1,000.00	$1,024.00	$4.65
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
I	Actual	0.95%	$1,000.00	$1,027.00	$2.27
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.95%	$1,000.00	$1,024.00	$4.65
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,025.00	$3.46
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,026.00	$2.86
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,027.00	$2.27
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R5	Actual	0.90%	$1,000.00	$1,027.00	$2.15
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 86/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 181/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, December 5, 2013, through February 28, 2014. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 28, 2014.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)

Aerospace - 3.9%
General Dynamics Corp.	170	$18,622
Honeywell International, Inc.	310	29,276
Lockheed Martin Corp.	110	17,853
United Technologies Corp.	310	36,276

		$102,027
Biotechnology - 1.0%
Amgen, Inc.	214	$26,540

Business Services - 1.3%
Automatic Data Processing, Inc.	260	$20,223
FleetCor Technologies, Inc. (a)	110	14,292

		$34,515
Chemicals - 0.5%
3M Co.	106	$14,281

Computer Software - 2.1%
Intuit, Inc.	370	$28,916
Microsoft Corp.	300	11,493
Oracle Corp.	360	14,080

		$54,489
Computer Software - Systems - 2.0%
International Business Machines Corp.	282	$52,218

Consumer Products - 2.7%
Colgate-Palmolive Co.	468	$29,404
Kimberly-Clark Corp.	110	12,139
Procter & Gamble Co.	360	28,318

		$69,861
Consumer Services - 0.4%
Priceline.com, Inc. (a)	8	$10,791

Containers - 0.8%
Packaging Corp. of America	160	$11,662
Silgan Holdings, Inc.	210	10,124

		$21,786

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 3.1%
Intel Corp.	440	$10,894
KLA-Tencor Corp.	230	14,985
Microchip Technology, Inc.	940	42,817
Xilinx, Inc.	260	13,572

		$82,268
Energy - Integrated - 5.2%
Chevron Corp.	457	$52,706
Exxon Mobil Corp.	860	82,792

		$135,498
Entertainment - 0.4%
Regal Entertainment Group, “A”	580	$10,672

Food & Beverages - 5.4%
Bunge Ltd.	150	$11,942
Coca-Cola Co.	420	16,044
Dr Pepper Snapple Group, Inc.	270	14,070
General Mills, Inc.	1,030	51,531
Hershey Co.	90	9,524
McCormick & Co., Inc.	250	16,600
Mondelez International, Inc.	370	12,591
PepsiCo, Inc.	120	9,608

		$141,910
Food & Drug Stores - 3.3%
CVS Caremark Corp.	180	$13,165
Kroger Co.	1,770	74,234

		$87,399
General Merchandise - 4.5%
Costco Wholesale Corp.	260	$30,368
Macy’s, Inc.	210	12,151
Target Corp.	250	15,635
Wal-Mart Stores, Inc.	790	59,013

		$117,167
Insurance - 6.5%
Chubb Corp.	230	$20,120
Everest Re Group Ltd.	569	84,918
RenaissanceRe Holdings Ltd.	120	11,461
Travelers Cos., Inc.	380	31,859
Validus Holdings Ltd.	590	21,718

		$170,076

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 4.2%
Google, Inc., “A” (a)	80	$97,252
Yahoo!, Inc. (a)	300	11,601

		$108,853
Major Banks - 1.2%
PNC Financial Services Group, Inc.	210	$17,174
Wells Fargo & Co.	280	12,998

		$30,172
Medical & Health Technology & Services - 4.0%
AmerisourceBergen Corp.	400	$27,140
Henry Schein, Inc. (a)	660	78,566

		$105,706
Medical Equipment - 2.5%
Abbott Laboratories	980	$38,984
Becton, Dickinson & Co.	150	17,283
Zimmer Holdings, Inc.	110	10,322

		$66,589
Natural Gas - Distribution - 1.2%
Sempra Energy	130	$12,281
Spectra Energy Corp.	490	18,267

		$30,548
Natural Gas - Pipeline - 0.8%
Kinder Morgan Management LLC (a)	307	$21,486

Network & Telecom - 0.5%
Qualcomm, Inc.	180	$13,552

Other Banks & Diversified Financials - 5.4%
BankUnited, Inc.	680	$22,766
Discover Financial Services	390	22,378
East West Bancorp, Inc.	300	10,707
Fifth Third Bancorp	630	13,668
MasterCard, Inc., “A”	539	41,891
Visa, Inc., “A”	131	29,598

		$141,008
Pharmaceuticals - 9.3%
Eli Lilly & Co.	960	$57,226
Johnson & Johnson	550	50,666
Merck & Co., Inc.	790	45,022

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Perrigo Co. PLC	492	$80,904
Pfizer, Inc.	340	10,917

		$244,735
Pollution Control - 2.6%
Stericycle, Inc. (a)	593	$67,602

Real Estate - 0.6%
Public Storage, Inc., REIT	90	$15,210

Restaurants - 3.3%
McDonald’s Corp.	920	$87,538

Specialty Chemicals - 0.7%
Praxair, Inc.	139	$18,121

Specialty Stores - 1.7%
AutoZone, Inc. (a)	25	$13,461
O’Reilly Automotive, Inc. (a)	117	17,649
TJX Cos., Inc.	230	14,136

		$45,246
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	150	$12,221

Telephone Services - 3.0%
AT&T, Inc.	720	$22,990
Verizon Communications, Inc.	1,140	54,241

		$77,231
Tobacco - 5.5%
Altria Group, Inc.	350	$12,691
Lorillard, Inc.	1,650	80,949
Philip Morris International, Inc.	440	35,600
Reynolds American, Inc.	270	13,724

		$142,964
Trucking - 0.5%
United Parcel Service, Inc., “B”	140	$13,408

Utilities - Electric Power - 8.5%
Alliant Energy Corp.	230	$12,475
American Electric Power Co., Inc.	470	23,594
Consolidated Edison, Inc.	170	9,529

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Duke Energy Corp.	150	$10,632
ITC Holdings Corp.	110	11,286
MGE Energy, Inc.	500	19,290
NextEra Energy, Inc.	310	28,331
OGE Energy Corp.	1,300	46,800
PG&E Corp.	400	17,624
Pinnacle West Capital Corp.	160	8,904
Southern Co.	520	22,022
Wisconsin Energy Corp.	260	11,430

		$221,917
Total Common Stocks (Identified Cost, $2,526,772)		$2,595,605

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	105,881	$105,881
Total Investments (Identified Cost, $2,632,653)		$2,701,486

Other Assets, Less Liabilities - (3.2)%		(83,528)
Net Assets - 100.0%		$2,617,958

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,526,772)	$2,595,605
Underlying affiliated funds, at cost and value	105,881
Total investments, at value (identified cost, $2,632,653)	$2,701,486
Cash	57
Receivables for
Fund shares sold	52,500
Dividends	7,135
Receivable from investment adviser	17,860
Total assets	$2,779,038
Liabilities
Payables for
Investments purchased	$114,893
Payable to affiliates
Shareholder servicing costs	563
Distribution and service fees	19
Payable for independent Trustees’ compensation	79
Accrued expenses and other liabilities	45,526
Total liabilities	$161,080
Net assets	$2,617,958
Net assets consist of
Paid-in capital	$2,553,347
Unrealized appreciation (depreciation) on investments	68,833
Accumulated net realized gain (loss) on investments	(10,539)
Undistributed net investment income	6,317
Net assets	$2,617,958
Shares of beneficial interest outstanding	255,127

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$376,499	36,703	$10.26
Class B	107,618	10,507	10.24
Class C	173,251	16,914	10.24
Class I	112,957	11,003	10.27
Class R1	102,419	10,000	10.24
Class R2	102,540	10,000	10.25
Class R3	102,601	10,000	10.26
Class R4	102,661	10,000	10.27
Class R5	1,437,412	140,000	10.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.89 [100 / 94.25 x $10.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/28/14 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$12,319
Dividends from underlying affiliated funds	31
Total investment income	$12,350
Expenses
Management fee	$4,077
Distribution and service fees	1,030
Shareholder servicing costs	688
Administrative services fee	4,124
Independent Trustees’ compensation	207
Custodian fee	2,592
Shareholder communications	2,336
Audit and tax fees	8,688
Legal fees	283
Registration fees	30,611
Miscellaneous	2,557
Total expenses	$57,193
Reduction of expenses by investment adviser and distributor	(51,160)
Net expenses	$6,033
Net investment income	$6,317
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(10,539)
Change in unrealized appreciation (depreciation) on investments	$68,833
Net realized and unrealized gain (loss) on investments	$58,294
Change in net assets from operations	$64,611

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 2/28/14 (c) (unaudited)
From operations
Net investment income	$6,317
Net realized gain (loss) on investments	(10,539)
Net unrealized gain (loss) on investments	68,833
Change in net assets from operations	$64,611
Change in net assets from fund share transactions	$2,553,347
Total change in net assets	$2,617,958
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $6,317)	$2,617,958

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.22
Total from investment operations	$0.26
Net asset value, end of period (x)	$10.26
Total return (%) (r)(s)(t)(x)	2.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.55	(a)
Expenses after expense reductions (f)	1.17	(a)
Net investment income	1.57	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$376

Class B	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.23
Total from investment operations	$0.24
Net asset value, end of period (x)	$10.24
Total return (%) (r)(s)(t)(x)	2.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.36	(a)
Expenses after expense reductions (f)	1.95	(a)
Net investment income	0.28	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$108

See Notes to Financial Statements

14

Financial Highlights – continued

Class C	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.23
Total from investment operations	$0.24
Net asset value, end of period (x)	$10.24
Total return (%) (r)(s)(t)(x)	2.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.35	(a)
Expenses after expense reductions (f)	1.95	(a)
Net investment income	0.35	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$173

Class I	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.27
Net asset value, end of period (x)	$10.27
Total return (%) (r)(s)(x)	2.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.36	(a)
Expenses after expense reductions (f)	0.95	(a)
Net investment income	1.31	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$113

See Notes to Financial Statements

15

Financial Highlights – continued

Class R1	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.23
Total from investment operations	$0.24
Net asset value, end of period (x)	$10.24
Total return (%) (r)(s)(x)	2.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.36	(a)
Expenses after expense reductions (f)	1.95	(a)
Net investment income	0.28	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$102

Class R2	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.23
Total from investment operations	$0.25
Net asset value, end of period (x)	$10.25
Total return (%) (r)(s)(x)	2.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.86	(a)
Expenses after expense reductions (f)	1.45	(a)
Net investment income	0.78	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$103

See Notes to Financial Statements

16

Financial Highlights – continued

Class R3	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.26
Net asset value, end of period (x)	$10.26
Total return (%) (r)(s)(x)	2.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.61	(a)
Expenses after expense reductions (f)	1.20	(a)
Net investment income	1.02	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$103

Class R4	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.27
Net asset value, end of period (x)	$10.27
Total return (%) (r)(s)(x)	2.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.36	(a)
Expenses after expense reductions (f)	0.95	(a)
Net investment income	1.28	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$103

See Notes to Financial Statements

17

Financial Highlights – continued

Class R5	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.27
Net asset value, end of period (x)	$10.27
Total return (%) (r)(s)(x)	2.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.31	(a)
Expenses after expense reductions (f)	0.90	(a)
Net investment income	1.32	(a)
Portfolio turnover	11	(n)
Net assets at end of period (000 omitted)	$1,437

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

19

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,595,605	$—	$—	$2,595,605
Mutual Funds	105,881	—	—	105,881
Total Investments	$2,701,486	$—	$—	$2,701,486

20

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended February 28, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

21

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$2,632,653
Gross appreciation	99,800
Gross depreciation	(30,967)
Net unrealized appreciation (depreciation)	$68,833

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee to 0.60% of the fund’s average daily net assets annually up to $1 billion, and 0.55% of the fund’s average daily net assets annually in excess of $1 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014. For the period ended February 28, 2014, this management fee reduction amounted to $815, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended February 28, 2014, this management fee reduction amounted to $14, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended February 28, 2014 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.91%

22

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the period ended February 28, 2014, this reduction amounted to $50,317 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,152 for the period ended February 28, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.22%	$106
Class B	0.75%	0.25%	1.00%	1.00%	236
Class C	0.75%	0.25%	1.00%	1.00%	275
Class R1	0.75%	0.25%	1.00%	1.00%	236
Class R2	0.25%	0.25%	0.50%	0.50%	118
Class R3	—	0.25%	0.25%	0.25%	59
Total Distribution and Service Fees					$1,030

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the period ended February 28, 2014, this rebate amounted to $13 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended February 28, 2014.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 28, 2014, the fee was $124, which equated to 0.0227% annually of the fund’s average daily net assets. MFSC also receives payment from the

23

Notes to Financial Statements (unaudited) – continued

fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $564.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended February 28, 2014 was equivalent to an annual effective rate of 0.7582% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 5, 2013, MFS purchased 140,000 shares of Class R5 and 10,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $2,200,000.

At February 28, 2014, MFS held 95%, 59%, and 91% of the outstanding shares of Class B, Class C, and Class I, respectively, and 100% of the outstanding shares each of Class R1, Class R2, Class R3, Class R4, and Class R5.

24

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $2,786,544 and $249,232, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/28/14 (c)
	Shares	Amount
Shares sold
Class A	36,704	$368,215
Class B	10,507	105,147
Class C	16,914	170,000
Class I	11,003	110,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
Class R5	140,000	1,400,000
	255,128	$2,553,362

Shares reacquired
Class A	(1)	$(15)

Net change
Class A	36,703	$368,200
Class B	10,507	105,147
Class C	16,914	170,000
Class I	11,003	110,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
Class R5	140,000	1,400,000
	255,127	$2,553,347

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

(6) Line of Credit

The fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread.

25

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,460,424	(2,354,543)	105,881

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31	$105,881

(8) Subsequent Event

The fund, beginning March 27, 2014, and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2013 and September 2013, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2013 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

27

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate would be lower than the Lipper expense group median and the Fund’s total expense ratio would be approximately at the Lipper expense group median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion, and that MFS has agreed in writing to implement a reduced advisory fee rate on the Fund’s average daily net assets up to $1 billion and to further reduce its advisory fee on the Fund’s average daily net assets over $1 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

28

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

29

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

30

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

LVO-SEM

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
OBIC Co. Ltd.	3.6%
Discover Financial Services	3.4%
Lockheed Martin Corp.	3.3%
Kroger Co.	3.3%
General Mills, Inc.	3.3%
Roche Holding AG	2.9%
Amgen, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.5%
Cheung Kong Infrastructure Holdings Ltd.	2.4%

Equity sectors
Financial Services	14.4%
Consumer Staples	14.1%
Health Care	13.8%
Utilities & Communications	12.4%
Retailing	9.0%
Technology	8.8%
Leisure	8.4%
Energy	7.0%
Industrial Goods & Services	3.9%
Special Products & Services	2.2%
Transportation	1.9%
Autos & Housing	1.5%
Basic Materials	1.2%

Issuer country weightings (x)
United States	49.6%
Japan	12.5%
Switzerland	6.9%
Hong Kong	6.5%
United Kingdom	5.8%
Canada	3.2%
China	2.6%
Taiwan	2.5%
Israel	2.3%
Other Countries	8.1%

Currency exposure weightings (y)
United States Dollar	53.1%
Japanese Yen	12.5%
Hong Kong Dollar	9.1%
Swiss Franc	6.9%
British Pound Sterling	5.8%
Euro	3.8%
Taiwan Dollar	2.5%
Israeli Shekel	2.3%
Danish Krone	1.6%
Other Currencies	2.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 5, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and

(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 5, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/05/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 12/05/13-2/28/14
A	Actual	1.24%	$1,000.00	$1,044.00	$2.99
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	2.10%	$1,000.00	$1,042.00	$5.05
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
C	Actual	2.10%	$1,000.00	$1,042.00	$5.05
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
I	Actual	1.10%	$1,000.00	$1,045.00	$2.65
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R1	Actual	2.10%	$1,000.00	$1,042.00	$5.05
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
R2	Actual	1.60%	$1,000.00	$1,044.00	$3.85
	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00
R3	Actual	1.35%	$1,000.00	$1,044.00	$3.25
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R4	Actual	1.10%	$1,000.00	$1,045.00	$2.65
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R5	Actual	1.05%	$1,000.00	$1,045.00	$2.53
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 86/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 181/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, December 5, 2013, through February 28, 2014. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 28, 2014.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.11%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)

Aerospace - 3.3%
Lockheed Martin Corp.	500	$81,152

Airlines - 1.2%
Copa Holdings S.A., “A”	135	$18,287
Southwest Airlines Co.	510	11,444

		$29,731
Automotive - 0.4%
General Motors Co.	300	$10,860

Biotechnology - 2.6%
Amgen, Inc.	514	$63,746

Broadcasting - 1.2%
Television Broadcasts Ltd.	4,900	$30,276

Business Services - 2.2%
FleetCor Technologies, Inc. (a)	290	$37,680
Nomura Research, Inc.	500	16,360

		$54,040
Cable TV - 4.2%
DIRECTV, “A” (a)	180	$13,968
Liberty Global PLC, “A” (a)	430	37,217
Naspers Ltd.	125	15,077
Time Warner Cable, Inc.	130	18,246
Ziggo N.V.	410	18,760

		$103,268
Chemicals - 0.6%
Mitsubishi Chemical Holdings Corp.	3,000	$13,531

Computer Software - 4.1%
Dassault Systems S.A.	95	$10,920
OBIC Co. Ltd.	2,800	88,179

		$99,099
Computer Software - Systems - 1.1%
EMC Corp.	450	$11,867
NICE Systems Ltd., ADR	340	13,967

		$25,834

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.6%
Geberit AG	49	$15,410

Consumer Products - 3.1%
Colgate-Palmolive Co.	174	$10,932
Kimberly-Clark Corp.	250	27,588
Procter & Gamble Co.	480	37,757

		$76,277
Electronics - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,320	$59,992

Energy - Independent - 0.4%
Dragon Oil PLC	1,040	$10,554

Energy - Integrated - 5.7%
Chevron Corp.	146	$16,838
China Petroleum & Chemical Corp.	26,000	23,083
Exxon Mobil Corp.	630	60,650
Royal Dutch Shell PLC, “B”	958	37,330

		$137,901
Food & Beverages - 7.6%
Chr. Hansen Holding A.S.	518	$21,490
General Mills, Inc.	1,590	79,548
Mondelez International, Inc.	380	12,931
Nestle S.A.	282	21,354
Sligro Food Group N.V.	392	16,070
Toyo Suisan Kaisha Ltd.	1,000	33,605

		$184,998
Food & Drug Stores - 6.5%
CVS Caremark Corp.	190	$13,897
Kroger Co.	1,900	79,686
Lawson, Inc.	600	41,623
METRO, Inc., “A”	180	10,059
Sundrug Co. Ltd.	300	12,071

		$157,336
Furniture & Appliances - 0.4%
Fortune Brands Home & Security, Inc.	230	$10,750

Insurance - 3.8%
Beazley Group PLC	3,081	$13,621
Catlin Group Ltd.	2,576	22,905

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Intact Financial Corp.	220	$13,233
Suncorp-Metway Ltd.	3,009	32,597
Travelers Cos., Inc.	110	9,222

		$91,578
Internet - 1.2%
Google, Inc., “A” (a)	25	$30,391

Machinery & Tools - 0.6%
Schindler Holding AG	90	$13,671

Major Banks - 3.9%
Bank of Nova Scotia	260	$14,880
BOC Hong Kong Holdings Ltd.	7,500	22,759
Royal Bank of Canada	190	12,358
Sumitomo Mitsui Financial Group, Inc.	800	35,688
Wells Fargo & Co.	210	9,748

		$95,433
Medical & Health Technology & Services - 0.4%
Miraca Holdings, Inc.	200	$9,119

Medical Equipment - 0.5%
Abbott Laboratories	300	$11,934

Natural Gas - Distribution - 0.5%
Osaka Gas Co. Ltd.	3,000	$12,469

Oil Services - 0.9%
Rowan Cos., Inc., “A” (a)	400	$13,344
Tenaris S.A.	435	9,121

		$22,465
Other Banks & Diversified Financials - 4.8%
China Construction Bank	19,000	$13,049
Discover Financial Services	1,440	82,627
Provident Financial PLC	691	21,719

		$117,395
Pharmaceuticals - 10.3%
AstraZeneca PLC	240	$16,413
Johnson & Johnson	560	51,587
Novartis AG	200	16,703
Pfizer, Inc.	1,670	53,624

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	229	$70,666
Teva Pharmaceutical Industries Ltd., ADR	860	42,905

		$251,898
Railroad & Shipping - 0.7%
Canadian National Railway Co.	280	$15,831

Real Estate - 1.9%
Allreal Holding AG	130	$18,181
Champion, REIT	29,000	13,004
Link, REIT	3,500	16,259

		$47,444
Restaurants - 2.9%
McDonald’s Corp.	414	$39,392
Whitbread PLC	403	30,280

		$69,672
Specialty Chemicals - 0.7%
Symrise AG	325	$15,966

Specialty Stores - 2.5%
Home Depot, Inc.	210	$17,226
Industria de Diseno Textil S.A.	83	11,949
Ross Stores, Inc.	440	32,032

		$61,207
Telecommunications - Wireless - 2.4%
China Mobile Ltd.	3,000	$28,510
KDDI Corp.	500	30,466

		$58,976
Telephone Services - 2.0%
BCE, Inc.	250	$10,900
Swisscom AG	20	11,848
TDC A.S.	1,602	15,912
Verizon Communications, Inc.	210	9,992

		$48,652
Tobacco - 3.4%
Altria Group, Inc.	290	$10,515
Japan Tobacco, Inc.	400	12,703
Lorillard, Inc.	500	24,530
Reynolds American, Inc.	200	10,166

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - continued
Schweitzer-Mauduit International, Inc.	530	$25,509

		$83,423
Utilities - Electric Power - 7.5%
Alliant Energy Corp.	190	$10,306
American Electric Power Co., Inc.	360	18,072
Cheung Kong Infrastructure Holdings Ltd.	9,000	58,681
Consolidated Edison, Inc.	260	14,573
Dominion Resources, Inc.	150	10,410
Duke Energy Corp.	200	14,176
Hongkong Electric Holdings Ltd.	2,000	16,713
PG&E Corp.	910	40,095

		$183,026
Total Common Stocks (Identified Cost, $2,313,434)		$2,405,305

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	55,400	$55,400
Total Investments (Identified Cost, $2,368,834)		$2,460,705

Other Assets, Less Liabilities - (0.9)%		(21,300)
Net Assets - 100.0%		$2,439,405

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,313,434)	$2,405,305
Underlying affiliated funds, at cost and value	55,400
Total investments, at value (identified cost, $2,368,834)	$2,460,705
Foreign currency, at value (identified cost, $640)	641
Receivables for
Investments sold	87,605
Fund shares sold	12,500
Dividends	9,682
Receivable from investment adviser	18,607
Receivable from distributor	13
Total assets	$2,589,753
Liabilities
Payables for
Investments purchased	$102,057
Payable to affiliates
Shareholder servicing costs	562
Payable for independent Trustees’ compensation	79
Accrued expenses and other liabilities	47,650
Total liabilities	$150,348
Net assets	$2,439,405
Net assets consist of
Paid-in capital	$2,336,769
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	91,887
Accumulated net realized gain (loss) on investments and foreign currency	4,218
Undistributed net investment income	6,531
Net assets	$2,439,405
Shares of beneficial interest outstanding	233,618

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$246,570	23,618	$10.44
Class B	104,211	10,000	10.42
Class C	104,211	10,000	10.42
Class I	104,456	10,000	10.45
Class R1	104,211	10,000	10.42
Class R2	104,334	10,000	10.43
Class R3	104,396	10,000	10.44
Class R4	104,457	10,000	10.45
Class R5	1,462,559	140,000	10.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.08 [100 / 94.25 x $10.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/28/14 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$13,624
Dividends from underlying affiliated funds	27
Foreign taxes withheld	(291)
Total investment income	$13,360
Expenses
Management fee	$4,921
Distribution and service fees	1,010
Shareholder servicing costs	688
Administrative services fee	4,124
Independent Trustees’ compensation	207
Custodian fee	4,242
Shareholder communications	2,336
Audit and tax fees	9,162
Legal fees	283
Registration fees	30,611
Miscellaneous	2,558
Total expenses	$60,142
Reduction of expenses by investment adviser and distributor	(53,313)
Net expenses	$6,829
Net investment income	$6,531
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,461
Foreign currency	(2,243)
Net realized gain (loss) on investments and foreign currency	$4,218
Change in unrealized appreciation (depreciation)
Investments	$91,871
Translation of assets and liabilities in foreign currencies	16
Net unrealized gain (loss) on investments and foreign currency translation	$91,887
Net realized and unrealized gain (loss) on investments and foreign currency	$96,105
Change in net assets from operations	$102,636

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 2/28/14 (c) (unaudited)
From operations
Net investment income	$6,531
Net realized gain (loss) on investments and foreign currency	4,218
Net unrealized gain (loss) on investments and foreign currency translation	91,887
Change in net assets from operations	$102,636
Change in net assets from fund share transactions	$2,336,769
Total change in net assets	$2,439,405
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $6,531)	$2,439,405

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.41
Total from investment operations	$0.44
Net asset value, end of period (x)	$10.44
Total return (%) (r)(s)(t)(x)	4.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.07	(a)
Expenses after expense reductions (f)	1.24	(a)
Net investment income	1.33	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$247

Class B	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.41
Total from investment operations	$0.42
Net asset value, end of period (x)	$10.42
Total return (%) (r)(s)(t)(x)	4.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.83	(a)
Expenses after expense reductions (f)	2.10	(a)
Net investment income	0.33	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

See Notes to Financial Statements

15

Financial Highlights – continued

Class C	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.41
Total from investment operations	$0.42
Net asset value, end of period (x)	$10.42
Total return (%) (r)(s)(t)(x)	4.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.83	(a)
Expenses after expense reductions (f)	2.10	(a)
Net investment income	0.33	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

Class I	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.42
Total from investment operations	$0.45
Net asset value, end of period (x)	$10.45
Total return (%) (r)(s)(x)	4.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.84	(a)
Expenses after expense reductions (f)	1.10	(a)
Net investment income	1.34	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

See Notes to Financial Statements

16

Financial Highlights – continued

Class R1	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.41
Total from investment operations	$0.42
Net asset value, end of period (x)	$10.42
Total return (%) (r)(s)(x)	4.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.83	(a)
Expenses after expense reductions (f)	2.10	(a)
Net investment income	0.33	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

Class R2	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.41
Total from investment operations	$0.43
Net asset value, end of period (x)	$10.43
Total return (%) (r)(s)(x)	4.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.33	(a)
Expenses after expense reductions (f)	1.60	(a)
Net investment income	0.83	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

See Notes to Financial Statements

17

Financial Highlights – continued

Class R3	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.41
Total from investment operations	$0.44
Net asset value, end of period (x)	$10.44
Total return (%) (r)(s)(x)	4.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.08	(a)
Expenses after expense reductions (f)	1.35	(a)
Net investment income	1.07	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

Class R4	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.42
Total from investment operations	$0.45
Net asset value, end of period (x)	$10.45
Total return (%) (r)(s)(x)	4.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.83	(a)
Expenses after expense reductions (f)	1.10	(a)
Net investment income	1.33	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$104

See Notes to Financial Statements

18

Financial Highlights – continued

Class R5	Period ended 2/28/14 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.42
Total from investment operations	$0.45
Net asset value, end of period (x)	$10.45
Total return (%) (r)(s)(x)	4.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.79	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income	1.37	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$1,463

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

20

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

21

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,176,225	$—	$—	$1,176,225
Japan	305,815	—	—	305,815
Switzerland	167,833	—	—	167,833
Hong Kong	157,692	—	—	157,692
United Kingdom	142,269	—	—	142,269
Canada	64,028	13,233	—	77,261
China	64,642	—	—	64,642
Taiwan	59,992	—	—	59,992
Israel	56,873	—	—	56,873
Other Countries	196,703	—	—	196,703
Mutual Funds	55,400	—	—	55,400
Total Investments	$2,447,472	$13,233	$—	$2,460,705

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

22

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended February 28, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$2,368,835
Gross appreciation	127,105
Gross depreciation	(35,235)
Net unrealized appreciation (depreciation)	$91,870

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

23

Notes to Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee to 0.75% of the fund’s average daily net assets annually up to $1 billion, and 0.70% of the fund’s average daily net assets annually in excess of $1 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014. For the period ended February 28, 2014, this management fee reduction amounted to $820, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended February 28, 2014, this management fee reduction amounted to $14, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended February 28, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.06%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the period ended February 28, 2014, this reduction amounted to $52,425 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $954 for the period ended February 28, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

24

Notes to Financial Statements (unaudited) – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.14%	$122
Class B	0.75%	0.25%	1.00%	1.00%	237
Class C	0.75%	0.25%	1.00%	1.00%	237
Class R1	0.75%	0.25%	1.00%	1.00%	237
Class R2	0.25%	0.25%	0.50%	0.50%	118
Class R3	—	0.25%	0.25%	0.25%	59
Total Distribution and Service Fees					$1,010

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the period ended February 28, 2014, this rebate amounted to $53 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended February 28, 2014.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 28, 2014, the fee was $124, which equated to 0.0227% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $564.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee

25

Notes to Financial Statements (unaudited) – continued

based on average daily net assets. The administrative services fee incurred for the period ended February 28, 2014 was equivalent to an annual effective rate of 0.7534% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 5, 2013, MFS purchased 140,000 shares of Class R5 and 10,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $2,200,000.

At February 28, 2014, MFS held 100% of the outstanding shares each of Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $2,430,863 and $123,890, respectively.

26

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/28/14 (c)
	Shares	Amount
Shares sold
Class A	24,629	$246,790
Class B	10,000	100,000
Class C	10,000	100,000
Class I	10,000	100,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
Class R5	140,000	1,400,000
	234,629	$2,346,790

Shares reacquired
Class A	(1,011)	$(10,021)

Net change
Class A	23,618	$236,769
Class B	10,000	100,000
Class C	10,000	100,000
Class I	10,000	100,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
Class R5	140,000	1,400,000
	233,618	$2,336,769

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

(6) Line of Credit

The fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread.

27

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,332,301	(2,276,901)	55,400

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27	$55,400

(8) Subsequent Event

The fund, beginning March 27, 2014, and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2013 and September 2013, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2013 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

29

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion, and that MFS has agreed in writing to implement a reduced advisory fee rate on the Fund’s average daily net assets up to $1 billion and to further reduce its advisory fee on the Fund’s average daily net assets over $1 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

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Board Approval of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

31

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.